Registration No. 333-19925
                                                    Registration No. 811-01705
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

           Pre-Effective Amendment No.                                       | |

           Post-Effective Amendment No. 5                                    |X|

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


           Amendment No. 111                                                 |X|


                        (Check appropriate box or boxes)

                           --------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485


  [X]    On May 1, 2002 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Variable Immediate Annuity
A combination variable and fixed immediate annuity contract


PROSPECTUS DATED MAY 1, 2002


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.

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WHAT IS THE VARIABLE IMMEDIATE ANNUITY?

The Variable Immediate Annuity is a single premium payout annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The contract offers a variable income annuity option funded by one or more of the 13 variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.




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 Variable investment options:
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 Fixed income
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o EQ/Alliance Intermediate Government   o EQ/Alliance Quality Bond
  Securities                            o EQ/High Yield(1)
o EQ/Alliance Money Market
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 Domestic stocks                         International stocks
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o EQ/Aggressive Stock                   o EQ/Alliance Global
o EQ/Alliance Common Stock              o EQ/Alliance International
o EQ/Alliance Growth and Income
o EQ/Alliance Small Cap Growth
o EQ/Equity 500 Index
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 Balanced/hybrid
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o EQ/Alliance Growth Investors
o EQ/Balanced
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(1)   Formerly named "EQ/Alliance High Yield."


You may allocate amounts to the variable investment options. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

FIXED INCOME ANNUITY OPTION. You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity option.

TYPES OF CONTRACTS. We offer the contract for use as an annuity to pay out your benefits under:

o a nonqualified annuity ("NQ") for after-tax contributions only

o a plan qualified under Section 401(a) of the Internal Revenue Code

o an individual retirement annuity ("IRA")


o an Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")


A minimum premium payment of $10,000 is required to purchase this contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI"), dated May 1, 2002, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                          X00314

Contents of this prospectus

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VARIABLE IMMEDIATE ANNUITY
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Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Variable Immediate Annuity at a glance - key features                        7
Fee table                                                                    8



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1. CONTRACT FEATURES AND BENEFITS                                            9
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How you can purchase a contract                                              9
Owner and annuitant requirements                                             9
What are your investment options under the contract?                         9



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2. SELECTING YOUR ANNUITY OPTION                                            11

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Allocating your premium payment                                             11
Transfers among the variable investment options                             11
Your right to cancel within a certain number of days                        11
Your annuity payout option                                                  12
Determining your monthly variable payments                                  12
Assumed Investment Return                                                   12




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3. CHARGES AND EXPENSES                                                     14

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Charges that Equitable Life deducts                                         14
Charges that EQ Advisors Trust deducts                                      14



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"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

To make this prospectus easier to read, we sometimes use different words than in the contract. Your financial professional can provide further explanation about your contract.


2  Contents of this prospectus

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4. TAX INFORMATION                                                          15

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Overview                                                                    15
Taxation of annuity payments                                                15
Special rules for tax-favored retirement programs                           16
Federal and state income tax withholding
  and information reporting                                                 17
Other information                                                           18
Special rules for contracts issued in Puerto Rico                           18
Impact of taxes to Equitable Life                                           18




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5. MORE INFORMATION                                                         19

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About Separate Account A                                                    19
About EQ Advisors Trust                                                     19
About our general account                                                   19
About your voting rights                                                    19
Voting rights of others                                                     20
Separate Account A voting rights                                            20
Changes in applicable law                                                   20
About legal proceedings                                                     20
About our independent accountants                                           20
Financial Statements                                                        20
Distribution of the contracts                                               20


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APPENDIX: EXAMPLES OF HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS FOR YOUR
   SINGLE PREMIUM PAYMENT AND FOR VARIABLE INVESTMENT OPTION TRANSFERS     A-1
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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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                                                  Contents of this prospectus  3

Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.




                                         Page
   AIR                                     12
   annuitant                                9
   annuity payout options                  12
   annuity unit                            11
   annuity unit value                      11
   business day                             9
   contract date                            7
   contract date anniversary                7
   contract year                            7
   fixed income annuity option          cover
   IRA                                  cover
   IRS                                     15
   life contingency                        16
   net investment return                   11
   nonqualified annuity                    15
   portfolio                            cover
   premium payment                          9
   processing office                    cover
   qualified annuity                       15
   Required Beginning Date                 17
   SAI                                  cover
   traditional IRA                         16
   TSA                                  cover
   variable income annuity option       cover
   variable investment options          cover


4  Index of key words and phrases

Who is Equitable Life?

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We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

Send all written communications to our processing office:

Equitable Life
Variable Immediate Annuity
P.O. Box 2494
New York, NY 10116-2494

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 CUSTOMER SERVICE REPRESENTATIVE:
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During our regular business hours you may call 1-800-245-1230, our toll-free number, to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Friday from 9:00 a.m. until 5:00 p.m., Eastern Time.

You should send all notices and requests to our processing office at the address above.


WE HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1) address changes;

(2) beneficiary changes; and

(3) transfers among variable investment options.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.


6  Who is Equitable Life?

Variable Immediate Annuity at a glance -- key features

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Professional investment       The Variable Immediate Annuity's variable investment options invest in different portfolios managed by
management                    a professional investment adviser.
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Fixed income annuity option   o Provides fixed annuity payments supported by our general account.
                              o This option can only be selected when you purchase your Variable Immediate Annuity.
                              o You may not allocate 100% of your premium payment to the fixed income annuity option.
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Tax advantages                o No tax on transfers inside the contract when you make transfers among the variable investment options.
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Your annuity payments         o We make monthly annuity payments to you based on the annuity option you choose.
                              o Once issued, the contract may not be surrendered. The contract does not have a cash surrender value.
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Payout options                o Fixed annuity payout options
                              o Variable annuity payout options
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Additional features           o You may transfer funds among the variable investment options once a year on the contract date anniversary. There is no charge for such transfers.
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                              The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each
                              12-month period is your "contract date anniversary."
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Fees and                      o We deduct a daily charge currently at an effective annual rate of 0.50% of the assets invested in
charges                         the variable investment options. This charge is for mortality and expense risks and administrative charges. We may increase this charge to a maximum effective annual rate  of 1.55%.
                              o We deduct a onetime charge of $350 from your premium payment for administrative expenses of the contract.
                              o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is deducted from your premium payment.
                              o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to
                                0.85% annually, and other expenses.
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE.


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer different features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


                        Variable Immediate Annuity at a glance -- key features 7

Fee table

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The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Each of the charges and expenses is more fully described under "Charges and expenses" later in this Prospectus.




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 Charges we deduct from your premium payment
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Administrative expense charge                                                   $ 350
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 Charges we deduct from your variable investment options each day expressed as an annual percentage of net assets
 (maximum)
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Mortality and expense risks                                                     0.40%            1.25%
Administration                                                                  0.10%            0.30%
                                                                                -----            -----
Variable investment option total annual expenses                                0.50% (current)  1.55% (maximum)
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EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

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                                                                                            Net Total
                                                    Management Fees     Other Expenses   Annual Expenses
                                                    (After expense     (After expense    (After expense
  Portfolio Name                                    limitation)(1)       limitation)     limitation)(2)
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EQ/Aggressive Stock                                      0.61%               0.08%              0.69%
EQ/Alliance Common Stock                                 0.46%               0.07%              0.53%
EQ/Alliance Global                                       0.73%               0.12%              0.85%
EQ/Alliance Growth and Income                            0.57%               0.06%              0.63%
EQ/Alliance Growth Investors                             0.57%               0.06%              0.63%
EQ/Alliance Intermediate Government Securities           0.50%               0.12%              0.62%
EQ/Alliance International                                0.85%               0.25%              1.10%
EQ/Alliance Money Market                                 0.33%               0.07%              0.40%
EQ/Alliance Quality Bond                                 0.53%               0.07%              0.60%
EQ/Alliance Small Cap Growth                             0.75%               0.06%              0.81%
EQ/Balanced (2)                                          0.57%               0.08%              0.65%
EQ/Equity 500 Index                                      0.25%               0.06%              0.31%
EQ/High Yield                                            0.60%               0.07%              0.67%
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(1) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(2) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to the EQ/Balanced Portfolio, which is effective from May 1, 2002 through April 30, 2003. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of this Portfolio, if necessary, in an amount that limits the Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for the Trust attached at the end of this prospectus. The management fees and expenses did not exceed the expense cap in 2001.



8 Fee table

1. Contract features and benefits

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HOW YOU CAN PURCHASE A CONTRACT

You may purchase a contract by making a single premium payment to us. Your premium payment must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept cash or traveler's checks. We do not accept third-party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.


Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.


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Generally our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
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OWNER AND ANNUITANT REQUIREMENTS


The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.



WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed income annuity option.

VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Alliance Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their investment advisers.


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You can choose from among the variable investment options. Investment options are referred to as Investment Funds in the contract.
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                                               Contract features and benefits  9

Portfolios of EQ Advisors Trust
You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the Variable Immediate
Annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

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 Portfolio Name                    Objective                                             Adviser(s)
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EQ/Aggressive Stock                Seeks to achieve long-term growth of capital          Alliance Capital Management L.P.
                                                                                         Marsico Capital Management, LLC
                                                                                         MFS Investment Management
                                                                                         Provident Investment Counsel, Inc.
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EQ/Alliance Common Stock           Seeks to achieve long-term growth of capital          Alliance Capital Management L.P.
                                   and increased income
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EQ/Alliance Global                 Seeks long-term growth of capital                     Alliance Capital Management L.P.
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EQ/Alliance Growth and Income      Seeks to provide a high total return                  Alliance Capital Management. L.P.
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EQ/Alliance Growth Investors       Seeks to achieve the highest total return con-        Alliance Capital Management L.P.
                                   sistent with the Adviser's determination of
                                   reasonable risk
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EQ/Alliance Intermediate           Seeks to achieve high current income consis-          Alliance Capital Management L.P.
  Government Securities            tent with relative stability of principal
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EQ/Alliance International          Seeks long-term growth of capital                     Alliance Capital Management L.P.
                                                                                         (including through its Bernstein Investment
                                                                                         Research and Management Unit)
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EQ/Alliance Money Market           Seeks to obtain a high level of current income,       Alliance Capital Management L.P.
                                   preserve its assets and maintain liquidity
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EQ/Alliance Quality Bond           Seeks to achieve high current income consis-          Alliance Capital Management L.P.
                                   tent with moderate risk of capital
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EQ/Alliance Small Cap Growth       Seeks to achieve long-term growth of capital          Alliance Capital Management L.P.
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EQ/Balanced                        Seeks to achieve a high return through both           Alliance Capital Management L.P.
                                   appreciation of capital and current income            Capital Guardian Trust Company
                                                                                         Jennison Associates, LLC
                                                                                         Prudential Management, LLC
                                                                                         Mercury Advisors
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EQ/Equity 500 Index                Seeks a total return before expenses that             Alliance Capital Management L.P.
                                   approximates the total return performance of
                                   the S&P 500 Index, including reinvestment of
                                   dividends, at a risk level consistent with that
                                   of the S&P 500 Index
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EQ/High Yield                      Seeks to achieve a high total return through a        Alliance Capital Management L.P.
                                   combination of current income and capital
                                   appreciation
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Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this Prospectus.



FIXED INCOME ANNUITY OPTION


If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see "About our general account," in "More information" later in this Prospectus.



10 Contract features and benefits

2. Selecting your annuity option

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You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. The first two monthly payments are always fixed. Under the variable income annuity option, the third and subsequent monthly annuity payments you receive will increase or decrease depending upon the investment performance of the variable investment options you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and fixed annuity payments due.

We will begin sending you annuity payments under the contract one month following the date we receive your premium payment. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.

We offer four annuity payout options from which you may choose. See "Your annuity payout option" below.


ALLOCATING YOUR PREMIUM PAYMENT

You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.

When your premium payment is allocated to a variable investment option, it purchases "annuity units" in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the "annuity unit value" for that option. We use the annuity unit value calculated at the end of a "valuation period" in which we receive the premium payment at our processing office.

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A valuation period is each business day together with any consecutive non-business days before it.
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Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See "Assumed Investment Return ("AIR")" below. The investment results of a variable investment option depend on the investment performance of the corresponding portfolio. We discuss annuity units in greater detail under "Determining your monthly variable payments" below. We provide a description of how annuity unit values are calculated in the SAI.

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Investment results minus the daily charges is your "net investment return."
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TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS


You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our processing office at least five days before the contract date anniversary, otherwise it will be returned. A transfer becomes effective on the next contract date anniversary after our processing office has received the request.


When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

o your contract number;

o the percentage of your annuity units (as of the date of your request) to be transferred; and

o the variable investment options to and from which the units are to be transferred.

We do not charge you for any transfer among your variable investment options.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our processing office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your


                                               Selecting your annuity option  11
premium payment (not including any investment gain or loss). For an IRA contract (discussed under "Tax information" later in this Prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment.


We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the "free look" period; or

o you change your mind before you receive your contract whether we have received your premium payment or not.


Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.



YOUR ANNUITY PAYOUT OPTION

The Variable Immediate Annuity offers you several choices of annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.

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                     ANNUITY PAYOUT OPTIONS
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Life annuity (except in New York)
Life annuity -- period certain
Joint and survivor life annuity
Joint and survivor life annuity -- period certain


ANNUITY PAYOUT OPTIONS

You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. If your annuity payments equal the sum of amounts received under both the variable income annuity option and the fixed income annuity option, you must select the same payout option for both.

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuing benefit following the annuitant's death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant's life expectancy.

o Joint and survivor life annuity: An annuity that guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the surviving annuitant for the rest of the surviving annuitant's life.

o Joint and survivor life annuity with period certain: This annuity form guarantees payments for the rest of both annuitants' lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.

Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant's life and the life of any joint annuitant.

Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant's age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.

DETERMINING YOUR MONTHLY VARIABLE PAYMENTS

The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:


o the amount applied to purchase the annuity;

o the assumed base rate of net investment return;

o the form of distribution (annuity payout option you select);

o the annuitant's age and any joint annuitant's age (as discussed above); and


o in certain instances, the sex of the annuitant(s) (as discussed above).

We do not guarantee or project the growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.


The first two monthly payments are fixed. The third and subsequent monthly annuity payments you receive under the variable income annuity option will vary according to the net investment return of the variable investment options you select to fund the variable payments compared to the Assumed Investment Return ("AIR"). After the first two payments, we will calculate each monthly payment by multiplying a variable investment option's average annuity unit value by the number of annuity units credited to you under that option. For purposes of this calculation:


The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.


ASSUMED INVESTMENT RETURN


To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of


12  Selecting your annuity option
net investment return ("AIR"). All contracts have an AIR of 5%, except for contracts issued in states where a 3-1/2% AIR (maximum) is used.

If a variable investment option's net investment return equals the AIR, then the annuity unit value will not change. If the net investment return is greater than the AIR, then the annuity unit value will increase. On the other hand, if the net investment return is less than the AIR, then the annuity unit value will decrease.


Monthly payments under contracts with AIRs of 3-1/2% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3-1/2% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.


                                               Selecting your annuity option  13

3. Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following onetime charges from your premium payment:

o An administrative expense charge.

o A charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

o A mortality and expense risks charge.

o An asset-based administrative charge.

More information about these charges appears below.


ADMINISTRATIVE EXPENSE CHARGE


We deduct a onetime charge of $350 from your premium payment for administrative expenses of the contract. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, for example, premium taxes in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% of your premium payment (1% in Puerto Rico).



MORTALITY AND EXPENSE RISKS CHARGE AND ASSET-BASED ADMINISTRATIVE CHARGE

We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the annuity unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

We may use any profit from the mortality and expense risk charge to help cover sales commissions and other distribution expenses.

Our intention is that the asset-based charge for expenses, together with the administrative expense charge, reimburses us for our actual costs in providing administrative services in connection with the contract. These charges are not designed to include an element of profit. There is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributed to that contract.


CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:


o Management fees ranging from 0.25% to 0.85%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.


These charges are reflected in the daily share price of each portfolio. Since EQ Advisors Trust shares are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their annuity unit values. For more information about these charges, please refer to the prospectus of EQ Advisors Trust attached at the end of this Prospectus.



14  Charges and expenses

4. Tax information


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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan ("nonqualified annuity"), or the annuity is purchased with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans ("qualified annuity").


Federal income tax rules include the United States laws in the Internal Revenue Code and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA begin to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. EGTRRA permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.



TAXATION OF ANNUITY PAYMENTS

We designed the Variable Immediate Annuity contract to qualify as an "annuity" for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Federal and state income tax withholding and information reporting" below.

The Variable Immediate Annuity contract is a payout annuity -- that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.


The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the contract with after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable as ordinary income, not capital gains for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax ("tax free"), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity ("IRA") contracts, as discussed in "Taxation of payments" under "IRAs" below.


The formula for determining the tax-free portion of each payment varies slightly depending on whether the contract is a nonqualified annuity, a qualified plan, or TSA. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity, no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.

Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

o a successor owner after your death and while the annuitant is still alive; or

o a joint annuitant after the death of the annuitant; or

o a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.


EARLY DISTRIBUTION PENALTY TAX

If you take a distribution before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59-1/2 distributions made:

(1) on or after your death; or

(2) because you are disabled (special federal income tax definition); or

(3) in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or


                                                             Tax information  15

(4) payments under an immediate annuity.

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An "immediate annuity" is generally an annuity under which payments begin within one year from purchase and provides for a series of substantially equal periodic payments made at least annually.
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We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.


SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS


QUALIFIED PLANS AND TSAS


DISTRIBUTION RESTRICTIONS AND PENALTY TAXES

Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:

o is age 59-1/2; or

o has died; or

o is disabled (special federal income tax definition); or

o is separated from service.

In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59-1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee Retirement Income Security Act of 1974, as amended, may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.


MINIMUM DISTRIBUTION RULES

Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) arrangements, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. Minimum distributions generally must begin in the year the individual is age 70-1/2, but may be delayed if the individual is age 70-1/2 but not retired from the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) according to IRS tables and proposed minimum distribution regulations.


IRAS

Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.

For further information about individual retirement annuities, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
(IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or IRS Website (www.irs.gov).

We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.


We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Determining your monthly variable payments" earlier in this Prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in "About our general account" under "More information" later in this Prospectus).



CANCELLATION


You can cancel a contract issued as an IRA by following the directions under "Your right to cancel within a certain number of days" earlier in this Prospectus. If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.



FUNDING


This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental 457(b) or EDC plan, a qualified plan or a 403(b) arrangement. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be).

The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or other eligible retirement plan to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.

All distributions from a TSA, qualified plan or governmental 457(b) plan are eligible rollover distributions, unless the distributions are:



16  Tax information

o "required minimum distributions" after age 70-1/2 or retirement; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o a hardship withdrawal; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

If you have made any after-tax contributions to a qualified plan or TSA (but not a governmental 457(b) plan) they may be rolled over to a traditional IRA either in a direct rollover or a 60-day rollover you do yourself. As discussed below under "Taxation of Payments," Equitable Life will report all distributions from the IRA as fully taxable. You are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA and reporting it to the IRS on your income tax returns.

If amounts that are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.



REQUIRED MINIMUM DISTRIBUTIONS

April 1, following the calendar year in which you reach age 70-1/2, is the "Required Beginning Date" -- the date on which required minimum distributions from an individual retirement arrangement are required to begin.


If you are past your Required Beginning Date, you may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to your contract, you must have taken the minimum distribution for the year.


As discussed above under "Qualified plans and TSAs" -- "Minimum distribution rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life-contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.


The IRS and Treasury have recently proposed revisions to the minimum distribution rules. These proposed changes generally do not affect payouts under the contract.



TAXATION OF PAYMENTS

All payments from the Variable Immediate Annuity IRA are reported as being fully taxable. If you establish the annuity through a direct transfer of individual retirement arrangement funds that include any nondeductible contributions, it is your responsibility to calculate the amount of each payment that is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.


Distributions from an IRA are not eligible for ten-year averaging and long-term capital gain treatment available under limited circumstances for distributions from qualified plans.



BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax on the taxable portion of your periodic annuity payments. You may be able to elect out of this income tax withholding in some cases. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our processing office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.


Certain states have indicated that annuity income tax withholding will apply to payments from the Variable Immediate Annuity contract made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number in "How to reach us" earlier in this Prospectus.


Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless you elect no withholding. Unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in 2002, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption



                                                             Tax information  17
or request that no tax be withheld. Your withholding election remains effective unless you revoke it. You may revoke or change your withholding election at any time.


OTHER INFORMATION


The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to a particular portfolio within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to nonqualified annuity contract. In that case, income and gains attributable to such portfolio shares would be included in your gross income for federal income tax purposes.



SPECIAL RULES FOR CONTRACTS ISSUED IN PUERTO RICO

Under current law, we treat income from the Variable Immediate Annuity contract as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


IMPACT OF TAXES TO EQUITABLE LIFE

The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.


18  Tax information

5. More information

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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.


Separate Account A is registered under the Investment Company Act of 1940, as amended and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to EQ Advisors Trust.

We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and a subsidiary of Equitable Life, served as investment manager to EQ Advisors Trust.)

For periods prior to October 18, 1999 the Alliance portfolios were part of The Hudson River Trust. On October 18, 1999, these portfolios became the corresponding portfolios of EQ Advisors Trust.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, its investment objectives, policies, restrictions, risks, expenses, and other aspects of its operations, appear in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI, which is available upon request.

ABOUT OUR GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed income annuity option, as well as our general obligations.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, as amended, nor is the general account an investment company under the Investment Company Act of 1940.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the fixed income annuity option. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:


o the election of trustees;

o the formal approval of independent auditors selected for the EQ Advisors Trust; and

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.



                                                            More information  19

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.



ABOUT OUR INDEPENDENT ACCOUNTANTS

The consolidated financial statements of Equitable Life at December 31, 2001 and 2000 and for each of the three years ended December 31, 2001 included in this Prospectus and in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS


The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230.



DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account
A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.


The contracts will be sold by financial professionals who are registered representatives of AXA Advisors and its affiliates who are also our licensed insurance agents, as well as by affiliated and unaffiliated broker-dealers with which AXA Advisors has entered into selling agreements. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.



20  More information

Appendix: Examples of how we determine variable annuity payments for your single premium payment and for variable investment option transfers

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The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.


We assume that $100,000, after we deduct any fees that apply, was used to purchase a Variable Income Annuity contract under the EQ/Alliance Common Stock variable investment option on 12/21/01. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10-year period certain form. This payment represents, for purposes of this example, 80 EQ/Alliance Common Stock variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the EQ/Alliance Common Stock performance compared to the AIR.

We further assume that on the first contract date anniversary, 12/20/02, we receive a request for a 40% transfer of variable annuity units from the EQ/Alliance Common Stock variable investment option to the EQ/Alliance Global variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.



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 As of 12/21/01 (Original Issue)
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(1)   Premium applied*                                                                                           $100,000
(2)   Initial monthly payment on 1/21/02                                                                         $800
(3)   EQ/Alliance Common Stock option annuity unit value (12/21/01)                                              $10.00
(4)   Number of EQ/Alliance Common Stock variable annuity units: (2)/(3)                                         80
------------------------------------------------------------------------------------------------------------------------------------
 As of 12/20/02 (annuitant election to transfer 40% from EQ/Alliance Common Stock to EQ/Alliance Global option)
------------------------------------------------------------------------------------------------------------------------------------
(5)   EQ/Alliance Common Stock option annuity unit value (12/20/02)                                              $11.25
(6)   EQ/Alliance Global option annuity unit value (12/20/02)                                                    $10.00
(7)   Portion of annuity units transferred to EQ/Alliance Global option: 40% x (4) x  (5)/(6)                    36
(8)   Remaining annuity units in EQ/Alliance Common Stock option: 60% x (4)                                      48
------------------------------------------------------------------------------------------------------------------------------------
 As of 12/20/02 (benefit payment based on annuity units owned in October 2002)
------------------------------------------------------------------------------------------------------------------------------------
(9)   Average EQ/Alliance Common Stock option annuity unit value (October 2002)                                  $10.50
(10)  Monthly payment under EQ/Alliance Common Stock option on 12/20/02: (4) x (9)                               $840
------------------------------------------------------------------------------------------------------------------------------------
 As of 1/21/03 (benefit payment based on annuity units owned in November 2002)
------------------------------------------------------------------------------------------------------------------------------------
(11)  Average EQ/Alliance Common Stock option annuity unit value (November 2002)                                 $11.25
(12)  Monthly payment under EQ/Alliance Common Stock option on 1/21/03: (4) x (11)                               $900
------------------------------------------------------------------------------------------------------------------------------------
 As of 2/21/03 (benefit payment based on annuity units owned in December 2002)
------------------------------------------------------------------------------------------------------------------------------------
(13)  Average EQ/Alliance Common Stock option annuity unit value (December 2002)                                 $11.50
(14)  Average EQ/Alliance Global option annuity unit value (December 2002)                                       $11.00
(15)  Monthly payment under EQ/Alliance Common Stock option on 2/21/03: (8) x (13)                               $552
(16)  Monthly payment under EQ/Alliance Global option on 2/21/03: (7) x (14)                                     $396
(17)  Total monthly payment on 2/21/03: (15) + (16)                                                              $948
------------------------------------------------------------------------------------------------------------------------------------


* After deduction of the $350 administrative expense charge.

Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.


            Appendix: Examples of how we determine variable annuity payments A-1

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          Page

Annuity unit values                                                         2
Custodian and independent accountants                                       3
Distribution of the contracts                                               3
Financial Statements                                                        4


HOW TO OBTAIN A VARIABLE IMMEDIATE ANNUITY STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Send this request form to:
  Equitable Life
  Variable Immediate Annuity
  P.O. Box 2494
  New York, NY 10116-2494

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a Variable Immediate Annuity SAI for Separate Account A dated May 1, 2002.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip






888-1272

Variable Immediate Annuity
A combination variable and fixed immediate annuity contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2002


--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus, dated May 1, 2002. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. The fixed income annuity option is part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (Equitable Life, Variable Immediate Annuity, Post Office Box 2494, New York, New York 10116-2494), by calling 1-800-245-1230 toll free, or by contacting your financial professional.



TABLE OF CONTENTS

Annuity unit values                                    2
Custodian and independent accountants                  3
Distribution of the contracts                          3
Financial statements                                   4





    Copyright 2002 The Equitable Life Assurance Society of the United States. 1290 Avenue of the Americas. New York, New York 10104. All rights reserved.

888-1272                                                                   E3831

-----   ------------------------------------------------------------------------
  2

ANNUITY UNIT VALUES


We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3 1/2% a year, respectively. The following table shows the annuity unit values on October 1, 1997, December 31, 1997, December 31, 1998, December 31, 1999, December 31, 2000 and December 31, 2001 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.




------------------------------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS              AIR     10/1/97    12/31/97    12/31/98    12/31/99    12/31/00    12/31/01
------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                       3 1/2%   $1.52      $1.37       $1.32       $1.51       $1.26       $0.91
                                          5%       $1.48      $1.32       $1.26       $1.42       $1.17       $0.83
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                  3 1/2%   $1.53      $1.55       $1.93       $2.32       $1.92       $1.65
                                          5%       $1.48      $1.50       $1.84       $2.18       $1.78       $1.51
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                        3 1/2%   $1.28      $1.23       $1.44       $1.92       $1.50       $1.15
                                          5%       $1.24      $1.19       $1.37       $1.80       $1.39       $1.05
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income             3 1/2%   $1.52      $1.49       $1.73       $1.97       $2.06       $1.96
                                          5%       $1.47      $1.44       $1.64       $1.85       $1.91       $1.79
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors              3 1/2%   $1.33      $1.29       $1.48       $1.80       $1.62       $1.36
                                          5%       $1.29      $1.25       $1.41       $1.69       $1.49       $1.24
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government       3 1/2%   $1.04      $1.05       $1.09       $1.05       $1.10       $1.14
Securities                                5%       $1.01      $1.02       $1.04       $0.98       $1.02       $1.04
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International                 3 1/2%   $1.15      $1.03       $1.09       $1.44       $1.07       $0.79
                                          5%       $1.11      $0.99       $1.04       $1.35       $0.99       $0.72
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                  3 1/2%   $1.03      $1.03       $1.05       $1.06       $1.08       $1.08
                                          5%       $1.00      $1.00       $1.00       $0.99       $1.00       $0.98
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                  3 1/2%   $1.09      $1.10       $1.15       $1.08       $1.16       $1.21
                                          5%       $1.06      $1.06       $1.09       $1.02       $1.07       $1.10
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth              3 1/2%   $1.31      $1.23       $1.39       $1.71       $1.87       $1.57
                                          5%       $1.30      $1.22       $1.36       $1.64       $1.78       $1.46
------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                               3 1/2%   $1.27      $1.24       $1.41       $1.60       $1.52       $1.43
                                          5%       $1.23      $1.20       $1.34       $1.50       $1.40       $1.30
------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                       3 1/2%   $1.62      $1.63       $2.01       $2.33       $2.02       $1.71
                                          5%       $1.57      $1.57       $1.91       $2.18       $1.87       $1.56
------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                             3 1/2%   $1.39      $1.40       $1.28       $1.19       $1.04       $1.01
                                          5%       $1.35      $1.35       $1.22       $1.11       $0.96       $0.92

--------------------------------------------------------------------      ------
                                                                             3

The net investment factor is:

   (a/b) - c

   where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after the deduction of fees and expenses of EQ Advisors Trust.

(b) is the value of the variable investment options shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily mortality and expense risks charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.


For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate. The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES


To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in April 2002, the annuity payment due in June 2002 would be $95.19 (26.74 units times $3.56).

CUSTODIAN AND INDEPENDENT ACCOUNTANTS


Equitable Life is the custodian for shares of EQ Advisors Trust owned by Separate Account A.


The financial statements of Separate Account A for the period ended December 31, 2001 and 2000 , and the consolidated financial statements of Equitable Life as of December 31, 2001 and 2000 and for each of the three years ended December 31, 2001 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2001, 2000 and 1999. Equitable Life paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A, $543,488,990 in 2001 and $666,577,890 in 2000. Of

-----   ------------------------------------------------------------------------
  4


these amounts, AXA Advisors retained $277,057,837 and $385,314,054, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.......................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2001..............  FSA-3
   Statements of Operations for the Year Ended December 31, 2001........  FSA-15
   Statements of Changes in Net Assets for the Years Ended December
    31, 2001 and 2000...................................................  FSA-21
   Notes to Financial Statements........................................  FSA-31


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.......................................     F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2001 and 2000..............     F-2
Consolidated Statements of Earnings, Years Ended December 31,
    2001, 2000 and 1999.................................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2001, 2000 and 1999...............     F-4
   Consolidated Statements of Cash Flows, Years Ended December
    31, 2001, 2000 and 1999.............................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7


                                     FSA-1

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2001 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 6, 2002

                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                    EQ/Aggressive      EQ/Alliance     EQ/Alliance
                                                        Stock         Common Stock       Global
                                                   --------------    --------------    ------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $1,486,162,651    $6,085,269,353    $612,112,599
Receivable for Trust shares sold ................       8,177,850         3,381,866         727,658
Receivable for policy-related transactions ......              --                --              --
                                                   --------------    --------------    ------------
  Total assets ..................................   1,494,340,501     6,088,651,219     612,840,257
                                                   --------------    --------------    ------------
Liabilities:
Payable for Trust shares purchased ..............              --                --              --
Payable for policy-related transactions .........       7,769,876         3,684,635         765,333
                                                   --------------    --------------    ------------
  Total liabilities .............................       7,769,876         3,684,635         765,333
                                                   --------------    --------------    ------------
Net Assets ......................................  $1,486,570,625    $6,084,966,584    $612,074,924
                                                   ==============    ==============    ============
Net Assets:
Accumulation Units ..............................  $1,482,726,536    $6,048,249,943    $610,575,012
Contracts in payout (annuitization) period.......       2,944,980        32,958,917       1,152,006
Retained by Equitable Life in Separate
 Account A ......................................         899,109         3,757,724         347,906
                                                   --------------    --------------    ------------
Total net assets ................................  $1,486,570,625    $6,084,966,584    $612,074,924
                                                   ==============    ==============    ============
Investments in shares of The Trust, at cost......  $2,098,376,124    $7,530,438,601    $876,897,043
Trust shares held
 Class A ........................................      64,604,713       379,794,763      39,194,381
 Class B ........................................         484,251         7,929,903       2,235,802

                                                                                                          EQ/Alliance
                                                                                                          Intermediate
                                                      EQ/Alliance         EQ/Alliance     EQ/Alliance     Government
                                                   Growth and Income   Growth Investors    High Yield     Securities
                                                   -----------------   ----------------   ------------    ------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $1,171,654,705      $824,398,077     $119,699,061    $115,895,610
Receivable for Trust shares sold ................                --                --          833,819              --
Receivable for policy-related transactions.......           367,240                --               --         671,525
                                                     --------------      ------------     ------------    ------------
  Total assets ..................................     1,172,021,945       824,398,077      120,532,880     116,567,135
                                                     --------------      ------------     ------------    ------------
Liabilities:
Payable for Trust shares purchased ..............           407,864            26,499               --         143,197
Payable for policy-related transactions .........                --            35,685          833,707              --
                                                     --------------      ------------     ------------    ------------
  Total liabilities .............................           407,864            62,184          833,707         143,197
                                                     --------------      ------------     ------------    ------------
Net Assets ......................................    $1,171,614,081      $824,335,893     $119,699,173    $116,423,938
                                                     ==============      ============     ============    ============
Net Assets:
Accumulation Units ..............................    $1,164,628,523      $820,150,169     $118,825,093    $115,651,668
Contracts in payout (annuitization) period ......         6,681,016         3,930,396          610,840         389,312
Retained by Equitable Life in Separate
 Account A ......................................           304,542           255,328          263,240         382,958
                                                     --------------      ------------     ------------    ------------
Total net assets ................................    $1,171,614,081      $824,335,893     $119,699,173    $116,423,938
                                                     ==============      ============     ============    ============
Investments in shares of The Trust, at cost......    $1,224,504,376      $930,116,726     $161,757,242    $116,689,853
Trust shares held
 Class A ........................................        64,713,117        47,742,845       20,366,455       9,594,514
 Class B ........................................         6,053,382         2,473,207        1,551,560       2,151,604

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                      EQ/Aggressive    EQ/Alliance     EQ/Alliance
                                                           Stock       Common Stock      Global
                                                      -------------    ------------    -----------
Units outstanding (000's):
Old Contracts 0.74% .............................               --            185             --
EQUIPLAN Contracts 0.74% ........................               --             55             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................           16,058         14,197          3,331
Momentum Contracts 1.34% and 1.49% ..............              870            424            134
Momentum Plus Contracts 1.35% ...................              495            561            190
Momentum Plus Contracts 1.00% ...................               --             --             --
Momentum Plus Contracts .90% ....................               --             --             --
Equivest Series 300 and 400 Contracts 1.35% .....            2,242          5,579             --
Equivest Series 500 Contracts 1.45% .............                5             27              3
Equivest Series 600 and 800 Contracts 1.20% .....              100            944            235
Equivest Vantage Contracts .90% .................               35             54              5
Equivest Express Series 700 Contracts .95% ......               33            387            162
Unit value:
Old Contracts 0.74% .............................         $     --        $ 385.79       $    --
EQUIPLAN Contracts 0.74% ........................         $     --        $ 417.89       $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         $  67.13        $ 299.82       $ 157.88
Momentum Contracts 1.34% and 1.49% ..............         $  67.13        $ 299.82       $ 157.88
Momentum Plus Contracts 1.35% ...................         $ 126.48        $ 244.28       $ 160.66
Momentum Plus Contracts 1.00% ...................         $ 102.74        $ 192.76       $ 135.44
Momentum Plus Contracts .90% ....................         $  89.45        $ 178.39       $ 129.23
Equivest Series 300 and 400 Contracts 1.35% .....         $ 120.13        $ 233.80       $    --
Equivest Series 500 Contracts 1.45% .............         $  66.89        $  94.82       $  84.81
Equivest Series 600 and 800 Contracts 1.20% .....         $  66.90        $  94.83       $  84.81
Equivest Vantage Contracts .90% .................         $  67.82        $  97.85       $  88.80
Equivest Express Series 700 Contracts .95% ......         $  71.46        $  83.37       $  75.87

                                                                                                                 EQ/Alliance
                                                                                                                Intermediate
                                                         EQ/Alliance         EQ/Alliance         EQ/Alliance     Government
                                                      Growth and Income   Growth Investors       High Yield      Securities
                                                      -----------------   ----------------       -----------    ------------
Units outstanding (000's):
Old Contracts 0.74% .............................              --                  --                 --               --
EQUIPLAN Contracts 0.74% ........................              --                  --                 --               40
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................           3,789               3,967                770              587
Momentum Contracts 1.34% and 1.49% ..............             124                 140                 31               20
Momentum Plus Contracts 1.35% ...................             149                 234                 52               33
Momentum Plus Contracts 1.00% ...................              --                  --                 --               --
Momentum Plus Contracts .90% ....................              --                  --                 --               --
Equivest Series 300 and 400 Contracts 1.35% .....              --                  --                 --               --
Equivest Series 500 Contracts 1.45% .............               6                   3                  1               --
Equivest Series 600 and 800 Contracts 1.20% .....             526                 280                 49              112
Equivest Vantage Contracts .90% .................               5                   2                  1               --
Equivest Express Series 700 Contracts .95% ......             300                 133                 51               68
Unit value:
Old Contracts 0.74% .............................         $    --             $    --            $    --       $       --
EQUIPLAN Contracts 0.74% ........................         $    --             $    --            $    --       $    68.67
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         $ 262.05            $ 179.41           $ 128.74      $   143.62
Momentum Contracts 1.34% and 1.49% ..............         $ 262.05            $ 179.41           $ 128.74      $   143.62
Momentum Plus Contracts 1.35% ...................         $ 262.37            $ 181.41           $ 137.35      $   138.49
Momentum Plus Contracts 1.00% ...................         $ 229.84            $ 160.03           $ 121.40      $   137.45
Momentum Plus Contracts .90% ....................         $ 216.44            $ 150.59           $ 111.46      $      --
Equivest Series 300 and 400 Contracts 1.35% .....         $    --             $    --            $    --       $      --
Equivest Series 500 Contracts 1.45% .............         $ 125.48            $ 100.91           $  76.09      $   116.92
Equivest Series 600 and 800 Contracts 1.20% .....         $ 125.48            $ 100.93           $  76.09      $   116.93
Equivest Vantage Contracts .90% .................         $ 128.51            $ 103.75           $  77.17      $   118.06
Equivest Express Series 700 Contracts .95% ......         $ 109.04            $  89.58           $  89.40      $   115.71

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                    EQ/Alliance     EQ/Alliance     EQ/Alliance
                                                   International   Money Market   Premier Growth
                                                   -------------   ------------   --------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $104,467,745    $208,281,956    $253,849,063
Receivable for Trust shares sold ................       250,360              --       1,452,621
Receivable for policy-related transactions ......            --       1,769,590              --
                                                   ------------    ------------    ------------
  Total assets ..................................   104,718,105     210,051,546     255,301,684
                                                   ------------    ------------    ------------
Liabilities:
Payable for Trust shares purchased ..............            --       1,527,394              --
Payable for policy-related transactions .........       246,458              --       1,453,163
                                                   ------------    ------------    ------------
  Total liabilities .............................       246,458       1,527,394       1,453,163
                                                   ------------    ------------    ------------
Net Assets ......................................  $104,471,647    $208,524,152    $253,848,521
                                                   ============    ============    ============
Net Assets:
Accumulation Units ..............................  $103,736,733    $206,321,548    $253,553,095
Contracts in payout (annuitization) period ......       683,957       1,028,315              --
Retained by Equitable Life in Separate
 Account A ......................................        50,957       1,174,289         295,426
                                                   ------------    ------------    ------------
Total net assets ................................  $104,471,647    $208,524,152    $253,848,521
                                                   ============    ============    ============
Investments in shares of The Trust, at cost .....  $110,806,878    $212,647,210    $302,754,543
Trust shares held
 Class A ........................................    12,150,056      15,864,609              --
 Class B ........................................       868,636       4,238,707      34,718,434

                                               EQ/Alliance      EQ/Alliance      EQ/Alliance
                                              Quality Bond   Small Cap Growth     Technology
                                             -------------- ------------------ ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $169,674,939     $337,807,755     $107,389,300
Receivable for Trust shares sold ................            --               --          600,241
Receivable for policy-related transactions ......       516,585          306,543               --
                                                   ------------     ------------     ------------
  Total assets ..................................   170,191,524      338,114,298      107,989,541
                                                   ------------     ------------     ------------
Liabilities:
Payable for Trust shares purchased ..............       529,162          353,375               --
Payable for policy-related transactions .........            --               --          600,935
                                                   ------------     ------------     ------------
  Total liabilities .............................       529,162          353,375          600,935
                                                   ------------     ------------     ------------
Net Assets ......................................  $169,662,362     $337,760,923     $107,388,606
                                                   ============     ============     ============
Net Assets:
Accumulation Units ..............................  $168,772,073     $336,670,857     $107,012,273
Contracts in payout (annuitization) period ......       753,584          943,935               --
Retained by Equitable Life in Separate
 Account A ......................................       136,705          146,131          376,333
                                                   ------------     ------------     ------------
Total net assets ................................  $169,662,362     $337,760,923     $107,388,606
                                                   ============     ============     ============
Investments in shares of The Trust, at cost .....  $172,395,773     $396,646,888     $112,228,755
Trust shares held
 Class A ........................................    14,594,336       23,549,288              500
 Class B ........................................     2,714,826        2,662,488       21,297,708

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                     EQ/Alliance      EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                    International    Money Market   Premier Growth     Quality Bond
                                                    -------------    ------------   --------------     ------------
Units outstanding (000's):
Old Contracts 0.74% .............................          --                90              --                --
EQUIPLAN Contracts 0.74% ........................          --                --              --                --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         945             1,796           2,788               899
Momentum Contracts 1.34% and 1.49% ..............          41               453              44                21
Momentum Plus Contracts 1.35% ...................          58               220              25                40
Momentum Plus Contracts 1.00% ...................          --                --              --                --
Momentum Plus Contracts .90% ....................          --                --               1                --
Equivest Series 300 and 400 Contracts 1.35% .....          --               395              --                --
Equivest Series 500 Contracts 1.45% .............           1                --               2                --
Equivest Series 600 and 800 Contracts 1.20% .....          45               125             438               112
Equivest Vantage Contracts .90% .................           1                 1              --                 1
Equivest Express Series 700 Contracts .95% ......          48               270             305               113
Unit value:
Old Contracts 0.74% .............................      $   --          $  41.81          $   --           $    --
EQUIPLAN Contracts 0.74% ........................      $   --          $    --           $   --           $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 92.48         $  33.96          $ 70.28          $ 147.79
Momentum Contracts 1.34% and 1.49% ..............      $ 92.48         $  33.96          $ 70.28          $ 147.79
Momentum Plus Contracts 1.35% ...................      $ 92.42         $ 134.30          $ 70.27          $ 155.87
Momentum Plus Contracts 1.00% ...................      $ 94.20         $ 129.24          $ 70.86          $ 145.26
Momentum Plus Contracts .90% ....................      $ 91.34         $    --           $ 71.03          $    --
Equivest Series 300 and 400 Contracts 1.35% .....      $   --          $ 133.66          $   --           $    --
Equivest Series 500 Contracts 1.45% .............      $ 72.82         $ 112.74          $ 70.10          $ 117.34
Equivest Series 600 and 800 Contracts 1.20% .....      $ 72.66         $ 112.74          $ 70.52          $ 117.42
Equivest Vantage Contracts .90% .................      $ 76.02         $ 114.06          $ 70.28          $ 118.44
Equivest Express Series 700 Contracts .95% ......      $ 73.27         $ 109.30          $ 70.94          $ 117.07

                                                      EQ/Alliance       EQ/Alliance
                                                   Small Cap Growth     Technology
                                                   ----------------     -----------
Units outstanding (000's):
Old Contracts 0.74% .............................           --                --
EQUIPLAN Contracts 0.74% ........................           --                --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................        1,988             1,757
Momentum Contracts 1.34% and 1.49% ..............           56                32
Momentum Plus Contracts 1.35% ...................           50                14
Momentum Plus Contracts 1.00% ...................           --                --
Momentum Plus Contracts .90% ....................           --                --
Equivest Series 300 and 400 Contracts 1.35% .....           --                --
Equivest Series 500 Contracts 1.45% .............           --                 1
Equivest Series 600 and 800 Contracts 1.20% .....          166               196
Equivest Vantage Contracts .90% .................            2                 2
Equivest Express Series 700 Contracts .95% ......          129               168
Unit value:
Old Contracts 0.74% .............................      $    --            $   --
EQUIPLAN Contracts 0.74% ........................      $    --            $   --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 144.40           $ 49.27
Momentum Contracts 1.34% and 1.49% ..............      $ 144.40           $ 49.27
Momentum Plus Contracts 1.35% ...................      $ 144.34           $ 49.26
Momentum Plus Contracts 1.00% ...................      $ 146.75           $ 49.57
Momentum Plus Contracts .90% ....................      $ 147.44           $   --
Equivest Series 300 and 400 Contracts 1.35% .....      $    --            $   --
Equivest Series 500 Contracts 1.45% .............      $ 105.52           $ 49.18
Equivest Series 600 and 800 Contracts 1.20% .....      $ 105.51           $ 49.39
Equivest Vantage Contracts .90% .................      $ 106.88           $ 49.65
Equivest Express Series 700 Contracts .95% ......      $ 126.52           $ 49.61

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                    EQ/AXP
                                                   EQ/AXP New      Strategy
                                                   Dimensions     Aggressive    EQ/Balanced
                                                   -----------    ----------   --------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $ 9,614,941    $6,946,261   $1,338,288,842
Receivable for Trust shares sold ................       41,588            --          834,950
Receivable for policy-related transactions ......           --         1,522               --
                                                   -----------    ----------   --------------
  Total assets ..................................    9,656,529     6,947,783    1,339,123,792
                                                   -----------    ----------   --------------
Liabilities:
Payable for Trust shares purchased ..............           --         1,522               --
Payable for policy-related transactions .........       46,384            --        2,184,802
                                                   -----------    ----------   --------------
  Total liabilities .............................       46,384         1,522        2,184,802
                                                   -----------    ----------   --------------
Net Assets ......................................  $ 9,610,145    $6,946,261   $1,336,938,990
                                                   ===========    ==========   ==============
Net Assets:
Accumulation Units ..............................  $ 9,249,426    $6,732,478   $1,333,483,296
Contracts in payout (annuitization) period ......           --            --        2,829,759
Retained by Equitable Life in Separate
 Account A ......................................      360,719       213,783          625,935
                                                   -----------    ----------   --------------
Total net assets ................................  $ 9,610,145    $6,946,261   $1,336,938,990
                                                   ===========    ==========   ==============
Investments in shares of The Trust, at cost .....  $10,230,071    $7,644,701   $1,503,069,065
Trust shares held
 Class A ........................................           --            --       88,864,502
 Class B ........................................    1,371,377     1,675,460        3,334,629

                                                                        EQ/Calvert    EQ/Capital
                                                      EQ/Bernstein       Socially      Guardian
                                                   Diversified Value   Responsible   International
                                                   -----------------  ------------   -------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................     $161,668,119     $4,809,436      $173,183
Receivable for Trust shares sold ................               --             --            --
Receivable for policy-related transactions ......          292,145          1,200         2,575
                                                      ------------     ----------      --------
  Total assets ..................................      161,960,264      4,810,636       175,758
                                                      ------------     ----------      --------
Liabilities:
Payable for Trust shares purchased ..............          366,007          1,200            99
Payable for policy-related transactions .........               --             --            --
                                                      ------------     ----------      --------
  Total liabilities .............................          366,007          1,200            99
                                                      ------------     ----------      --------
Net Assets ......................................     $161,594,257     $4,809,436      $175,659
                                                      ============     ==========      ========
Net Assets:
Accumulation Units ..............................     $161,365,788     $3,009,639      $172,728
Contracts in payout (annuitization) period ......               --             --            --
Retained by Equitable Life in Separate
 Account A ......................................          228,469      1,799,797         2,931
                                                      ------------     ----------      --------
Total net assets ................................     $161,594,257     $4,809,436      $175,659
                                                      ============     ==========      ========
Investments in shares of The Trust, at cost .....     $166,303,936     $5,401,176      $191,188
Trust shares held
 Class A ........................................               --             --            --
 Class B ........................................       13,733,543        601,603        19,743

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                     EQ/AXP
                                                     EQ/AXP New     Strategy
                                                     Dimensions    Aggressive    EQ/Balanced
                                                    ------------   ----------    -----------
Units outstanding (000's):
Old Contracts 0.74% .............................          --           --             --
EQUIPLAN Contracts 0.74% ........................          --           --             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         105          113         19,822
Momentum Contracts 1.34% and 1.49% ..............          --           --            660
Momentum Plus Contracts 1.35% ...................          --           --            222
Momentum Plus Contracts 1.00% ...................          --           --             --
Momentum Plus Contracts .90% ....................          --           --             --
Equivest Series 300 and 400 Contracts 1.35% .....          --           --          1,334
Equivest Series 500 Contracts 1.45% .............          --           --              4
Equivest Series 600 and 800 Contracts 1.20% .....          14           24            287
Equivest Vantage Contracts .90% .................          --           --             22
Equivest Express Series 700 Contracts .95% ......          14           28            136
Unit value:
Old Contracts 0.74% .............................      $   --       $   --        $    --
EQUIPLAN Contracts 0.74% ........................      $   --       $   --        $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 69.07      $ 40.77      $  49.61
Momentum Contracts 1.34% and 1.49% ..............      $ 69.07      $ 40.77      $  49.61
Momentum Plus Contracts 1.35% ...................      $ 69.06      $ 40.77      $ 173.76
Momentum Plus Contracts 1.00% ...................      $ 69.39      $ 40.96      $ 168.25
Momentum Plus Contracts .90% ....................      $   --       $   --       $ 159.46
Equivest Series 300 and 400 Contracts 1.35% .....      $   --       $   --       $ 172.66
Equivest Series 500 Contracts 1.45% .............      $ 68.97      $ 40.71      $ 111.81
Equivest Series 600 and 800 Contracts 1.20% .....      $ 69.20      $ 40.85      $ 111.79
Equivest Vantage Contracts .90% .................      $ 69.48      $ 41.02      $ 114.50
Equivest Express Series 700 Contracts .95% ......      $ 69.43      $ 40.99      $ 102.76

                                                                         EQ/Calvert      EQ/Capital
                                                       EQ/Bernstein       Socially        Guardian
                                                    Diversified Value   Responsible     International
                                                    -----------------   -----------     -------------
Units outstanding (000's):
Old Contracts 0.74% .............................            --                --               --
EQUIPLAN Contracts 0.74% ........................            --                --               --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         1,544                33               --
Momentum Contracts 1.34% and 1.49% ..............            19                --                1
Momentum Plus Contracts 1.35% ...................            --                --                1
Momentum Plus Contracts 1.00% ...................            --                --               --
Momentum Plus Contracts .90% ....................            --                --               --
Equivest Series 300 and 400 Contracts 1.35% .....            --                --               --
Equivest Series 500 Contracts 1.45% .............             1                --               --
Equivest Series 600 and 800 Contracts 1.20% .....            71                --               --
Equivest Vantage Contracts .90% .................             1                --               --
Equivest Express Series 700 Contracts .95% ......            45                --               --
Unit value:
Old Contracts 0.74% .............................      $     --            $   --        $      --
EQUIPLAN Contracts 0.74% ........................      $     --            $   --        $      --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $  94.39            $ 86.73       $      --
Momentum Contracts 1.34% and 1.49% ..............      $  94.39            $ 86.73       $    80.71
Momentum Plus Contracts 1.35% ...................      $  94.36            $ 86.71       $    80.69
Momentum Plus Contracts 1.00% ...................      $  95.16            $ 87.44       $    81.37
Momentum Plus Contracts .90% ....................      $    --             $ 87.65       $    81.56
Equivest Series 300 and 400 Contracts 1.35% .....      $    --             $   --        $      --
Equivest Series 500 Contracts 1.45% .............      $ 100.70            $   --        $      --
Equivest Series 600 and 800 Contracts 1.20% .....      $  94.71            $ 87.02       $      --
Equivest Vantage Contracts .90% .................      $  95.39            $ 87.65       $      --
Equivest Express Series 700 Contracts .95% ......      $ 101.04            $   --        $      --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                      EQ/Capital             EQ/Capital
                                                  Guardian Research    Guardian U.S. Equity
                                                  -----------------    --------------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................     $14,923,115           $12,822,331
Receivable for Trust shares sold ................              --               191,880
Receivable for policy-related transactions ......          26,000                    --
                                                      -----------           -----------
  Total assets ..................................      14,949,115            13,014,211
                                                      -----------           -----------
Liabilities:
Payable for Trust shares purchased ..............          26,000                    --
Payable for policy-related transactions .........              --               194,356
                                                      -----------           -----------
  Total liabilities .............................          26,000               194,356
                                                      -----------           -----------
Net Assets ......................................     $14,923,115           $12,819,855
                                                      ===========           ===========
Net Assets:
Accumulation Units ..............................     $14,879,283           $12,772,550
Contracts in payout (annuitization) period ......              --                    --
Retained by Equitable Life in Separate
 Account A ......................................          43,832                47,305
                                                      -----------           -----------
Total net assets ................................     $14,923,115           $12,819,855
                                                      ===========           ===========
Investments in shares of The Trust, at cost .....     $14,756,486           $12,513,038
Trust shares held
 Class A ........................................              --                    --
 Class B ........................................       1,365,123             1,254,653

                                                    EQ/Emerging     EQ/Equity 500    EQ/Evergreen
                                                   Markets Equity        Index            Omega      EQ/FI Mid Cap
                                                   --------------   -------------    ------------    -------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $61,643,621    $1,162,112,505     $3,655,706    $51,996,043
Receivable for Trust shares sold ................        637,353         1,553,366             --        500,798
Receivable for policy-related transactions ......             --                --         68,535             --
                                                     -----------    --------------     ----------    -----------
  Total assets ..................................     62,280,974     1,163,665,871      3,724,241     52,496,841
                                                     -----------    --------------     ----------    -----------
Liabilities:
Payable for Trust shares purchased ..............             --                --         68,535             --
Payable for policy-related transactions .........        640,176         1,596,737             --        500,798
                                                     -----------    --------------     ----------    -----------
  Total liabilities .............................        640,176         1,596,737         68,535        500,798
                                                     -----------    --------------     ----------    -----------
Net Assets ......................................    $61,640,798    $1,162,069,134     $3,655,706    $51,996,043
                                                     ===========    ==============     ==========    ===========
Net Assets:
Accumulation Units ..............................    $61,573,846    $1,155,947,864     $3,627,565    $51,917,454
Contracts in payout (annuitization) period ......             --         5,632,376             --             --
Retained by Equitable Life in Separate
 Account A ......................................         66,952           488,893         28,141         78,589
                                                     -----------    --------------     ----------    -----------
Total net assets ................................    $61,640,798    $1,162,069,134     $3,655,706    $51,996,043
                                                     ===========    ==============     ==========    ===========
Investments in shares of The Trust, at cost .....    $55,990,824    $1,288,268,824     $3,792,869    $52,238,956
Trust shares held
 Class A ........................................             --        50,565,170             --             --
 Class B ........................................     10,977,954         2,147,705        457,675      5,998,823

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                        EQ/Capital           EQ/Capital          EQ/Emerging      EQ/Equity 500
                                                    Guardian Research   Guardian U.S. Equity    Markets Equity        Index
                                                    -----------------   --------------------    --------------    -------------
Units outstanding (000's):
Old Contracts 0.74% .............................             --                  --                      --              --
EQUIPLAN Contracts 0.74% ........................             --                  --                      --              --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................             95                  96                     850           4,083
Momentum Contracts 1.34% and 1.49% ..............              2                   1                      20             151
Momentum Plus Contracts 1.35% ...................             --                  --                      16             203
Momentum Plus Contracts 1.00% ...................             --                  --                      --              --
Momentum Plus Contracts .90% ....................             --                  --                      --              --
Equivest Series 300 and 400 Contracts 1.35% .....             --                  --                      --              --
Equivest Series 500 Contracts 1.45% .............             --                  --                       1              11
Equivest Series 600 and 800 Contracts 1.20% .....             31                  21                      44             367
Equivest Vantage Contracts .90% .................             --                  --                      --               7
Equivest Express Series 700 Contracts .95% ......              9                   9                      35             139
Unit value:
Old Contracts 0.74% .............................      $      --           $      --                $     --         $    --
EQUIPLAN Contracts 0.74% ........................      $      --           $      --                $     --         $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $   107.86          $   100.43               $  61.12         $ 249.66
Momentum Contracts 1.34% and 1.49% ..............      $   107.86          $   100.43               $  61.12         $ 249.66
Momentum Plus Contracts 1.35% ...................      $   107.84          $   100.40               $  92.15         $ 249.47
Momentum Plus Contracts 1.00% ...................      $   108.75          $   101.49               $  93.29         $ 200.73
Momentum Plus Contracts .90% ....................      $   109.00          $   101.25               $  93.62         $ 177.65
Equivest Series 300 and 400 Contracts 1.35% .....      $      --           $      --                $    --          $    --
Equivest Series 500 Contracts 1.45% .............      $   107.58          $   100.16               $  86.72         $  95.12
Equivest Series 600 and 800 Contracts 1.20% .....      $   108.22          $   100.76               $  87.48         $  95.13
Equivest Vantage Contracts .90% .................      $   109.00          $   101.25               $ 111.05         $  97.75
Equivest Express Series 700 Contracts .95% ......      $   108.87          $   101.37               $  82.40         $  82.52

                                                      EQ/Evergreen
                                                          Omega        EQ/FI Mid Cap
                                                      ------------     -------------
Units outstanding (000's):
Old Contracts 0.74% .............................            --             --
EQUIPLAN Contracts 0.74% ........................            --             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................            33            420
Momentum Contracts 1.34% and 1.49% ..............             1              2
Momentum Plus Contracts 1.35% ...................            --              1
Momentum Plus Contracts 1.00% ...................            --             --
Momentum Plus Contracts .90% ....................            --             --
Equivest Series 300 and 400 Contracts 1.35% .....            --             --
Equivest Series 500 Contracts 1.45% .............            --             --
Equivest Series 600 and 800 Contracts 1.20% .....            10            106
Equivest Vantage Contracts .90% .................            --             --
Equivest Express Series 700 Contracts .95% ......             3             77
Unit value:
Old Contracts 0.74% .............................      $     --         $   --
EQUIPLAN Contracts 0.74% ........................      $     --         $   --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $   76.01        $ 85.41
Momentum Contracts 1.34% and 1.49% ..............      $   76.01        $ 85.41
Momentum Plus Contracts 1.35% ...................      $   75.99        $ 85.40
Momentum Plus Contracts 1.00% ...................      $   76.63        $ 85.80
Momentum Plus Contracts .90% ....................      $   76.82        $ 85.92
Equivest Series 300 and 400 Contracts 1.35% .....      $     --         $   --
Equivest Series 500 Contracts 1.45% .............      $   75.81        $ 85.28
Equivest Series 600 and 800 Contracts 1.20% .....      $   76.26        $ 85.57
Equivest Vantage Contracts .90% .................      $   76.81        $ 85.92
Equivest Express Series 700 Contracts .95% ......      $   76.72        $ 85.86

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                      EQ/FI         EQ/Janus     EQ/Lazard
                                                  Small/Mid Cap     Large Cap    Small Cap
                                                      Value          Growth        Value
                                                  -------------    -----------  ----------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $166,315,488    $42,892,195    $709,899
Receivable for Trust shares sold ................         9,152             --          --
Receivable for policy-related transactions ......            --        319,579         152
                                                   ------------    -----------    --------
  Total assets ..................................   166,324,640     43,211,774     710,051
                                                   ------------    -----------    --------
Liabilities:
Payable for Trust shares purchased ..............            --        319,579         152
Payable for policy-related transactions .........         9,167             --          --
                                                   ------------    -----------    --------
  Total liabilities .............................         9,167        319,579         152
                                                   ------------    -----------    --------
Net Assets ......................................  $166,315,473    $42,892,195    $709,899
                                                   ============    ===========    ========
Net Assets:
Accumulation Units ..............................  $166,147,522    $42,850,597    $709,011
Contracts in payout (annuitization) period ......            --             --          --
Retained by Equitable Life in Separate
 Account A ......................................       167,951         41,598         888
                                                   ------------    -----------    --------
Total net assets ................................  $166,315,473    $42,892,195    $709,899
                                                   ============    ===========    ========
Investments in shares of The Trust, at cost .....  $161,380,225    $48,484,948    $692,316
Trust shares held
 Class A ........................................            --             --          --
 Class B ........................................    14,330,121      6,611,898      61,619

                                                                     EQ/Mercury   EQ/MFS Emerging
                                                   EQ/Marsico       Basic Value        Growth
                                                      Focus            Equity         Companies
                                                   ----------      -------------  ----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $1,434,012      $211,993,284      $562,258,816
Receivable for Trust shares sold ................     322,880            11,461           400,386
Receivable for policy-related transactions ......          --                --                --
                                                   ----------      ------------      ------------
  Total assets ..................................   1,756,892       212,004,745       562,659,202
                                                   ----------      ------------      ------------
Liabilities:
Payable for Trust shares purchased ..............          --                --                --
Payable for policy-related transactions .........     322,880            11,426           402,331
                                                   ----------      ------------      ------------
  Total liabilities .............................     322,880            11,426           402,331
                                                   ----------      ------------      ------------
Net Assets ......................................  $1,434,012      $211,993,319      $562,256,871
                                                   ==========      ============      ============
Net Assets:
Accumulation Units ..............................  $1,432,792      $211,785,757      $562,133,721
Contracts in payout (annuitization) period ......          --                --                --
Retained by Equitable Life in Separate
 Account A ......................................       1,220           207,562           123,150
                                                   ----------      ------------      ------------
Total net assets ................................  $1,434,012      $211,993,319      $562,256,871
                                                   ==========      ============      ============
Investments in shares of The Trust, at cost .....  $1,407,172      $213,943,433      $711,466,352
Trust shares held
 Class A ........................................          --                --                --
 Class B ........................................     125,879        15,391,826        41,034,890

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                        EQ/FI         EQ/Janus       EQ/Lazard
                                                    Small/Mid Cap     Large Cap      Small Cap
                                                        Value           Growth         Value
                                                    -------------    -----------    -----------
Units outstanding (000's):
Old Contracts 0.74% .............................           --             --             --
EQUIPLAN Contracts 0.74% ........................           --             --             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................        1,238            464             --
Momentum Contracts 1.34% and 1.49% ..............           17              5              3
Momentum Plus Contracts 1.35% ...................           23              2              3
Momentum Plus Contracts 1.00% ...................           --             --             --
Momentum Plus Contracts .90% ....................           --             --             --
Equivest Series 300 and 400 Contracts 1.35% .....           --             --             --
Equivest Series 500 Contracts 1.45% .............            1             --             --
Equivest Series 600 and 800 Contracts 1.20% .....          126            119             --
Equivest Vantage Contracts .90% .................            1             --             --
Equivest Express Series 700 Contracts .95% ......          105             82             --
Unit value:
Old Contracts 0.74% .............................      $    --         $   --      $      --
EQUIPLAN Contracts 0.74% ........................      $    --         $   --      $      --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 112.05        $ 63.80     $      --
Momentum Contracts 1.34% and 1.49% ..............      $ 112.05        $ 63.80     $   132.22
Momentum Plus Contracts 1.35% ...................      $  88.78        $ 63.79     $   132.19
Momentum Plus Contracts 1.00% ...................      $  89.88        $ 64.09     $   133.30
Momentum Plus Contracts .90% ....................      $  90.19        $ 64.18     $   133.62
Equivest Series 300 and 400 Contracts 1.35% .....      $    --         $   --      $      --
Equivest Series 500 Contracts 1.45% .............      $  88.20        $ 63.71     $      --
Equivest Series 600 and 800 Contracts 1.20% .....      $  88.97        $ 63.92     $      --
Equivest Vantage Contracts .90% .................      $ 111.62        $ 64.18     $      --
Equivest Express Series 700 Contracts .95% ......      $ 113.81        $ 64.14     $      --



                                                                      EQ/Mercury   EQ/MFS Emerging
                                                        EQ/Marsico    Basic Value       Growth
                                                          Focus          Equity        Companies
                                                       ------------   -----------  ---------------
Units outstanding (000's):
Old Contracts 0.74% .............................             --           --            --
EQUIPLAN Contracts 0.74% ........................             --           --            --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................             --        1,044         3,422
Momentum Contracts 1.34% and 1.49% ..............             13           15            66
Momentum Plus Contracts 1.35% ...................             --           27           140
Momentum Plus Contracts 1.00% ...................             --           --            --
Momentum Plus Contracts .90% ....................             --           --            --
Equivest Series 300 and 400 Contracts 1.35% .....             --           --            --
Equivest Series 500 Contracts 1.45% .............             --            2             9
Equivest Series 600 and 800 Contracts 1.20% .....             --          119           316
Equivest Vantage Contracts .90% .................             --            1             3
Equivest Express Series 700 Contracts .95% ......              1           88           204
Unit value:
Old Contracts 0.74% .............................      $      --      $    --       $    --
EQUIPLAN Contracts 0.74% ........................      $      --      $    --       $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $   105.94     $ 172.07      $ 143.76
Momentum Contracts 1.34% and 1.49% ..............      $   105.94     $ 172.07      $ 143.76
Momentum Plus Contracts 1.35% ...................      $   105.90     $ 132.83      $  96.14
Momentum Plus Contracts 1.00% ...................      $   105.99     $ 134.48      $  97.34
Momentum Plus Contracts .90% ....................      $   106.02     $ 134.95      $  97.68
Equivest Series 300 and 400 Contracts 1.35% .....      $      --      $    --       $    --
Equivest Series 500 Contracts 1.45% .............      $   105.94     $ 131.37      $  92.01
Equivest Series 600 and 800 Contracts 1.20% .....      $   105.94     $ 132.52      $  92.82
Equivest Vantage Contracts .90% .................      $   105.94     $ 131.84      $  87.46
Equivest Express Series 700 Contracts .95% ......      $   106.00     $ 112.55      $  82.81

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                                         EQ/Putnam        EQ/Putnam
                                                       EQ/MFS           EQ/MFS        Growth & Income   International
                                                  Investors Trust      Research            Value            Equity
                                                 -----------------   -------------    ---------------  ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $10,907,887     $158,583,853       $71,169,185       $1,161,641
Receivable for Trust shares sold ................             --          791,363            38,302               --
Receivable for policy-related transactions ......         44,288               --                --               --
                                                     -----------     ------------       -----------       ----------
  Total assets ..................................     10,952,175      159,375,216        71,207,487        1,161,641
                                                     -----------     ------------       -----------       ----------
Liabilities:
Payable for Trust shares purchased ..............         44,288               --                --            3,483
Payable for policy-related transactions .........             --          791,429            38,348            1,734
                                                     -----------     ------------       -----------       ----------
  Total liabilities .............................         44,288          791,429            38,348            5,217
                                                     -----------     ------------       -----------       ----------
Net Assets ......................................    $10,907,887     $158,583,787       $71,169,139       $1,156,424
                                                     ===========     ============       ===========       ==========
Net Assets:
Accumulation Units ..............................    $10,862,741     $158,528,042       $71,073,616       $1,141,638
Contracts in payout (annuitization) period ......             --               --                --               --
Retained by Equitable Life in Separate
 Account A ......................................         45,146           55,745            95,523           14,786
                                                     -----------     ------------       -----------       ----------
Total net assets ................................    $10,907,887     $158,583,787       $71,169,139       $1,156,424
                                                     ===========     ============       ===========       ==========
Investments in shares of The Trust, at cost .....    $12,376,412     $206,941,550       $75,105,571       $1,448,284
Trust shares held
 Class A ........................................             --               --                --               --
 Class B ........................................      1,215,894       14,117,241         6,312,073          111,016

                                                  EQ/Putnam   EQ/T. Rowe Price
                                                  Investors     International
                                                    Growth          Stock
                                                 ----------- ------------------
Assets:
Investments in shares of The Trust, at fair
 value .......................................... $418,230       $93,233,327
Receivable for Trust shares sold ................       --                --
Receivable for policy-related transactions ......    1,035            79,198
                                                  --------       -----------
  Total assets ..................................  419,265        93,312,525
                                                  --------       -----------
Liabilities:
Payable for Trust shares purchased ..............    1,035            79,198
Payable for policy-related transactions .........       --                --
                                                  --------       -----------
  Total liabilities .............................    1,035            79,198
                                                  --------       -----------
Net Assets ...................................... $418,230       $93,233,327
                                                  ========       ===========
Net Assets:
Accumulation Units .............................. $399,743       $93,168,133
Contracts in payout (annuitization) period ......       --                --
Retained by Equitable Life in Separate
 Account A ......................................   18,487            65,194
                                                  --------       -----------
Total net assets ................................ $418,230       $93,233,327
                                                  ========       ===========
Investments in shares of The Trust, at cost ..... $520,170       $94,485,285
Trust shares held
 Class A ........................................       --                --
 Class B ........................................   32,104        11,171,663

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2001

                                                                              EQ/Putnam                                    EQ/T.
                                                    EQ/MFS                     Growth &      EQ/Putnam     EQ/Putnam    Rowe Price
                                                  Investors       EQ/MFS        Income     International   Investors   International
                                                    Trust        Research       Value         Equity         Growth        Stock
                                                  ---------     ----------    ----------   -------------   ---------    ----------
Units outstanding (000's):
Old Contracts 0.74% .............................        --             --            --           --            --             --
EQUIPLAN Contracts 0.74% ........................        --             --            --           --            --             --
Equivest Series 100 to 400 Contracts
 1.34%, 1.40% or 1.49% ..........................        87          1,124           532           --            --            896
Momentum Contracts 1.34% and 1.49% ..............         1             14             6            9             2             11
Momentum Plus Contracts 1.35% ...................        --             34            17            3             3             19
Momentum Plus Contracts 1.00% ...................        --             --            --           --            --             --
Momentum Plus Contracts .90% ....................        --             --            --           --            --             --
Equivest Series 300 and 400 Contracts 1.35% .....        --             --            --           --            --             --
Equivest Series 500 Contracts 1.45% .............        --              4             2           --            --              1
Equivest Series 600 and 800 Contracts 1.20% .....        21            100            32           --            --             65
Equivest Vantage Contracts .90% .................        --              1            --           --            --             --
Equivest Express Series 700 Contracts .95% ......        17             69            13           --            --             85
Unit value:
Old Contracts 0.74% ............................. $      --     $       --    $       --     $     --      $     --      $      --
EQUIPLAN Contracts 0.74% ........................ $      --     $       --    $       --     $     --      $     --      $      --
Equivest Series 100 to 400 Contracts
 1.34%, 1.40% or 1.49% .......................... $   84.85     $   123.32    $   120.85     $     --      $     --      $   88.15
Momentum Contracts 1.34% and 1.49% .............. $   84.85     $   123.32    $   120.85     $   91.82     $   74.11     $   88.15
Momentum Plus Contracts 1.35% ................... $   84.83     $    88.21    $    95.74     $   91.80     $   74.09     $   79.63
Momentum Plus Contracts 1.00% ................... $   85.55     $    89.30    $    96.93     $   92.57     $   74.71     $   80.62
Momentum Plus Contracts .90% .................... $   85.75     $    89.61    $    97.27     $   92.80     $   74.89     $   80.90
Equivest Series 300 and 400 Contracts 1.35% ..... $     --      $      --     $      --      $     --      $     --      $     --
Equivest Series 500 Contracts 1.45% ............. $   84.63     $    86.40    $    94.40     $     --      $     --      $   75.46
Equivest Series 600 and 800 Contracts 1.20% ..... $   85.14     $    87.16    $    95.23     $     --      $     --      $   76.12
Equivest Vantage Contracts .90% ................. $   85.75     $    89.54    $    96.20     $     --      $     --      $   83.75
Equivest Express Series 700 Contracts .95% ...... $   85.65     $    85.00    $    90.25     $     --      $     --      $   77.28

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                               EQ/Aggressive      EQ/Alliance       EQ/Alliance
                                                   Stock          Common Stock         Global
                                              ---------------   ----------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................  $    8,865,082     $  163,458,780    $           --
 Expenses:
  Asset-based charges .......................      23,294,306         98,124,144         9,303,502
 Less: Reduction for expense limitation .....      (3,515,717)       (12,762,777)               --
                                               --------------     --------------    --------------
  Net expenses ..............................      19,778,589         85,361,367         9,303,502
                                               --------------     --------------    --------------
Net Investment Income (Loss) ................     (10,913,507)        78,097,413        (9,303,502)
                                               --------------     --------------    --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......    (316,398,350)      (297,658,804)     (111,291,130)
  Realized gain distribution from The
   Trust ....................................              --          8,538,035           299,795
                                               --------------     --------------    --------------
 Net realized gain (loss) ...................    (316,398,350)      (289,120,769)     (110,991,335)
                                               --------------     --------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments .............    (247,696,857)      (653,716,839)      (58,249,937)
                                               --------------     --------------    --------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................    (564,095,207)      (942,837,608)     (169,241,272)
                                               --------------     --------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................  $ (575,008,714)    $ (864,740,195)   $ (178,544,774)
                                               ==============     ==============    ==============

                                                                                                      EQ/Alliance
                                                                                                      Intermediate
                                                 EQ/Alliance         EQ/Alliance      EQ/Alliance      Government
                                              Growth and Income   Growth Investors     High Yield      Securities
                                              -----------------   ----------------   ---------------  ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................    $  11,184,513      $   17,827,643    $   11,669,206   $3,955,453
 Expenses:
  Asset-based charges .......................       14,931,189          12,176,941         1,637,765    1,027,884
 Less: Reduction for expense limitation .....               --                  --                --       (9,012)
                                                 -------------      --------------    --------------   ----------
  Net expenses ..............................       14,931,189          12,176,941         1,637,765    1,018,872
                                                 -------------      --------------    --------------   ----------
Net Investment Income (Loss) ................       (3,746,676)          5,650,702        10,031,441    2,936,581
                                                 -------------      --------------    --------------   ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......        5,216,052         (16,863,480)      (29,434,578)   1,248,138
  Realized gain distribution from The
   Trust ....................................       48,283,354                  --                --           --
                                                 -------------      --------------    --------------   ----------
 Net realized gain (loss) ...................       53,499,406         (16,863,480)      (29,434,578)   1,248,138
                                                 -------------      --------------    --------------   ----------
 Change in unrealized appreciation
  (depreciation) of investments .............      (84,758,894)       (130,052,587)       18,887,829      191,192
                                                 -------------      --------------    --------------   ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................      (31,259,488)       (146,916,067)      (10,546,749)   1,439,330
                                                 -------------      --------------    --------------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................    $ (35,006,164)     $ (141,265,365)   $     (515,308)  $4,375,911
                                                 =============      ==============    ==============   ==========

----------
(a) Commenced operations on October 22, 2001.

The accompanying notes are an integral part of these financial statements.

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                 EQ/Alliance      EQ/Alliance     EQ/Alliance
                                                International    Money Market   Premier Growth
                                              ----------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $   1,972,759     $6,758,104    $      23,795
 Expenses:
  Asset-based charges .......................       1,571,326      2,488,014        3,345,796
 Less: Reduction for expense limitation .....              --        (74,078)              --
                                                -------------     ----------    -------------
  Net expenses ..............................       1,571,326      2,413,936        3,345,796
                                                -------------     ----------    -------------
Net Investment Income (Loss) ................         401,433      4,344,168       (3,322,001)
                                                -------------     ----------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......     (39,009,009)       918,671      (92,346,724)
  Realized gain distribution from The
   Trust ....................................         517,027             --               --
                                                -------------     ----------    -------------
 Net realized gain (loss) ...................     (38,491,982)       918,671      (92,346,724)
                                                -------------     ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .............       5,084,182       (943,196)      14,619,551
                                                -------------     ----------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................     (33,407,800)       (24,525)     (77,727,173)
                                                -------------     ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (33,006,367)    $4,319,643    $ (81,049,174)
                                                =============     ==========    =============

                                                                EQ/Alliance
                                               EQ/Alliance          Small          EQ/Alliance
                                              Quality Bond       Cap Growth         Technology
                                             --------------   ---------------     --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $8,523,800      $   3,712,877      $      14,383
 Expenses:
  Asset-based charges .......................    1,704,537          4,346,780          1,360,672
 Less: Reduction for expense limitation .....           --                 --                 --
                                                ----------      -------------      -------------
  Net expenses ..............................    1,704,537          4,346,780          1,360,672
                                                ----------      -------------      -------------
Net Investment Income (Loss) ................    6,819,263           (633,903)        (1,346,289)
                                                ----------      -------------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......    1,476,226        (65,763,488)       (55,164,766)
  Realized gain distribution from The
   Trust ....................................           --          1,515,087                 --
                                                ----------      -------------      -------------
 Net realized gain (loss) ...................    1,476,226        (64,248,401)       (55,164,766)
                                                ----------      -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .............     (354,294)        10,615,925         24,015,862
                                                ----------      -------------      -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................    1,121,932        (53,632,476)       (31,148,904)
                                                ----------      -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $7,941,195      $ (54,266,379)     $ (32,495,193)
                                                ==========      =============      =============

-------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                 EQ/AXP New     EQ/AXP Strategy                          EQ/Bernstein
                                                 Dimensions        Aggressive         EQ/Balanced     Diversified Value
                                                -------------   --------------     ---------------   -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $     14,810     $         --        $  35,289,898      $  1,412,234
 Expenses:
  Asset-based charges .......................         89,827           62,365           19,423,350         1,228,573
 Less: Reduction for expense limitation .....             --               --           (3,924,574)               --
                                                ------------     ------------        -------------      ------------
  Net expenses ..............................         89,827           62,365           15,498,776         1,228,573
                                                ------------     ------------        -------------      ------------
Net Investment Income (Loss) ................        (75,017)         (62,365)          19,791,122           183,661
                                                ------------     ------------        -------------      ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......       (553,677)      (1,472,435)         (47,004,667)       (1,361,875)
  Realized gain distribution from The
   Trust ....................................             --               --                   --         2,801,881
                                                ------------     ------------        -------------      ------------
 Net realized gain (loss) ...................       (553,677)      (1,472,435)         (47,004,667)        1,440,006
                                                ------------     ------------        -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments .............       (396,901)        (412,464)         (23,476,770)       (4,636,504)
                                                ------------     ------------        -------------      ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................       (950,578)      (1,884,899)         (70,481,437)       (3,196,498)
                                                ------------     ------------        -------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (1,025,595)    $ (1,947,264)       $ (50,690,315)     $ (3,012,837)
                                                ============     ============        =============      ============

                                                 EQ/Calvert     EQ/Capital
                                                  Socially       Guardian
                                                Responsible    International
                                               -------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $  121,548      $   2,518
 Expenses:
  Asset-based charges .......................       30,306          1,939
 Less: Reduction for expense limitation .....           --             --
                                                ----------      ---------
  Net expenses ..............................       30,306          1,939
                                                ----------      ---------
Net Investment Income (Loss) ................       91,242            579
                                                ----------      ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......     (423,780)       (24,378)
  Realized gain distribution from The
   Trust ....................................           --             --
                                                ----------      ---------
 Net realized gain (loss) ...................     (423,780)       (24,378)
                                                ----------      ---------
 Change in unrealized appreciation
  (depreciation) of investments .............     (337,033)        (6,175)
                                                ----------      ---------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................     (760,813)       (30,553)
                                                ----------      ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (669,571)     $ (29,974)
                                                ==========      =========

-------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                             EQ/Capital    EQ/Capital                                       EQ/
                                              Guardian      Guardian      EQ/Emerging   EQ/Equity 500    Evergreen        EQ/FI
                                              Research    U.S. Equity   Markets Equity      Index          Omega         Mid Cap
                                            -----------   -----------   --------------  --------------  -----------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $   29,041    $   34,898    $          --   $  12,853,311   $      358    $     71,735
 Expenses:
  Asset-based charges .....................     130,464       103,574          834,419      16,646,402       33,905         374,083
 Less: Reduction for expense limitation ...          --            --               --              --           --              --
                                             ----------    ----------    -------------   -------------   ----------    ------------
  Net expenses ............................     130,464       103,574          834,419      16,646,402       33,905         374,083
                                             ----------    ----------    -------------   -------------   ----------    ------------
Net Investment Income (Loss) ..............    (101,423)      (68,676)        (834,419)     (3,793,091)     (33,547)       (302,348)
                                             ----------    ----------    -------------   -------------   ----------    ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....    (207,417)     (299,024)     (25,881,290)    (84,225,913)    (463,819)     (1,386,697)
  Realized gain distribution from The
   Trust ..................................          --            --           92,698         668,984           --              --
                                             ----------    ----------    -------------   -------------   ----------    ------------
 Net realized gain (loss) .................    (207,417)     (299,024)     (25,788,592)    (83,556,929)    (463,819)     (1,386,697)
                                             ----------    ----------    -------------   -------------   ----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........     240,967       339,226       22,953,092     (97,692,901)      93,117        (533,190)
                                             ----------    ----------    -------------   -------------   ----------    ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................      33,550        40,202       (2,835,500)   (181,249,830)    (370,702)     (1,919,887)
                                             ----------    ----------    -------------   -------------   ----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $  (67,873)   $  (28,474)   $  (3,669,919)  $(185,042,921)  $ (404,249)   $ (2,222,235)
                                             ==========    ==========    =============   =============   ==========    ============

-------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                               EQ/FI Small/Mid Cap   EQ/Janus Large     EQ/Lazard Small   EQ/Marsico
                                                      Value            Cap Growth          Cap Value       Focus (a)
                                              --------------------- ----------------   ----------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................     $     854,828       $      4,732          $23,190        $     --
 Expenses:
  Asset-based charges .......................         1,411,814            419,360            4,761           2,917
 Less: Reduction for expense limitation .....                --                 --               --              --
                                                  -------------       ------------          -------        --------
  Net expenses ..............................         1,411,814            419,360            4,761           2,917
                                                  -------------       ------------          -------        --------
Net Investment Income (Loss) ................          (556,986)          (414,628)          18,429          (2,917)
                                                  -------------       ------------          -------        --------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......         6,297,033         (3,498,610)           6,757          22,090
  Realized gain distribution from The
   Trust ....................................                --                 --           35,866              --
                                                  -------------       ------------          -------        --------
 Net realized gain (loss) ...................         6,297,033         (3,498,610)          42,623          22,090
                                                  -------------       ------------          -------        --------
 Change in unrealized appreciation
  (depreciation) of investments .............        (1,415,101)        (4,509,283)          10,084          26,840
                                                  -------------       ------------          -------        --------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................         4,881,932         (8,007,893)          52,707          48,930
                                                  -------------       ------------          -------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................     $   4,324,946       $ (8,422,521)         $71,136        $ 46,013
                                                  =============       ============          =======        ========

                                                                       EQ/MFS
                                                                      Emerging
                                               EQ/Mercury Basic        Growth
                                                 Value Equity        Companies
                                              ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $   6,394,378     $      155,800
 Expenses:
  Asset-based charges .......................       2,153,114          8,595,014
 Less: Reduction for expense limitation .....              --                 --
                                                -------------     --------------
  Net expenses ..............................       2,153,114          8,595,014
                                                -------------     --------------
Net Investment Income (Loss) ................       4,241,264         (8,439,214)
                                                -------------     --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......      (1,972,004)      (412,555,487)
  Realized gain distribution from The
   Trust ....................................       4,485,195                 --
                                                -------------     --------------
 Net realized gain (loss) ...................       2,513,191       (412,555,487)
                                                -------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments .............         155,323         99,769,296
                                                -------------     --------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................       2,668,514       (312,786,191)
                                                -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $   6,909,778     $ (321,225,405)
                                                =============     ==============

----------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                       EQ/Putnam        EQ/Putnam
                                                    EQ/MFS            EQ/MFS        Growth & Income   International
                                               Investors Trust       Research            Value            Equity
                                              ----------------- -----------------  ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $     46,081      $     185,587      $    667,942      $    8,683
 Expenses:
  Asset-based charges .......................        133,617          2,428,042           949,045          15,839
 Less: Reduction for expense limitation .....             --                 --                --              --
                                                ------------      -------------      ------------      ----------
  Net expenses ..............................        133,617          2,428,042           949,045          15,839
                                                ------------      -------------      ------------      ----------
Net Investment Income (Loss) ................        (87,536)        (2,242,455)         (281,103)         (7,156)
                                                ------------      -------------      ------------      ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......       (495,716)       (31,617,570)       (1,827,951)       (402,444)
  Realized gain distribution from The
   Trust ....................................             --          4,418,559                --             359
                                                ------------      -------------      ------------      ----------
 Net realized gain (loss) ...................       (495,716)       (27,199,011)       (1,827,951)       (402,085)
                                                ------------      -------------      ------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments .............     (1,371,519)       (21,565,348)       (4,006,825)        102,303
                                                ------------      -------------      ------------      ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................     (1,867,235)       (48,764,359)       (5,834,776)       (299,782)
                                                ------------      -------------      ------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (1,954,771)     $ (51,006,814)     $ (6,115,879)     $ (306,938)
                                                ============      =============      ============      ==========

                                                                    EQ/T. Rowe
                                                                       Price
                                                   EQ/Putnam       International
                                               Investors Growth        Stock
                                              ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................     $       --      $     190,426
 Expenses:
  Asset-based charges .......................          5,509          1,294,928
 Less: Reduction for expense limitation .....             --                 --
                                                  ----------      -------------
  Net expenses ..............................          5,509          1,294,928
                                                  ----------      -------------
Net Investment Income (Loss) ................         (5,509)        (1,104,502)
                                                  ----------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......        (95,162)       (42,549,718)
  Realized gain distribution from The
   Trust ....................................             --             16,428
                                                  ----------      -------------
 Net realized gain (loss) ...................        (95,162)       (42,533,290)
                                                  ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .............        (20,506)        17,947,468
                                                  ----------      -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................       (115,668)       (24,585,822)
                                                  ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................     $ (121,177)     $ (25,690,324)
                                                  ==========      =============

----------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Aggressive Stock                EQ/Alliance Common Stock
                                                      ----------------------------------- ---------------------------------------
                                                             2001              2000               2001                2000
                                                      ----------------- ----------------- ------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $  (10,913,507)   $  (20,624,385)   $      78,097,413   $     (58,158,989)
 Net realized gain (loss) on investments ............    (316,398,350)      161,232,145         (289,120,769)      1,913,283,513
 Change in unrealized appreciation (depreciation)
  of investments ....................................    (247,696,857)     (531,345,040)        (653,716,839)     (3,236,756,480)
                                                       --------------    --------------    -----------------   -----------------
 Net increase (decrease) in net assets from
  operations ........................................    (575,008,714)     (390,737,280)        (864,740,195)     (1,381,631,956)
                                                       --------------    --------------    -----------------   -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     881,642,150       664,710,988          774,411,735       1,280,547,300
  Transfers between funds including guaranteed
   interest account, net ............................    (933,240,285)     (779,230,616)        (831,077,508)       (934,689,698)
  Transfers for contract benefits and
   terminations .....................................    (189,179,330)     (290,332,727)        (648,386,874)       (826,273,647)
  Contract maintenance charges ......................      (1,632,481)       (1,887,500)          (4,303,434)         (4,177,299)
  Adjustments to net assets allocated to
   contracts in payout period .......................       1,493,556           996,412            6,986,908           8,464,975
                                                       --------------    --------------    -----------------   -----------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (240,916,390)     (405,743,443)        (702,369,173)       (476,128,369)
                                                       --------------    --------------    -----------------   -----------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        (638,938)       (3,762,789)          (1,899,836)        (15,252,738)
                                                       --------------    --------------    -----------------   -----------------
Increase (Decrease) in Net Assets ...................    (816,564,042)     (800,243,511)      (1,569,009,204)     (1,873,013,064)
Net Assets -- Beginning of Period ...................   2,303,134,667     3,103,378,178        7,653,975,788       9,526,988,852
                                                       --------------    --------------    -----------------   -----------------
Net Assets -- End of Period .........................  $1,486,570,625    $2,303,134,667    $   6,084,966,584   $   7,653,975,788
                                                       ==============    ==============    =================   =================

                                                              EQ/Alliance Global              EQ/Alliance Growth and Income
                                                      ----------------------------------- -------------------------------------
                                                             2001              2000              2001               2000
                                                      ----------------- ----------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $    (9,303,502)  $  (12,017,642)    $   (3,746,676)    $   (3,956,297)
 Net realized gain (loss) on investments ............     (110,991,335)     256,175,586         53,499,406        171,627,981
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (58,249,937)    (452,443,695)       (84,758,894)      (100,366,232)
                                                       ---------------   --------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ........................................     (178,544,774)    (208,285,751)       (35,006,164)        67,305,452
                                                       ---------------   --------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      204,640,871      916,628,120        682,856,938        463,854,905
  Transfers between funds including guaranteed
   interest account, net ............................     (201,420,111)    (757,624,883)      (417,179,682)      (271,697,780)
  Transfers for contract benefits and
   terminations .....................................      (74,191,957)    (100,940,902)      (100,148,849)       (88,248,223)
  Contract maintenance charges ......................         (515,437)        (480,243)          (669,085)          (469,890)
  Adjustments to net assets allocated to
   contracts in payout period .......................          290,811         (400,740)          (779,898)        (1,222,086)
                                                       ---------------   --------------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (71,195,823)      57,181,352        164,079,424        102,216,926
                                                       ---------------   --------------     --------------     --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............          268,488          241,703          1,205,826          1,059,415
                                                       ---------------   --------------     --------------     --------------
Increase (Decrease) in Net Assets ...................     (249,472,109)    (150,862,697)       130,279,086        170,581,793
Net Assets -- Beginning of Period ...................      861,547,033    1,012,409,729      1,041,334,995        870,753,202
                                                       ---------------   --------------     --------------     --------------
Net Assets -- End of Period .........................  $   612,074,924   $  861,547,033     $1,171,614,081     $1,041,334,995
                                                       ===============   ==============     ==============     ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Growth Investors          EQ/Alliance High Yield
                                                      ----------------------------------- ---------------------------------
                                                             2001              2000             2001             2000
                                                      ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     5,650,702   $    5,017,979    $  10,031,441    $  12,238,679
 Net realized gain (loss) on investments ............      (16,863,480)      89,681,641      (29,434,578)     (17,865,281)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (130,052,587)    (185,230,420)      18,887,829       (8,293,826)
                                                       ---------------   --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     (141,265,365)     (90,530,800)        (515,308)     (13,920,428)
                                                       ---------------   --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       91,086,190      213,231,620       80,238,254       30,203,612
  Transfers between funds including guaranteed
   interest account, net ............................      (84,727,897)     (63,034,083)     (67,570,210)     (38,267,822)
  Transfers for contract benefits and
   terminations .....................................      (93,691,218)    (106,314,429)     (14,457,054)     (18,640,795)
  Contract maintenance charges ......................         (709,175)        (641,086)        (101,916)         (97,250)
  Adjustments to net assets allocated to
   contracts in payout period .......................          406,358         (848,523)         (56,322)          89,720
                                                       ---------------   --------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (87,635,742)      42,393,499       (1,947,248)     (26,712,535)
                                                       ---------------   --------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         (504,819)       1,065,864           (7,424)         (62,083)
                                                       ---------------   --------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     (229,405,926)     (47,071,437)      (2,469,980)     (40,695,047)
Net Assets -- Beginning of Period ...................    1,053,741,819    1,100,813,256      122,169,153      162,864,200
                                                       ---------------   --------------    -------------    -------------
Net Assets -- End of Period .........................  $   824,335,893   $1,053,741,819    $ 119,699,173    $ 122,169,153
                                                       ===============   ==============    =============    =============

                                                          EQ/Alliance Intermediate
                                                            Government Securities             EQ/Alliance International
                                                      --------------------------------- -------------------------------------
                                                            2001             2000              2001               2000
                                                      ---------------- ---------------- ----------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $   2,936,581    $    2,382,470   $       401,433   $      (1,600,508)
 Net realized gain (loss) on investments ............      1,248,138           242,764       (38,491,982)         (4,388,928)
 Change in unrealized appreciation (depreciation)
  of investments ....................................        191,192         1,190,732         5,084,182         (32,056,358)
                                                       -------------    --------------   ---------------   -----------------
 Net increase (decrease) in net assets from
  operations ........................................      4,375,911         3,815,966       (33,006,367)        (38,045,794)
                                                       -------------    --------------   ---------------   -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    106,973,077        22,467,689       316,011,365       1,213,680,312
  Transfers between funds including guaranteed
   interest account, net ............................    (37,959,638)      (22,933,866)     (314,486,218)     (1,183,976,706)
  Transfers for contract benefits and
   terminations .....................................    (10,867,815)       (7,467,133)      (10,371,439)        (15,967,178)
  Contract maintenance charges ......................        (41,329)          (32,336)         (104,828)           (102,167)
  Adjustments to net assets allocated to
   contracts in payout period .......................       (348,072)           (7,712)          (68,259)            144,397
                                                       -------------    --------------   ---------------   -----------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     57,756,223        (7,973,358)       (9,019,379)         13,778,658
                                                       -------------    --------------   ---------------   -----------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        508,463            38,016           100,391             (89,488)
                                                       -------------    --------------   ---------------   -----------------
Increase (Decrease) in Net Assets ...................     62,640,597        (4,119,376)      (41,925,355)        (24,356,623)
Net Assets -- Beginning of Period ...................     53,783,341        57,902,717       146,397,002         170,753,625
                                                       -------------    --------------   ---------------   -----------------
Net Assets -- End of Period .........................  $ 116,423,938    $   53,783,341   $   104,471,647   $     146,397,002
                                                       =============    ==============   ===============   =================

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Money Market           EQ/Alliance Premier Growth
                                                    ----------------------------------- ----------------------------------
                                                           2001              2000              2001             2000
                                                    ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................  $     4,344,168   $     6,113,304   $    (3,322,001)  $  (1,356,619)
 Net realized gain (loss) on investments ..........          918,671         3,055,487       (92,346,724)      5,620,276
 Change in unrealized appreciation (depreciation)
  of investments ..................................         (943,196)       (1,973,129)       14,619,551     (73,936,823)
                                                     ---------------   ---------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations ......................................        4,319,643         7,195,662       (81,049,174)    (69,673,166)
                                                     ---------------   ---------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........      315,958,791       223,923,330       235,922,710     338,423,561
  Transfers between funds including guaranteed
   interest account, net ..........................     (229,738,232)     (198,968,913)     (188,723,086)    (59,370,914)
  Transfers for contract benefits and
   terminations ...................................      (39,803,511)      (35,876,758)      (17,893,460)    (15,991,310)
  Contract maintenance charges ....................         (127,011)         (106,592)         (227,973)        (81,709)
  Adjustments to net assets allocated to
   contracts in payout period .....................         (200,017)          231,159                --              --
                                                     ---------------   ---------------   ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ......................       46,090,020       (10,797,774)       29,078,191     262,979,628
                                                     ---------------   ---------------   ---------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A .............        1,406,304          (996,283)          132,619         (42,357)
                                                     ---------------   ---------------   ---------------   -------------
Increase (Decrease) in Net Assets .................       51,815,967        (4,598,394)      (51,838,364)    193,264,105
Net Assets -- Beginning of Period .................      156,708,185       161,306,580       305,686,885     112,422,780
                                                     ---------------   ---------------   ---------------   -------------
Net Assets -- End of Period .......................  $   208,524,152   $   156,708,185   $   253,848,521   $ 305,686,885
                                                     ===============   ===============   ===============   =============

                                                        EQ/Alliance Quality Bond        EQ/Alliance Small Cap Growth
                                                    -------------------------------- -----------------------------------
                                                          2001            2000              2001              2000
                                                    --------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................  $   6,819,263   $    4,359,618   $      (633,903)  $    (3,750,852)
 Net realized gain (loss) on investments ..........      1,476,226         (316,765)      (64,248,401)      108,561,718
 Change in unrealized appreciation (depreciation)
  of investments ..................................       (354,294)       4,142,328        10,615,925       (94,632,594)
                                                     -------------   --------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ......................................      7,941,195        8,185,181       (54,266,379)       10,178,272
                                                     -------------   --------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........    137,836,212       38,644,398       257,033,827       992,253,235
  Transfers between funds including guaranteed
   interest account, net ..........................    (54,415,930)     (30,889,253)     (199,518,841)     (780,515,667)
  Transfers for contract benefits and
   terminations ...................................    (14,132,061)     (10,496,081)      (24,773,787)      (19,137,235)
  Contract maintenance charges ....................        (54,876)         (36,525)         (263,201)         (155,653)
  Adjustments to net assets allocated to
   contracts in payout period .....................       (270,430)         (39,209)         (308,974)         (331,805)
                                                     -------------   --------------   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ......................     68,962,915       (2,816,670)       32,169,024       192,112,875
                                                     -------------   --------------   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A .............        310,847         (151,820)          472,214          (882,023)
                                                     -------------   --------------   ---------------   ---------------
Increase (Decrease) in Net Assets .................     77,214,957        5,216,691       (21,625,141)      201,409,124
Net Assets -- Beginning of Period .................     92,447,405       87,230,714       359,386,064       157,976,940
                                                     -------------   --------------   ---------------   ---------------
Net Assets -- End of Period .......................  $ 169,662,362   $   92,447,405   $   337,760,923   $   359,386,064
                                                     =============   ==============   ===============   ===============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Technology (a)       EQ/AXP New Dimensions (b)
                                                     ---------------------------------- -----------------------------
                                                            2001             2000             2001           2000
                                                     ----------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $    (1,346,289)  $    (541,410)   $     (75,017)  $     (604)
 Net realized gain (loss) on investments ...........      (55,164,766)     (6,101,686)        (553,677)     (15,727)
 Change in unrealized appreciation (depreciation)
  of investments ...................................       24,015,862     (28,855,317)        (396,901)    (218,229)
                                                      ---------------   -------------    -------------   ----------
 Net increase (decrease) in net assets from
  operations .......................................      (32,495,193)    (35,498,413)      (1,025,595)    (234,560)
                                                      ---------------   -------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ............      171,513,341     197,822,034        9,064,088    4,401,221
  Transfers between funds including guaranteed
   interest account, net ...........................     (128,021,052)    (57,283,986)      (2,206,406)    (494,657)
  Transfers for contract benefits and
   terminations ....................................       (7,178,698)     (1,967,104)        (390,963)      (9,562)
  Contract maintenance charges .....................          (82,030)         (9,647)          (3,418)        (125)
  Adjustments to net assets allocated to
   contracts in payout period ......................               --              --               --           --
                                                      ---------------   -------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................       36,231,561     138,561,297        6,463,301    3,896,877
                                                      ---------------   -------------    -------------   ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ..............          152,331         437,023            9,863      500,261
                                                      ---------------   -------------    -------------   ----------
Increase (Decrease) in Net Assets ..................        3,888,699     103,499,907        5,447,569    4,162,576
Net Assets -- Beginning of Period ..................      103,499,907              --        4,162,576           --
                                                      ---------------   -------------    -------------   ----------
Net Assets -- End of Period ........................  $   107,388,606   $ 103,499,907    $   9,610,145   $4,162,576
                                                      ===============   =============    =============   ==========

                                                      EQ/AXP Strategy Aggressive (b)              EQ/Balanced
                                                     -------------------------------- ------------------------------------
                                                           2001             2000             2001               2000
                                                     ---------------- --------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      (62,365)  $        (922)   $   19,791,122    $   27,233,011
 Net realized gain (loss) on investments ...........      (1,472,435)       (442,565)      (47,004,667)      235,919,936
 Change in unrealized appreciation (depreciation)
  of investments ...................................        (412,464)       (285,976)      (23,476,770)     (295,542,367)
                                                      --------------   -------------    --------------    --------------
 Net increase (decrease) in net assets from
  operations .......................................      (1,947,264)       (729,463)      (50,690,315)      (32,389,420)
                                                      --------------   -------------    --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ............      15,741,036       9,574,592       342,307,737       154,129,837
  Transfers between funds including guaranteed
   interest account, net ...........................     (10,735,894)     (5,189,067)     (111,715,429)     (118,932,000)
  Transfers for contract benefits and
   terminations ....................................        (258,020)        (14,978)     (144,293,804)     (149,963,168)
  Contract maintenance charges .....................          (2,706)           (124)         (727,248)         (629,915)
  Adjustments to net assets allocated to
   contracts in payout period ......................              --              --        (1,690,010)         (188,843)
                                                      --------------   -------------    --------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       4,744,416       4,370,423        83,881,246      (115,584,089)
                                                      --------------   -------------    --------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ..............           8,016         500,133         4,361,514          (525,711)
                                                      --------------   -------------    --------------    --------------
Increase (Decrease) in Net Assets ..................       2,805,168       4,141,093        37,552,445      (148,499,218)
Net Assets -- Beginning of Period ..................       4,141,093              --     1,299,386,545     1,447,885,763
                                                      --------------   -------------    --------------    --------------
Net Assets -- End of Period ........................  $    6,946,261   $   4,141,093    $1,336,938,990    $1,299,386,545
                                                      ==============   =============    ==============    ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/Bernstein Diversified
                                                                Value            EQ/Calvert Socially Responsible
                                                      -------------------------- -------------------------------
                                                            2001         2000          2001            2000
                                                      --------------- ---------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     183,661   $   (77)   $      91,242   $     194,015
 Net realized gain (loss) on investments ............      1,440,006       (22)        (423,780)        112,362
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (4,636,504)      687         (337,033)       (426,892)
                                                       -------------   -------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ........................................     (3,012,837)      588         (669,571)       (120,515)
                                                       -------------   -------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    192,844,869    11,693        3,517,077       3,344,568
  Transfers between funds including guaranteed
   interest account, net ............................    (20,565,990)   72,452       (1,625,492)     (2,138,888)
  Transfers for contract benefits and
   terminations .....................................     (7,928,850)     (351)         (94,749)        (18,799)
  Contract maintenance charges ......................        (52,732)       --           (4,878)         (1,292)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --        --               --              --
                                                       -------------   -------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    164,297,297    83,794        1,791,958       1,185,589
                                                       -------------   -------    -------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        225,415        --            2,642             198
                                                       -------------   -------    -------------   -------------
Increase (Decrease) in Net Assets ...................    161,509,875    84,382        1,125,029       1,065,272
Net Assets -- Beginning of Period ...................         84,382        --        3,684,407       2,619,135
                                                       -------------   -------    -------------   -------------
Net Assets -- End of Period .........................  $ 161,594,257   $84,382    $   4,809,436   $   3,684,407
                                                       =============   =======    =============   =============

                                                          EQ/Capital Guardian
                                                             International         EQ/Capital Guardian Research
                                                      --------------------------- ------------------------------
                                                          2001          2000           2001            2000
                                                      ------------ -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     579     $   (707)     $   (101,423)  $      30,089
 Net realized gain (loss) on investments ............    (24,378)         576          (207,417)        159,917
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (6,175)     (19,538)          240,967        (103,622)
                                                       ---------     ---------     ------------   -------------
 Net increase (decrease) in net assets from
  operations ........................................    (29,974)     (19,669)          (67,873)         86,384
                                                       ---------     ---------     ------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     24,690       12,374        12,315,375      14,929,226
  Transfers between funds including guaranteed
   interest account, net ............................     81,463       51,728        (3,128,374)     (9,395,488)
  Transfers for contract benefits and
   terminations .....................................     (4,561)      (2,838)         (625,238)       (141,554)
  Contract maintenance charges ......................        (11)            (5)         (3,883)           (500)
  Adjustments to net assets allocated to
   contracts in payout period .......................         --           --                --              --
                                                       ---------     ----------    ------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    101,581       61,259         8,557,880       5,391,684
                                                       ---------     ----------    ------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............      1,819      (23,771)           16,040           5,079
                                                       ---------     ----------    ------------   -------------
Increase (Decrease) in Net Assets ...................     73,426       17,818         8,506,047       5,483,147
Net Assets -- Beginning of Period ...................    102,233       84,415         6,417,068         933,921
                                                       ---------     ----------    ------------   -------------
Net Assets -- End of Period .........................  $ 175,659     $102,233      $ 14,923,115   $   6,417,068
                                                       =========     ==========    ============   =============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/Capital Guardian U.S. Equity     EQ/Emerging Markets Equity
                                                      ------------------------------- -----------------------------------
                                                            2001            2000             2001              2000
                                                      --------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $    (68,676)   $      38,017   $      (834,419)  $     5,293,171
 Net realized gain (loss) on investments ............      (299,024)         159,231       (25,788,592)      (30,874,043)
 Change in unrealized appreciation (depreciation)
  of investments ....................................       339,226         (105,299)       22,953,092       (23,721,463)
                                                       ------------    -------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ........................................       (28,474)          91,949        (3,669,919)      (49,302,335)
                                                       ------------    -------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    16,290,589        8,068,142       283,374,591       466,609,209
  Transfers between funds including guaranteed
   interest account, net ............................    (7,899,623)      (4,372,686)     (282,408,562)     (409,431,107)
  Transfers for contract benefits and
   terminations .....................................      (557,376)        (225,457)       (5,694,444)       (8,415,813)
  Contract maintenance charges ......................        (3,173)            (756)          (66,241)          (47,642)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               --                --                --
                                                       ------------    -------------   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     7,830,417        3,469,243        (4,794,656)       48,714,647
                                                       ------------    -------------   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        14,288            8,338            39,801          (287,987)
                                                       ------------    -------------   ---------------   ---------------
Increase (Decrease) in Net Assets ...................     7,816,231        3,569,529        (8,424,774)         (875,676)
Net Assets -- Beginning of Period ...................     5,003,624        1,434,095        70,065,572        70,941,248
                                                       ------------    -------------   ---------------   ---------------
Net Assets -- End of Period .........................  $ 12,819,855    $   5,003,624   $    61,640,798   $    70,065,572
                                                       ============    =============   ===============   ===============

                                                              EQ/Equity 500 Index               EQ/Evergreen Omega
                                                      ------------------------------------ -----------------------------
                                                             2001               2000             2001           2000
                                                      ------------------ ----------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................   $   (3,793,091)   $  (10,659,870)   $     (33,547)  $  (16,652)
 Net realized gain (loss) on investments ............      (83,556,929)      278,060,096         (463,819)      (8,863)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (97,692,901)     (439,580,620)          93,117     (246,813)
                                                        --------------    --------------    -------------   ----------
 Net increase (decrease) in net assets from
  operations ........................................     (185,042,921)     (172,180,394)        (404,249)    (272,328)
                                                        --------------    --------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      611,151,068       926,074,448        3,685,732    2,547,837
  Transfers between funds including guaranteed
   interest account, net ............................     (564,401,101)     (843,905,421)      (1,497,300)    (636,333)
  Transfers for contract benefits and
   terminations .....................................     (118,680,585)     (141,799,803)        (264,928)    (111,396)
  Contract maintenance charges ......................         (929,778)         (856,255)          (2,342)        (486)
  Adjustments to net assets allocated to
   contracts in payout period .......................          862,534           325,758               --           --
                                                        --------------    --------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (71,997,862)      (60,161,273)       1,921,162    1,799,622
                                                        --------------    --------------    -------------   ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         (719,518)         (523,324)           7,700        2,070
                                                        --------------    --------------    -------------   ----------
Increase (Decrease) in Net Assets ...................     (257,760,301)     (232,864,991)       1,524,613    1,529,365
Net Assets -- Beginning of Period ...................    1,419,829,435     1,652,694,426        2,131,093      601,728
                                                        --------------    --------------    -------------   ----------
Net Assets -- End of Period .........................   $1,162,069,134    $1,419,829,435    $   3,655,706   $2,131,093
                                                        ==============    ==============    =============   ==========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/FI Mid Cap (b)             EQ/FI Small/Mid Cap Value
                                                      -------------------------------- ---------------------------------
                                                            2001             2000            2001             2000
                                                      ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     (302,348)   $       432    $    (556,986)   $     (207,389)
 Net realized gain (loss) on investments ............      (1,386,697)         5,829        6,297,033        (3,851,966)
 Change in unrealized appreciation (depreciation)
  of investments ....................................        (533,190)       290,277       (1,415,101)        6,102,650
                                                       --------------    -----------    -------------    --------------
 Net increase (decrease) in net assets from
  operations ........................................      (2,222,235)       296,538        4,324,946         2,043,295
                                                       --------------    -----------    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      58,874,734     11,092,595      147,947,734        28,432,248
  Transfers between funds including guaranteed
   interest account, net ............................     (13,619,025)      (980,395)     (51,405,108)      (28,758,087)
  Transfers for contract benefits and
   terminations .....................................      (1,525,081)      (136,480)      (7,710,391)       (5,874,937)
  Contract maintenance charges ......................         (10,386)          (231)         (77,405)          (54,622)
  Adjustments to net assets allocated to
   contracts in payout period .......................              --             --               --                --
                                                       --------------    -----------    -------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      43,720,242      9,975,489       88,754,830        (6,255,398)
                                                       --------------    -----------    -------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        (275,372)       501,381           73,772           (14,771)
                                                       --------------    -----------    -------------    --------------
Increase (Decrease) in Net Assets ...................      41,222,635     10,773,408       93,153,548        (4,226,873)
Net Assets -- Beginning of Period ...................      10,773,408             --       73,161,925        77,388,798
                                                       --------------    -----------    -------------    --------------
Net Assets -- End of Period .........................  $   51,996,043    $10,773,408    $ 166,315,473    $   73,161,925
                                                       ==============    ===========    =============    ==============

                                                      EQ/Janus Large Cap Growth (b)  EQ/Lazard Small Cap Value
                                                      ------------------------------ -------------------------
                                                           2001            2000          2001         2000
                                                      -------------- --------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $   (414,628)  $     (8,913)   $  18,429    $   2,032
 Net realized gain (loss) on investments ............    (3,498,610)       (73,085)      42,623        1,160
 Change in unrealized appreciation (depreciation)
  of investments ....................................    (4,509,283)    (1,083,470)      10,084        7,033
                                                       ------------   ------------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ........................................    (8,422,521)    (1,165,468)      71,136       10,225
                                                       ------------   ------------    ---------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    45,315,321     18,672,355       72,662        9,912
  Transfers between funds including guaranteed
   interest account, net ............................    (8,708,643)    (1,309,529)     477,410       93,869
  Transfers for contract benefits and
   terminations .....................................    (1,509,200)      (174,825)     (32,007)     (10,286)
  Contract maintenance charges ......................       (24,199)          (546)         (30)         (10)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --             --           --           --
                                                       ------------   ------------    ---------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................    35,073,279     17,187,455      518,035       93,485
                                                       ------------   ------------    ---------    ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............      (282,096)       501,546        1,595           93
                                                       ------------   ------------    ---------    ---------
Increase (Decrease) in Net Assets ...................    26,368,662     16,523,533      590,766      103,803
Net Assets -- Beginning of Period ...................    16,523,533             --      119,133       15,330
                                                       ------------   ------------    ---------    ---------
Net Assets -- End of Period .........................  $ 42,892,195   $ 16,523,533    $ 709,899    $ 119,133
                                                       ============   ============    =========    =========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/Marsico Focus (c)   EQ/Mercury Basic Value Equity
                                                      ---------------------- --------------------------------
                                                               2001                2001             2000
                                                      ---------------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................       $   (2,917)       $   4,241,264    $   4,193,733
 Net realized gain (loss) on investments ............           22,090            2,513,191        9,744,774
 Change in unrealized appreciation (depreciation)
  of investments ....................................           26,840              155,323       (3,226,719)
                                                            ----------        -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................           46,013            6,909,778       10,711,788
                                                            ----------        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............        2,085,689          163,389,478       50,574,092
  Transfers between funds including guaranteed
   interest account, net ............................         (696,703)         (62,849,361)     (33,216,552)
  Transfers for contract benefits and
   terminations .....................................           (2,106)         (12,520,942)      (7,637,849)
  Contract maintenance charges ......................              (11)            (106,436)         (66,201)
  Adjustments to net assets allocated to
   contracts in payout period .......................               --                   --               --
                                                            ----------        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................        1,386,869           87,912,739        9,653,490
                                                            ----------        -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............            1,130              107,146          (13,123)
                                                            ----------        -------------    -------------
Increase (Decrease) in Net Assets ...................        1,434,012           94,929,663       20,352,155
Net Assets -- Beginning of Period ...................               --          117,063,656       96,711,501
                                                            ----------        -------------    -------------
Net Assets -- End of Period .........................       $1,434,012        $ 211,993,319    $ 117,063,656
                                                            ==========        =============    =============

                                                                EQ/MFS Emerging
                                                               Growth Companies               EQ/MFS Investors Trust
                                                      ----------------------------------- -------------------------------
                                                             2001              2000             2001            2000
                                                      ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $    (8,439,214)  $     5,074,951   $    (87,536)   $    (56,388)
 Net realized gain (loss) on investments ............     (412,555,487)      230,654,617       (495,716)        220,745
 Change in unrealized appreciation (depreciation)
  of investments ....................................       99,769,296      (473,708,932)    (1,371,519)       (220,508)
                                                       ---------------   ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     (321,225,405)     (237,979,364)    (1,954,771)        (56,151)
                                                       ---------------   ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      446,496,904       972,046,668      6,118,562      11,570,353
  Transfers between funds including guaranteed
   interest account, net ............................     (437,817,020)     (449,495,871)    (2,478,697)     (3,413,660)
  Transfers for contract benefits and
   terminations .....................................      (48,357,042)      (65,811,902)      (934,419)       (194,258)
  Contract maintenance charges ......................         (662,574)         (519,892)        (7,747)         (2,252)
  Adjustments to net assets allocated to
   contracts in payout period .......................               --                --             --              --
                                                       ---------------   ---------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (40,339,732)      456,219,003      2,697,699       7,960,183
                                                       ---------------   ---------------   ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............           97,588          (706,627)        19,309          13,116
                                                       ---------------   ---------------   ------------    ------------
Increase (Decrease) in Net Assets ...................     (361,467,549)      217,533,012        762,238       7,917,147
Net Assets -- Beginning of Period ...................      923,724,420       706,191,407     10,145,649       2,228,502
                                                       ---------------   ---------------   ------------    ------------
Net Assets -- End of Period .........................  $   562,256,871   $   923,724,420   $ 10,907,887    $ 10,145,649
                                                       ===============   ===============   ============    ============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/Putnam
                                                               EQ/MFS Research                Growth & Income Value
                                                      --------------------------------- ---------------------------------
                                                            2001             2000             2001             2000
                                                      ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $  (2,242,455)   $    (943,184)   $     (281,103)  $     (258,022)
 Net realized gain (loss) on investments ............    (27,199,011)      37,800,286        (1,827,951)      (1,936,499)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    (21,565,348)     (54,772,587)       (4,006,825)       5,323,529
                                                       -------------    -------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ........................................    (51,006,814)     (17,915,485)       (6,115,879)       3,129,028
                                                       -------------    -------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     82,108,251      150,701,714        26,879,834       22,732,727
  Transfers between funds including guaranteed
   interest account, net ............................    (79,616,934)     (64,215,569)      (16,239,396)     (27,132,332)
  Transfers for contract benefits and
   terminations .....................................    (16,522,197)     (15,411,390)       (6,708,640)      (8,203,995)
  Contract maintenance charges ......................       (149,449)        (109,449)          (57,207)         (48,033)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --                --               --
                                                       -------------    -------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (14,180,329)      70,965,306         3,874,591      (12,651,633)
                                                       -------------    -------------    --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        104,173          (24,558)           49,631          (11,204)
                                                       -------------    -------------    --------------   --------------
Increase (Decrease) in Net Assets ...................    (65,082,970)      53,025,262        (2,191,657)      (9,533,808)
Net Assets -- Beginning of Period ...................    223,666,757      170,641,495        73,360,796       82,894,604
                                                       -------------    -------------    --------------   --------------
Net Assets -- End of Period .........................  $ 158,583,787    $ 223,666,757    $   71,169,139   $   73,360,796
                                                       =============    =============    ==============   ==============

                                                               EQ/Putnam                   EQ/Putnam
                                                          International Equity         Investors Growth
                                                      ---------------------------- -------------------------
                                                           2001           2000          2001         2000
                                                      -------------- ------------- ------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................   $   (7,156)   $   98,563    $    (5,509)  $   1,101
 Net realized gain (loss) on investments ............     (402,085)      132,590        (95,162)     (7,228)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      102,303      (403,258)       (20,506)    (88,099)
                                                        ----------    ----------    -----------   ---------
 Net increase (decrease) in net assets from
  operations ........................................     (306,938)     (172,105)      (121,177)    (94,226)
                                                        ----------    ----------    -----------   ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      431,927       349,974        207,754     187,275
  Transfers between funds including guaranteed
   interest account, net ............................      (71,166)      961,943       (101,154)    228,094
  Transfers for contract benefits and
   terminations .....................................     (197,299)      (89,005)       (16,599)    (16,542)
  Contract maintenance charges ......................         (635)         (215)          (349)       (272)
  Adjustments to net assets allocated to
   contracts in payout period .......................           --            --             --          --
                                                        ----------    ----------    -----------   ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................      162,827     1,222,697         89,652     432,183
                                                        ----------    ----------    -----------   ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        2,959           (28)         1,170     (33,647)
                                                        ----------    ----------    -----------   ---------
Increase (Decrease) in Net Assets ...................     (141,153)    1,050,563        (30,355)    304,310
Net Assets -- Beginning of Period ...................    1,297,577       247,014        448,585     144,275
                                                        ----------    ----------    -----------   ---------
Net Assets -- End of Period .........................   $1,156,424    $1,297,577    $   418,230   $ 448,585
                                                        ==========    ==========    ===========   =========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                 EQ/T. Rowe Price
                                                                International Stock
                                                        -----------------------------------
                                                              2001               2000
                                                        ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................    $   (1,104,502)    $   (1,561,186)
 Net realized gain (loss) on investments ............       (42,533,290)        14,478,577
 Change in unrealized appreciation (depreciation)
  of investments ....................................        17,947,468        (37,422,909)
                                                         --------------     --------------
 Net increase (decrease) in net assets from
  operations ........................................       (25,690,324)       (24,505,518)
                                                         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       186,620,147        258,946,846
  Transfers between funds including guaranteed
   interest account, net ............................      (171,819,344)      (226,963,508)
  Transfers for contract benefits and
   terminations .....................................        (7,228,131)        (8,516,278)
  Contract maintenance charges ......................           (76,635)           (61,519)
  Adjustments to net assets allocated to
   contracts in payout period .......................                --                 --
                                                         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................         7,496,037         40,561,135
                                                         --------------     --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............            58,207        (17,171,708)
                                                         --------------     --------------
Increase (Decrease) in Net Assets ...................       (18,136,080)        (1,116,090)
Net Assets -- Beginning of Period ...................       111,369,407        112,485,497
                                                         --------------     --------------
Net Assets -- End of Period .........................    $   93,233,327     $  111,369,407
                                                         ==============     ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2001


1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-ended diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 37 variable investment options(1) offered by EQAT:

o  EQ/Aggressive Stock(2)                               o  EQ/Capital Guardian Research
o  EQ/Alliance Common Stock                             o  EQ/Capital Guardian U.S. Equity
o  EQ/Alliance Global                                   o  EQ/Emerging Markets Equity(3)
o  EQ/Alliance Growth and Income                        o  EQ/Equity 500 Index(4)
o  EQ/Alliance Growth Investors                         o  EQ/Evergreen Omega(5)
o  EQ/Alliance High Yield                               o  EQ/FI Mid Cap
o  EQAlliance Intermediate Government Securities        o  EQ/FI Small/Mid Cap Value(6)
o  EQ/Alliance International                            o  EQ/Janus Large Cap Growth
o  EQ/Alliance Money Market                             o  EQ/Lazard Small Cap Value
o  EQ/Alliance Premier Growth                           o  EQ/Marsico Focus
o  EQ/Alliance Quality Bond                             o  EQ/Mercury Basic Value Equity(7)
o  EQ/Alliance Small Cap Growth                         o  EQ/MFS Emerging Growth Companies
o  EQ/Alliance Technology                               o  EQ/MFS Investors Trust(9)
o  EQ/AXP New Dimensions                                o  EQ/MFS Research
o  EQ/AXP Strategy Aggressive                           o  EQ/Putnam Growth & Income Value
o  EQ/Balanced(8)                                       o  EQ/Putnam International Equity
o  EQ/Bernstein Diversified Value(10)                   o  EQ/Putnam Investors Growth
o  EQ/Calvert Socially Responsible                      o  EQ/T. Rowe Price International Stock
o  EQ/Capital Guardian International

----------
 (1) Effective May 18, 2001 the names of the investment options include EQ/.
 (2) Formerly known as Alliance Aggressive.
 (3) Formerly known as Morgan Stanley Emerging Markets Equity.
 (4) Formerly known as Alliance Equity Index.
 (5) Formerly known as EQ/Evergreen.
 (6) Formerly known as Warburg Pincus Small Company Value.
 (7) Formerly known as Merrill Lynch Basic Value Equity.
 (8) Formerly known as Alliance Balanced.
 (9) Formerly known as MFS Growth with Income.
(10) Formerly known as Lazard Large Cap Value.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account. In addition to amounts reported in Retained by Equitable Life in Separate Account A, Equitable Life has invested $222,000 in each of the following funds offered by the AXA Premier VIP Trust:


                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


1. Organization (Concluded)

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Technology

   These funds were first offered to Contractowners on January 14, 2002.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, Momentum, Momentum Plus (excluding amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) are reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of Equitable Life's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net are amounts that participants have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate of the Contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUIPLAN and Old Contracts and quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of New York State. The mortality risk is fully borne by The Equitable Life Assurance

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


2. Significant Accounting Policies (Concluded)

   Society and may result in additional amounts being transferred into the variable annuity account by The Equitable Life Assurance Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                       Purchases           Sales
                                                   ----------------- -----------------
EQ/Aggressive Stock                                 $  858,928,577    $1,099,599,017
EQ/Alliance Common Stock                               879,978,608     1,478,194,629
EQ/Alliance Global                                     241,355,154       317,200,992
EQ/Alliance Growth and Income                          786,209,288       571,954,538
EQ/Alliance Growth Investors                           145,749,690       223,800,198
EQ/Alliance High Yield                                  95,870,620        87,351,998
EQ/Alliance Intermediate Government Securities         116,596,808        55,632,011
EQ/Alliance International                              327,060,498       334,288,341
EQ/Alliance Money Market                               409,988,614       349,309,649
EQ/Alliance Premier Growth                             248,088,731       222,168,032
EQ/Alliance Quality Bond                               152,139,696        76,197,013
EQ/Alliance Small Cap Growth                           273,884,398       239,179,256
EQ/Alliance Technology                                 174,044,761       139,190,751
EQ/AXP New Dimensions                                    9,292,303         2,889,362
EQ/AXP Strategy Aggressive                              15,783,650        11,093,583
EQ/Balanced                                            667,429,080       554,399,409
EQ/Bernstein Diversified Value                         318,600,920       151,018,805
EQ/Calvert Socially Responsible                          3,676,248         1,790,405
EQ/Capital Guardian International                          172,575            69,835
EQ/Capital Guardian Research                            12,593,252         4,107,206
EQ/Capital Guardian U.S. Equity                         16,434,269         8,657,002
EQ/Emerging Markets Equity                             285,382,071       290,816,053
EQ/Equity 500 Index                                    679,735,333       750,544,775
EQ/Evergreen Omega                                       3,661,272         1,765,958
EQ/FI Mid Cap                                           59,329,021        16,186,497
EQ/FI Small/Mid Cap Value                              152,529,544        64,231,313
EQ/Janus Large Cap Growth                               45,956,909        11,580,355
EQ/Lazard Small Cap Value                                  641,120            67,194
EQ/Marsico Focus                                         2,103,429           718,438
EQ/Mercury Basic Value Equity                          178,495,522        81,567,710
EQ/MFS Emerging Growth Companies                       460,254,605       506,791,794
EQ/MFS Investors Trust                                   6,247,564         3,618,093
EQ/MFS Research                                         94,594,142       106,255,978
EQ/Putnam Growth & Income Value                         28,750,727        25,074,641
EQ/Putnam International Equity                             809,140           640,658
EQ/Putnam Investors Growth                                 304,067           189,527
EQ/T. Rowe Price International Stock                   188,617,980       182,111,736
                                                    --------------    --------------
                                                    $7,941,290,186    $7,970,252,752
                                                    ==============    ==============

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in Class IA or Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each variable investment option, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses to providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios (including EQ/Aggressive Stock, EQ/Balanced, EQ/Bernstein Diversified Value, and EQ/Equity 500 Index). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of:

   o 11,433,750 Class IA shares of Alliance Conservative Investors (valued at $135,718,615), 1,276,271 Class IB shares of Alliance Conservative Investors (valued at $15,085,439),

   o 167,949 Class IA shares of EQ/Evergreen Foundation (valued at $1,590,482), 55,807 Class IB shares of EQ/Evergreen Foundation (valued at $528,495),

   o 3,319,482 Class IA shares of EQ/Putnam Balanced (valued at $40,995,602), 411,048 Class IB shares of EQ/Putnam Balanced (valued at $5,076,437), and

   o 1,063,403 Class IA shares of Mercury World Strategy (valued at $10,431,985), 133,231 Class IB shares of Mercury World Strategy (valued at $1,306,997)

   for 12,044,460 Class IA shares of the EQ/Balanced Portfolio and 1,410,093 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $210,734,052). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $150,804,054, $2,118,977, $46,072,039, $11,738,982 and $1,275,114,897
   respectively, resulting in combined assets after the substitution of $1,485,848,949 in EQ/Balanced Portfolio.

   On May 18, 2001 the EQ/Bernstein Portfolio, formerly the Lazard Large Cap Portfolio, acquired all the net assets of the T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 11,134,420 Class IB shares of T. Rowe Price Equity Income Portfolio (valued at $147,320,700) for the 11,996,799 Class IB shares of the Bernstein Portfolio outstanding (valued at $147,320,700). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets were combined with those of the Bernstein Portfolio. The

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


5. Substitutions (Concluded)

   aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $147,320,700 and $104,245 respectively, resulting in combined assets after the substitution of $147,424,945 in EQ/Bernstein Portfolio.

   On October 6, 2000 the EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The BT Equity 500 Index Portfolio was not held by the Account before the substitution. As a result, there was no impact to the Account.


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:

                                                    Mortality and      Other        Financial
                                                    Expense Risks     Expenses      Accounting       Total
                                                    -------------     --------      ----------       -----
   Old Contracts
   ---------------------------------------------        0.58%           0.16%            --           0.74%
   EQUIPLAN Contracts                                   0.58%           0.16%            --           0.74%
   ---------------------------------------------
   EQUI-VEST Series 100/Momentum Contracts
   ---------------------------------------------
   EQ/Alliance Money Market
   EQ/Balanced
   EQ/Alliance Common Stock ....................        0.65%           0.60%            0.24%        1.49%
   All Other Funds .............................        0.50%           0.60%            0.24%        1.34%
   EQUI-VEST Series 200
   ----------------------------------------------
   EQ/Alliance Money Market
   EQ/Balanced
   EQ/Alliance Common Stock ....................        1.15%           0.25%            --           1.40%
   All Other Funds .............................        0.50%           0.60%            0.24%        1.34%
   EQUI-VEST Series 300 and Series 400 Contracts
   ----------------------------------------------
   EQ/ Alliance Money Market
   EQ/ Alliance Common Stock
   EQ/Alliance Aggressive Stock
   EQ/Balanced .................................        1.10%           0.25%            --           1.35%
   All Other Funds* ............................        1.10%           0.24%            --           1.34%
   Momentum Plus Contracts                              1.10%           0.25%            --           1.35%
   ----------------------------------------------
   Momentum Plus Contracts                              0.76%           0.24%            --           1.00%
   ----------------------------------------------
   Momentum Plus Contracts                              0.66%           0.24%            --           0.90%
   ----------------------------------------------
   EQUI-VEST Series 500 Contracts                       1.20%           0.25%            --           1.45%
   ----------------------------------------------
   EQUI-VEST Series 600 and 800 Contracts               0.95%           0.25%            --           1.20%
   ----------------------------------------------
   EQUI-VEST Vantage Contracts                          0.90%             --             --           0.90%
   ----------------------------------------------
   EQUI-VEST Express Series 700 Contracts               0.70%           0.25%            --           0.95%
   ----------------------------------------------

* During 2001 and 2000, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

   The charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/ Momentum Contracts for the EQ/Alliance Money Market, EQ/Alliance Common Stock, EQ/Aggressive Stock, and the EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from Equitable Life's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding


   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                     EQ/Alliance
                                                    EQ/Aggressive Stock              Common Stock
                                                ---------------------------- ----------------------------
                                                     2001           2000          2001           2000
                                                -------------- ------------- -------------- -------------
   Old Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --           (21)           (25)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................        --             --           (21)           (25)
                                                   --------       ------        --------       ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --            (6)            --
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................        --             --            (6)            --
                                                   --------       ------        --------       ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................     5,311          4,591         1,596          2,706
    Redeemed ..................................    (7,390)        (7,735)       (3,084)        (3,746)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................    (2,079)        (3,144)       (1,488)        (1,040)
                                                   --------       ------        --------       ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       528            514           138            171
    Redeemed ..................................      (683)          (695)         (213)          (225)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................      (155)          (181)          (75)           (54)
                                                   --------       ------        --------       ------
   Momentum Plus Contracts 1.35%
    Issued ....................................       250            266           262            326
    Redeemed ..................................      (426)          (114)         (493)          (124)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................      (176)           152          (231)           202
                                                   --------       ------        --------       ------
   Momentum Plus Contracts 1.00%
    Issued ....................................        --             --            --              1
    Redeemed ..................................        (3)            (7)           --             (8)
                                                   ---------      ---------     --------       ---------
    Net Increase (Decrease) ...................        (3)            (7)           --             (7)
                                                   ---------      ---------     --------       ---------
   Momentum Plus Contracts 0.90%
    Issued ....................................       105              1           130              2
    Redeemed ..................................      (105)            (1)         (140)            (1)
                                                   --------       ---------     --------       ---------
    Net Increase (Decrease) ...................        --             --           (10)             1
                                                   --------       --------      --------       --------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................     3,333            771           735            441
    Redeemed ..................................    (3,698)          (807)       (1,389)          (690)
                                                   --------       --------      --------       --------
    Net Increase (Decrease) ...................      (365)           (36)         (654)          (249)
                                                   --------       --------      --------       --------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................         1              1             5              7
    Redeemed ..................................        (1)            --            (2)            (2)
                                                   ---------      --------      ---------      ---------
    Net Increase (Decrease) ...................        --              1             3              5
                                                   --------       --------      --------       --------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................       323            222           487            757
    Redeemed ..................................      (294)          (168)         (246)          (159)
                                                   --------       --------      --------       --------
    Net Increase (Decrease) ...................        29             54           241            598
                                                   --------       --------      --------       --------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        40             19            62             33
    Redeemed ..................................      (130)           (20)         (231)           (42)
                                                   --------       --------      --------       --------
    Net Increase (Decrease) ...................       (90)            (1)         (169)            (9)
                                                   --------       ---------     --------       ---------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................        10             26           144            283
    Redeemed ..................................        (5)            (2)          (53)           (13)
                                                   ---------      ---------     --------       --------
    Net Increase (Decrease) ...................         5             24            91            270
                                                   ---------      ---------     --------       --------

                                                                                    EQ/Alliance
                                                    EQ/Alliance Global           Growth and Income
                                                --------------------------- ---------------------------
                                                     2001          2000          2001          2000
                                                ------------- ------------- ------------- -------------
   Old Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --            --             --
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................        --             --            --             --
                                                   ------         ------        ------         ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --            --             --
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................        --             --            --             --
                                                   ------         ------        ------         ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................       987          2,300         2,287          1,083
    Redeemed ..................................    (1,367)        (3,719)       (1,850)        (2,250)
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................      (380)        (1,419)          437         (1,167)
                                                   ------         ------        ------         ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................        79             44            53             40
    Redeemed ..................................       (96)           (50)          (42)           (36)
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................       (17)            (6)           11              4
                                                   ------        -------        ------         ------
   Momentum Plus Contracts 1.35%
    Issued ....................................        95            100            84             82
    Redeemed ..................................      (170)           (42)         (118)           (34)
                                                   ------        -------        ------         ------
    Net Increase (Decrease) ...................       (75)            58           (34)            48
                                                   ------        -------        ------         ------
   Momentum Plus Contracts 1.00%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             (2)           --             (2)
                                                   ------        --------       ------         ------
    Net Increase (Decrease) ...................        --             (2)           --             (2)
                                                   ------        --------       ------         -------
   Momentum Plus Contracts 0.90%
    Issued ....................................        11              1            10             --
    Redeemed ..................................       (16)            --           (12)            --
                                                   ------        -------        ------         ------
    Net Increase (Decrease) ...................        (5)             1            (2)            --
                                                   ---------     -------        ------         ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................        --          1,396            --            458
    Redeemed ..................................        --           (226)           --           (965)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................        --          1,170            --           (507)
                                                   --------      -------        ------         ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................         1              1             1              1
    Redeemed ..................................        --             --            --             (1)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................         1              1             1             --
                                                   --------      -------        ------         ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................       132            217           346            259
    Redeemed ..................................       (78)           (57)          (82)           (35)
                                                   --------      -------        ------         -----
    Net Increase (Decrease) ...................        54            160           264            224
                                                   --------      -------        ------         ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................         6              4             6              4
    Redeemed ..................................       (16)            (2)          (17)            (3)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................       (10)             2           (11)             1
                                                   --------      -------        ------         ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................        81            111           178            138
    Redeemed ..................................       (28)           (10)          (23)            (7)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................        53            101           155            131
                                                   --------      -------        ------         ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                                EQ/Alliance
                                                                                               Intermediate
                                                    EQ/Alliance         EQ/Alliance             Government          EQ/Alliance
                                                  Growth Investors       High Yield             Securities         International
                                                  ----------------    ----------------       ----------------    ----------------
                                                    2001     2000      2001      2000          2001     2000      2001      2000
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        (3)       --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        (3)       --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................      390       636       535       130          587       105     2,803     5,628
    Redeemed ..................................     (776)   (1,918)     (565)     (746)        (309)     (310)   (2,886)   (5,978)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................     (386)   (1,282)      (30)     (616)         278      (205)      (83)     (350)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       30        40        10        10           14        10        13        20
    Redeemed ..................................      (52)      (42)      (10)      (13)          (6)      (12)      (11)      (18)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................      (22)       (2)       --        (3)           8        (2)        2         2
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................       79        93        23        25           21        12        48        57
    Redeemed ..................................     (180)      (62)      (36)      (28)         (22)       (4)      (59)      (37)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................     (101)       31       (13)       (3)          (1)        8       (11)       20
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       (4)       (2)       --        --           --        --        (1)       (2)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       (4)       (2)       --        --           --        --        (1)       (2)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................       16        --         4        --            3        --         2         1
    Redeemed ..................................      (19)       --        (4)       --           (3)       --        (4)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       (3)       --        --        --           --        --        (2)        1
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --       110        --        27           --        48        --     2,421
    Redeemed ..................................       --    (2,540)       --      (391)          --      (107)       --    (1,969)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --    (2,430)       --      (364)          --       (59)       --       452
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................        1         1        --        --           --        --        32        56
    Redeemed ..................................       --        --        --        --           --        --       (32)      (56)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................        1         1        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      110       215        55        26          127        27       197        78
    Redeemed ..................................      (52)      (14)      (34)       (3)         (30)      (12)     (187)      (45)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       58       201        21        23           97        15        10        33
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        2         8         3        11            1        --         1         2
    Redeemed ..................................      (22)       (4)       (7)      (11)          (3)       (1)       (4)       (2)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................      (20)        4        (4)       --           (2)       (1)       (3)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................       50        96        35        20           71         9       177        71
    Redeemed ..................................      (18)       (4)       (6)       (1)         (13)       (1)     (162)      (39)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       32        92        29        19           58         8        15        32
                                                  ------    ------    ------    ------       ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                    EQ/Alliance         EQ/Alliance            EQ/Alliance         EQ/Alliance
                                                    Money Market       Premier Growth         Quality Bond      Small Cap Growth
                                                  ----------------    ----------------      ----------------    ----------------
                                                   2001      2000      2001     2000         2001      2000      2001     2000
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       (7)       --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       (7)       --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................    2,694     2,528     2,571     1,938         761       161     1,567     4,215
    Redeemed ..................................   (2,356)   (2,724)   (2,379)     (590)       (428)     (485)   (1,473)   (3,874)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................      338      (196)      192     1,348         333      (324)       94       341
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................    1,337       468       115        39          11         6        23        31
    Redeemed ..................................   (1,269)     (551)     (113)      (11)         (5)       (6)      (17)      (17)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       68       (83)        2        28           6        --         6        14
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................      325       393        48        29          28        19        45        59
    Redeemed ..................................     (335)     (332)      (71)       (3)        (25)      (15)      (43)      (19)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................      (10)       61       (23)       26           3         4         2        40
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --         1        --        --          --        --        --        --
    Redeemed ..................................       (2)       --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       (2)        1        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................        3        --         7         1           2        --        10        --
    Redeemed ..................................       (3)       --        (8)       --          (2)       --       (10)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        (1)        1          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................      932       380        --       440          --        74        --     1,167
    Redeemed ..................................     (834)     (304)       --       (80)         --      (194)       --      (590)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       98        76        --       360          --      (120)       --       577
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       --        --         1         1          --        --        --         1
    Redeemed ..................................       --        --        --        --          --        --        (2)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --         1         1          --        --        (2)        1
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      200       130       235       355         118        35       108       163
    Redeemed ..................................     (132)      (89)     (147)      (42)        (34)      (12)      (40)      (67)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       68        41        88       313          84        23        68        96
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        2         7         1         5           1         1         2        10
    Redeemed ..................................       (4)       (6)       (6)       --          (2)       --       (12)       (3)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       (2)        1        (5)        5          (1)        1       (10)        7
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      664       437       111       228         113        23        80        67
    Redeemed ..................................     (533)     (341)      (48)       (7)        (27)       (1)      (14)       (5)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................      131        96        63       221          86        22        66        62
                                                  ------    ------    ------    ------      ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001

7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                    EQ/Alliance          EQ/AXP New          EQ/AXP Strategy
                                                   Technology (a)      Dimensions (b)         Aggressive (b)      EQ/Balanced (e)
                                                  ----------------    ----------------       ----------------    ----------------
                                                   2001      2000      2001      2000         2001      2000      2001      2000
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................    2,858     1,386        97        33          272       124     3,035     2,002
    Redeemed ..................................   (2,413)     (549)      (34)       (4)        (214)      (79)   (3,627)   (4,010)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................      445       837        63        29           58        45      (592)   (2,008)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       20        18        --        --           --        --       194       118
    Redeemed ..................................       (5)       (1)       --        --           --        --      (257)     (261)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       15        17        --        --           --        --       (63)     (143)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................       30        12         1        --           --        --       143        89
    Redeemed ..................................      (26)       (1)       (1)       --           --        --      (164)      (15)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................        4        11        --        --           --        --       (21)       74
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        (1)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        (1)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................        5        --        --        --           --        --        49        --
    Redeemed ..................................       (5)       --        --        --           --        --       (51)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        (2)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --       630        --        14           --        11       775        93
    Redeemed ..................................       --      (154)       --        (1)          --        (1)     (287)     (115)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --       476        --        13           --        10       488       (22)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................        1         1        --        --           --        --         1         1
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................        1         1        --        --           --        --         1         1
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      155       145        14         2           25         2       241       114
    Redeemed ..................................      (87)      (17)       (1)       --           (3)       --       (55)      (24)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       68       128        13         2           22         2       186        90
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        2         7        --        --           --        --        24         6
    Redeemed ..................................       (5)       (2)       --        --           --        --       (68)       (5)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       (3)        5        --        --           --        --       (44)        1
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      113        99        14         2           24         6       126        33
    Redeemed ..................................      (37)       (7)       (2)       --           (1)       --       (25)       (1)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       76        92        12         2           23         6       101        32
                                                  ------    ------    ------    ------       ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001

7. Changes in Units Outstanding (Continued)


   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                   EQ/Bernstein       EQ/Calvert        EQ/Capital
                                                Diversified Value      Socially          Guardian           EQ/Capital
                                                       (f)            Responsible      International     Guardian Research
                                                ------------------ ----------------- ----------------- ---------------------
                                                    2001     2000    2001     2000    2001     2000       2001       2000
                                                ----------- ------ -------- -------- ------ ---------- ---------- ----------
   Old Contracts 0.74%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
   EQUIPLAN Contracts 0.74%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................    1,871       --      37       31      --       --        85         99
    Redeemed ..................................     (327)      --     (18)     (20)     --      --        (34)       (69)
                                                   -----     ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................    1,544       --      19       11      --      --         51         30
                                                   -----     ----    ----     ----    ----     ----       ----       ----
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       21       --      --       --       1      --          1          1
    Redeemed ..................................       (3)      --      --       --      --      --         --         --
                                                   -------   ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................       18       --      --       --       1      --          1          1
                                                   ------    ----    ----     ----    ----     ----       ----       ----
   Momentum Plus Contracts 1.35%
    Issued ....................................       35       --      --       --       1       2          1          1
    Redeemed ..................................      (35)      --      --       --      --      (2)        (2)        --
                                                   ------    ----    ----     ----    ----     ------     ------     ----
    Net Increase (Decrease) ...................      --        --      --       --       1      --         (1)         1
                                                   ------    ----    ----     ----    ----     -----      ------     ----
   Momentum Plus Contracts 1.00%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   Momentum Plus Contracts 0.90%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................      --        --      --       --      --      --         --         19
    Redeemed ..................................      --        --      --       --      --      --         --        (13)
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --          6
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       1        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................       1        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      88        --      --       --      --      --         23         12
    Redeemed ..................................     (16)       --      --       --      --      --         (1)        (4)
                                                   ------    ----    ----     ----    ----     -----      ------     ------
    Net Increase (Decrease) ...................      72        --      --       --      --      --         22          8
                                                   ------    ----    ----     ----    ----     -----      -----      -----
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................       1        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      -----
    Net Increase (Decrease) ...................       1        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      -----
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      49        --      --       --      --      --          6          4
    Redeemed ..................................      (3)       --      --       --      --      --         (1)        --
                                                   -------   ----    ----     ----    ----     -----      ------     -----
    Net Increase (Decrease) ...................      46        --      --       --      --      --          5          4
                                                   ------    ----    ----     ----    ----     -----      -----      -----

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                    EQ/Capital           EQ/Emerging          EQ/Equity 500       EQ/Evergreen
                                               Guardian U.S. Equity    Markets Equity           Index (d)             Omega
                                               --------------------   ----------------      ----------------    ----------------
                                                  2001       2000      2001      2000        2001     2000       2001     2000
                                               ---------   -------    ------    ------      ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................      140        50     4,157     3,837       2,174     1,833        36        19
    Redeemed ..................................      (78)      (34)   (4,233)   (3,669)     (2,436)   (4,413)      (21)       (8)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       62        16       (76)      168        (262)   (2,580)       15        11
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................        1        --        11        19          84        81         1        --
    Redeemed ..................................       --        --        (8)       (9)        (96)      (90)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................        1        --         3        10         (12)       (9)        1        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................        1        --        13        28         104       143        --        --
    Redeemed ..................................       (1)       --       (14)      (22)       (154)      (76)       (1)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        (1)        6         (50)       67        (1)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          (2)       (3)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          (2)       (3)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................       --        --         3        --          32         1        --        --
    Redeemed ..................................       --        --        (3)       --         (37)       --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          (5)        1        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --        12        --       636          --       914        --        --
    Redeemed ..................................       --        (8)       --      (468)         --    (1,433)       --        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --         4        --       168          --      (519)       --        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       --        --        --        --           2         3        --        --
    Redeemed ..................................       --        --        --        --          (1)       (1)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           1         2        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................       16        12       206        52         297       348         8        --
    Redeemed ..................................       (7)       (2)     (203)      (15)       (188)     (140)       (1)       (3)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................        9        10         3        37         109       208         7        (3)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................       --        --        --         3          10        28        --        --
    Redeemed ..................................       --        --        (2)       (3)        (57)      (26)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        (2)       --         (47)        2        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................        7         3       176        90         118        80         3        --
    Redeemed ..................................       (1)       --      (169)      (63)        (59)       (9)       --        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................        6         3         7        27          59        71         3        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                                              EQ/Lazard
                                                        EQ/FI        EQ/FI Small/Mid Cap      EQ/Janus Large   Small Cap
                                                     Mid Cap (b)            Value             Cap Growth (b)    Value
                                                  ----------------   -------------------      -------------   -----------
                                                   2001     2000       2001      2000         2001    2000    2001   2000
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................      496        68     1,133       202         434     132      --
    Redeemed ..................................     (162)       (7)     (523)     (663)       (137)    (11)     --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................      334        61       610      (461)        297     121      --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................        1        --        16         4           5      --       2      1
    Redeemed ..................................       --        --        (3)       (2)         (1)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................        1        --        13         2           4      --       2      1
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Plus Contracts 1.35%
    Issued ....................................        3        --        25        11           4      --       3     --
    Redeemed ..................................       (2)       --       (35)       (6)         (4)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................        1        --       (10)        5          --      --       3     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Plus Contracts 0.90%
    Issued ....................................       --        --         4        --           1      --      --     --
    Redeemed ..................................       --        --        (4)       --          (1)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --        30        --        48          --      51      --     --
    Redeemed ..................................       --        (5)       --      (321)         --      (5)     --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        25        --      (273)         --      46      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      104         9       142        17         116      13      --     --
    Redeemed ..................................       (7)       --       (29)       (5)         (9)     (1)     --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       97         9       113        12         107      12      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................       --        --         1         1          --      --      --     --
    Redeemed ..................................       --        --        (3)       (1)         --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        (2)       --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................       75         7        99        12          77      12      --     --
    Redeemed ..................................       (5)       --        (7)       --          (7)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       70         7        92        12          70      12      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                              EQ/Marsico    EQ/Mercury Basic           EQ/MFS Emerging          EQ/MFS
                                               Focus (c)      Value Equity             Growth Companies     Investors Trust
                                              ----------    ----------------           ----------------    ----------------
                                                  2001      2001        2000            2001      2000      2001      2000
                                                  ----      ----        ----           ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................     --         --         --               --        --        --        --
    Redeemed ..................................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................     --         --         --               --        --        --        --
    Redeemed ..................................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................     --        840        221            2,627     2,892        50        68
    Redeemed ..................................     --       (427)      (470)          (2,926)   (2,597)      (31)      (19)
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --        413       (249)            (299)      295        19        49
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................     19         11          6               33        45        --         1
    Redeemed ..................................     (7)        (5)        (3)             (26)      (19)       --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     12          6          3                7        26        --         1
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................     --         25         18               83       138         1         1
    Redeemed ..................................     --        (16)       (85)             (85)      (83)       (2)       --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --          9         10               (2)       59        (1)        1
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................     --         --         --               --        --        --        --
    Redeemed ..................................     --         --         --               (1)       --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               (1)       --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................     --          2         --               16         1        --        --
    Redeemed ..................................     --         (2)        --              (18)       --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               (2)        1        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................     --         --         52               --       344        --        16
    Redeemed ..................................     --         --       (212)              --      (654)       --       (14)
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --       (160)              --      (310)       --         2
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................     --          1         --                2         3        --        --
    Redeemed ..................................     --         --         --               (1)       (1)       --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --          1         --                1         2        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................     --        111         42              125       284         9        16
    Redeemed ..................................     --        (33)        (8)             (96)      (32)       (4)       (2)
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         78         34               29       252         5        14
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................     --          2          1                4        15        --        --
    Redeemed ..................................     --         (1)        --              (18)       (5)       --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --          1          1              (14)       10        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      1         65         29               68       172         8        12
    Redeemed ..................................     --         (8)        (2)             (46)       (8)       (3)       --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................      1         57         27               22       164         5        12
                                                  ----       ----       ----           ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                 EQ/Putnam        EQ/Putnam          EQ/Putnam
                                                                              Growth & Income    International       Investors
                                                            EQ/MFS Research        Value            Equity            Growth
                                                             -------------     -------------     -------------     -------------
                                                             2001     2000     2001     2000     2001     2000     2001      2000
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Old Contracts 0.74%
    Issued ..............................................      --       --       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUIPLAN Contracts 0.74%
    Issued ..............................................      --       --       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ..............................................     505      523      184      128       --       --       --       --
    Redeemed ............................................    (639)    (695)    (173)    (583)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................    (134)    (172)      11     (455)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Contracts 1.34% and 1.49%
    Issued ..............................................      35       10        5        4        4        8        1        2
    Redeemed ............................................     (32)      (7)      (2)      (3)      (3)      (2)      (1)      --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................       3        3        3        1        1        6       --        2
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Plus Contracts 1.35%
    Issued ..............................................      30       29        9       10        7        4        2        3
    Redeemed ............................................     (31)     (20)      (8)      (4)      (7)      (1)      (1)      (1)
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      (1)       9        1        6       --        3        1        2
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Plus Contracts 1.00%
    Issued ..............................................      --       --       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Plus Contracts 0.90%
    Issued ..............................................       6       --        2       --       --       --       --       --
    Redeemed ............................................      (6)      --       (2)      --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ..............................................      --      221       --       31       --       --       --       --
    Redeemed ............................................      --     (249)      --     (297)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --      (28)      --     (266)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ..............................................       1        1       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................       1        1       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ..............................................      90       92       22       19       --       --       --       --
    Redeemed ............................................     (74)     (14)      (7)      (5)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      16       78       15       14       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Vantage Contracts 0.90%
    Issued ..............................................       1        2       --        1       --       --       --       --
    Redeemed ............................................      (6)      (1)      (2)      (1)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      (5)       1       (2)      --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ..............................................      26       54        9        6       --       --       --       --
    Redeemed ............................................     (12)      (1)      (2)      --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      14       53        7        6       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Concluded)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                  EQ/T. Rowe Price
                                                                    International
                                                                        Stock
                                                            -----------------------------
                                                                 2001            2000
                                                            -------------   -------------
   Old Contracts 0.74%
    Issued ..............................................          --              --
    Redeemed ............................................          --              --
                                                               ------          ------
    Net Increase (Decrease) .............................          --              --
                                                               ------          ------
   EQUIPLAN Contracts 0.74%
    Issued ..............................................          --              --
    Redeemed ............................................          --              --
                                                               ------          ------
    Net Increase (Decrease) .............................          --              --
                                                               ------          ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%, 1.40% or
    1.49%
    Issued ..............................................       1,588           1,230
    Redeemed ............................................      (1,562)         (1,467)
                                                               ------          ------
    Net Increase (Decrease) .............................          26            (237)
                                                               ------          ------
   Momentum Contracts 1.34% and 1.49%
    Issued ..............................................           7               9
    Redeemed ............................................          (4)             (4)
                                                               ---------       ---------
    Net Increase (Decrease) .............................           3               5
                                                               --------        --------
   Momentum Plus Contracts 1.35%
    Issued ..............................................          14              17
    Redeemed ............................................         (13)            (12)
                                                               --------        --------
    Net Increase (Decrease) .............................           1               5
                                                               --------        --------
   Momentum Plus Contracts 1.00%
    Issued ..............................................          --              --
    Redeemed ............................................          --              --
                                                               --------        --------
    Net Increase (Decrease) .............................          --              --
                                                               --------        --------
   Momentum Plus Contracts 0.90%
    Issued ..............................................           4              --
    Redeemed ............................................          (4)             --
                                                               ---------       --------
    Net Increase (Decrease) .............................          --              --
                                                               --------        --------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ..............................................          --             633
    Redeemed ............................................          --            (289)
                                                               --------        --------
    Net Increase (Decrease) .............................          --             344
                                                               --------        --------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ..............................................          21              10
    Redeemed ............................................         (21)            (10)
                                                               --------        --------
    Net Increase (Decrease) .............................          --              --
                                                               --------        --------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ..............................................         253              69
    Redeemed ............................................        (231)            (30)
                                                               --------        --------
    Net Increase (Decrease) .............................          22              39
                                                               --------        --------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ..............................................           1               3
    Redeemed ............................................          (4)             (1)
                                                               ---------       ---------
    Net Increase (Decrease) .............................          (3)              2
                                                               ---------       --------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ..............................................         121              52
    Redeemed ............................................         (80)            (12)
                                                               --------        --------
    Net Increase (Decrease) .............................          41              40
                                                               --------        --------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                           -----------------------------------------------------------------------
                                                              2001            2000            1999          1998           1997
                                                           ----------      ----------      ----------    ----------     ----------
EQ/Aggressive Stock
--------------------
EQUI-VEST/Momentum Series 100 and 200
Contracts 1.34%, 1.40% or 1.49%
 Unit value, end of period .............................   $    67.13      $    90.70      $   105.59    $    89.92     $    90.75
 Net Assets (000's) ....................................   $1,136,377      $1,738,084      $2,339,135    $2,430,987     $2,674,130
 Number of EQUI-VEST units outstanding, end of period
  (000's) ..............................................       16,058          18,138          20,946        25,634         28,030
 Number of Momentum units outstanding, end of period
  (000's) ..............................................          870           1,025           1,207         1,401          1,437
 Total Return ..........................................       (25.79)%         14.10)%         17.43%        (0.91)%         9.46%
Momentum Plus Contracts 1.35%
 Unit value, end of period .............................   $   126.48       $  170.92       $  199.45    $   170.12      $  171.96
 Net Assets (000's) ....................................   $   62,608       $ 114,687       $ 175,117    $  186,792      $ 209,791
 Number of units outstanding, end of period (000's) ....          495             671             878         1,098          1,220
 Total Return ..........................................       (26.00)%        (14.30)%         17.24%       (1.07)%          9.31%
Momentum Plus Contracts 1.00%
 Unit value, end of period .............................   $   102.74       $  138.35       $  160.87    $   136.73      $  137.72
 Net Assets (000's) ....................................           --       $     415       $   1,609    $    5,059      $   4,820
 Number of units outstanding, end of period (000's) ....           --               3              10            37             35
 Total Return ..........................................       (25.74)%        (14.00)%         17.66%       (0.72)%          9.70%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .............................   $    89.45       $  120.32       $  139.76    $   118.68      $  119.41
 Net Assets (000's) ....................................           --       $     963       $   1,118    $      949      $     836
 Number of units outstanding, end of period (000's) ....           --               8               8             8              7
 Total Return ..........................................       (25.66)%        (13.91)%         17.76%       (0.61)%         19.41%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period .............................   $   120.13       $  162.34       $  189.44    $   161.59      $  163.33
 Net Assets (000's) ....................................   $  269,331       $ 423,220       $ 564,531    $  540,034      $  526,903
 Number of units outstanding, end of period (000's) ....        2,242           2,607           2,980         3,342           3,226
 Total Return ..........................................       (26.00)%        (14.31)%         17.23%       (1.07)%          9.32%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .............................   $    66.89       $   90.49       $  105.69    $    90.25             --
 Net Assets (000's) ....................................   $      334       $     362       $     423    $       90             --
 Number of units outstanding, end of period (000's) ....            5               4               4             1             --
 Total Return ..........................................       (26.08)%        (14.38)%         17.11%        (9.75)%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .............................   $    66.90       $   90.50       $  105.70    $    90.25             --
 Net Assets (000's) ....................................   $    6,690       $   6,426       $   1,797            --             --
 Number of units outstanding, end of period (000's) ....          100              71              17            --             --
 Total Return ..........................................       (26.08)%        (14.38)%         17.12%        (9.75)%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                        ------------------------------------------------------------------------
                                                            2001          2000            1999           1998           1997
                                                        -----------    -----------     -----------    -----------    ----------
EQ/Aggressive Stock -- (concluded)
---------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period ..........................   $     67.82    $     91.46     $    106.50             --             --
 Net Assets (000's) .................................   $     2,374    $    11,524     $    13,526             --             --
 Number of units outstanding, end of period (000's) .            35            126             127             --             --
 Total Return .......................................        (25.85)%       (14.12)%          6.50%            --             --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period ..........................   $     71.46    $     96.42     $    112.33             --             --
 Net Assets (000's) .................................   $     2,358    $     2,700     $       337             --             --
 Number of units outstanding, end of period (000's) .            33             28               3             --             --
 Total Return .......................................        (25.89)%       (14.16)%         12.33%            --             --

EQ/Alliance Common Stock
------------------------
Old Contracts 0.74%
 Unit value, end of period ..........................   $    385.79    $    433.23     $    506.59    $    407.19    $    316.64
 Net Assets (000's) .................................   $    71,371    $    89,245     $   117,022    $   107,498    $    97,208
 Number of units outstanding, end of period (000's) .           185            206             231            264            307
 Total Return .......................................        (10.95)%       (14.48)%         24.41%         28.60%         28.42%
EQUIPLAN Contracts 0.74%
 Unit value, end of period ..........................   $    417.89    $    469.28     $    548.74    $    441.07    $    342.99
 Net Assets (000's) .................................   $    22,984    $    28,626     $    36,217    $    30,875    $    29,154
 Number of units outstanding, end of period (000's) .            55             61              66             70             85
 Total Return .......................................        (10.95)%       (14.48)%         24.41%         28.60%         28.42%
EQUI-VEST/Momentum Series 100 and 200
Contracts 1.34%, 1.40% or 1.49%
 Unit value, end of period ..........................   $    299.82    $    339.28     $    399.74    $    323.75    $    253.68
 Net Assets (000's) .................................   $ 4,383,668    $ 5,490,908     $ 6,898,713    $ 5,769,873    $ 4,542,140
 Number of EQUI-VEST units outstanding, end of period
  (000's) ...........................................        14,197         15,685          16,705         17,231         17,386
 Number of Momentum units outstanding, end of period
  (000's) ...........................................           424            499             553            591            519
 Total Return .......................................        (11.63)%       (15.12)%         23.47%         27.62%         27.45%
Momentum Plus Contracts 1.35%
 Unit value, end of period ..........................   $    244.28    $    276.76     $    326.32    $    264.22    $    207.00
 Net Assets (000's) .................................   $   137,041    $   219,194     $   336,762    $   299,361    $   246,744
 Number of units outstanding, end of period (000's) .           561            792           1,032          1,133          1,192
 Total Return .......................................        (11.74)%       (15.19)%         23.50%         27.64%         27.47%
Momentum Plus Contracts 1.00%
 Unit value, end of period ..........................   $    192.76    $    217.61     $    255.67    $    206.28    $    161.04
 Net Assets (000's) .................................            --    $     1,958     $     4,091    $     8,251    $     5,958
 Number of units outstanding, end of period (000's) .            --              9              16             40             37
 Total Return .......................................        (11.42)%       (14.89)%         23.94%         28.09%         27.92%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                         Years Ended December 31,
                                                      -------------------------------   ----------------------------------------
                                                            2001            2000             1999           1998        1997
                                                      --------------- ---------------   ------------ -------------- ------------
EQ/Alliance Common Stock -- (concluded)
---------------------------------------
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period ........................   $    178.39      $    201.19      $    236.14     $    190.33   $   148.44
 Net Assets (000's) ...............................            --      $     1,811      $     1,889     $     1,332   $      742
 Number of units outstanding, end of period (000's)            --                9                8               7            5
 Total Return .....................................        (11.33)%         (14.80)%          24.07%          28.22%       48.44%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period ........................   $    233.80      $    264.88      $    312.31     $    252.88   $   198.12
 Net Assets (000's) ...............................   $ 1,304,370      $ 1,650,997      $ 2,030,640     $ 1,468,727   $  944,042
 Number of units outstanding, end of period (000's)         5,579            6,233            6,502           5,808        4,765
 Total Return .....................................        (11.73)%         (15.19)%          23.50%          27.64%       27.47%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period ........................   $     94.82      $    107.53      $    126.91     $    102.87           --
 Net Assets (000's) ...............................   $     2,560      $     2,581      $     2,411     $       514           --
 Number of units outstanding, end of period (000's)            27               24               19               5           --
 Total Return .....................................        (11.82)%         (15.27)%          23.37%           2.87%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period ........................   $     94.83      $    107.54      $    126.92     $    102.87           --
 Net Assets (000's) ...............................   $    89,520      $    75,493      $    13,327              --           --
 Number of units outstanding, end of period (000's)           944              702              105              --           --
 Total Return .....................................        (11.82)%         (15.27)%          23.38%           2.87%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period ........................   $     97.85      $    110.60      $    130.14              --           --
 Net Assets (000's) ...............................   $     5,284      $    24,774      $    30,323              --           --
 Number of units outstanding, end of period (000's)            54              224              233              --           --
 Total Return .....................................        (11.53)%         (15.01)%          30.14%             --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period ........................   $     83.37      $     94.30      $    111.02              --           --
 Net Assets (000's) ...............................   $    32,264      $    27,913      $     2,776              --           --
 Number of units outstanding, end of period (000's)           387              296               25              --           --
 Total Return .....................................       (11.59)%          (15.06)%          11.02%             --           --

EQ/Alliance Global
------------------

Momentum Contracts 1.34% or 1.49%
 Unit value, end of period ........................   $      157.88    $    200.17      $    249.43     $    182.50   $   151.87
 Net Assets (000's) ...............................   $      21,156    $    30,226      $    38,911     $    28,470   $   22,325
 Number of units outstanding, end of period (000's)             134            151              156             156          147
 Total Return .....................................          (21.13)%       (19.75)%          36.67%          20.17%       10.05%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                    FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/Alliance Global -- (continued)
---------------------------------
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 160.66      $ 203.73      $ 253.89     $ 185.78      $ 154.12
 Net Assets (000's) ........................................   $ 30,525      $ 53,988      $ 89,623     $ 75,798      $ 71,512
 Number of units outstanding, end of period (000's) ........        190           265           353          408           464
 Total Return ..............................................     (21.14)%      (19.76)%       36.66%       20.54%         9.69%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 135.44      $ 171.13      $ 212.51     $ 154.96      $ 128.51
 Net Assets (000's) ........................................         --      $    342      $    638     $  1,705      $  1,542
 Number of units outstanding, end of period (000's) ........         --             2             3           11            12
 Total Return ..............................................     (20.86)%      (19.47)%       37.14%       20.58%        10.43%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $ 129.23      $ 163.12      $ 202.36     $ 147.40      $ 122.12
 Net Assets (000's) ........................................         --      $    652      $    809     $    442      $    244
 Number of units outstanding, end of period (000's) ........         --             4             4            3             2
 Total Return ..............................................     (20.78)%      (19.39)%       37.29%       20.70%        22.12%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 157.88      $ 200.17      $ 249.43     $ 182.50      $ 151.87
 Net Assets (000's) ........................................   $525,898      $743,031      $875,250     $619,588      $511,650
 Number of units outstanding, end of period (000's) ........      3,331         3,712         3,509        3,395         3,369
 Total Return ..............................................     (21.13)%      (19.75)%       36.67%       20.17%        10.05%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  84.81      $ 107.66      $ 134.30     $  98.37            --
 Net Assets (000's) ........................................   $    254      $    323      $    269           --            --
 Number of units outstanding, end of period (000's) ........          3             3             2           --            --
 Total Return ..............................................     (21.22)%      (19.84)%       36.53%       (1.63)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  84.81      $ 107.66      $ 134.29     $  98.37            --
 Net Assets (000's) ........................................   $ 19,930      $ 19,486      $  2,686           --            --
 Number of units outstanding, end of period (000's) ........        235           181            20           --            --
 Total Return ..............................................     (21.22)%      (19.83)%       36.52%       (1.63)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  88.80      $ 112.39      $ 139.76           --            --
 Net Assets (000's) ........................................   $    444      $  1,686      $  1,817           --            --
 Number of units outstanding, end of period (000's) ........          5            15            13           --            --
 Total Return ..............................................     (20.99)%      (19.58)%       39.76%          --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Global -- (concluded)
---------------------------------
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  75.87      $  96.06      $ 119.52           --           --
 Net Assets (000's) ........................................   $ 12,291      $ 10,471      $  1,076           --           --
 Number of units outstanding, end of period (000's) ........        162           109             9           --           --
 Total Return ..............................................     (21.02)%      (19.63)%       19.52%          --           --

EQ/Alliance Growth and Income
-----------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 262.05      $ 269.09      $ 250.31     $ 213.81     $ 179.30
 Net Assets (000's) ........................................   $ 32,494      $ 30,407      $ 27,284     $ 20,526     $ 12,372
 Number of units outstanding, end of period (000's) ........        124           113           109           96           69
 Total Return ..............................................      (2.62)%        7.50%        17.07%       19.25%       25.06%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 262.37      $ 269.45      $ 250.67     $ 214.14     $ 179.60
 Net Assets (000's) ........................................   $ 39,093      $ 49,309      $ 54,395     $ 44,755     $ 32,867
 Number of units outstanding, end of period (000's) ........        149           183           217          209          183
 Total Return ..............................................      (2.63)%        7.49%        17.06%       19.23%       25.04%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 229.84      $ 235.21      $ 218.04     $ 185.60     $ 155.11
 Net Assets (000's) ........................................         --      $    470      $    654     $  1,114     $    465
 Number of units outstanding, end of period (000's) ........         --             2             3            6            3
 Total Return ..............................................      (2.28)%        7.87%        17.48%       19.66%       25.48%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $ 216.44      $ 221.27      $ 204.92     $ 174.26     $ 145.48
 Net Assets (000's) ........................................         --      $    443      $    410     $    349     $    145
 Number of units outstanding, end of period (000's) ........         --             2             2            2            1
 Total Return ..............................................      (2.18)%        7.98%        17.59%       19.78%       45.48%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 262.05      $ 269.09      $ 250.31     $ 213.81     $ 179.30
 Net Assets (000's) ........................................   $992,907      $901,990      $774,709     $529,180     $322,740
 Number of units outstanding, end of period (000's) ........      3,789         3,352         3,095        2,475        1,800
 Total Return ..............................................      (2.62)%        7.50%        17.07%       19.25%       25.06%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 125.48      $ 129.00      $ 120.13     $ 102.73           --
 Net Assets (000's) ........................................   $    753      $    645      $    481     $    103           --
 Number of units outstanding, end of period (000's) ........          6             5             4            1           --
 Total Return ..............................................      (2.73)%        7.38%        16.94%        2.73%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                 2001          2000         1999         1998         1997
                                                             ------------ ------------- ------------ ------------ ------------
EQ/Alliance Growth and Income -- (concluded)
--------------------------------------------
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 125.48     $ 129.01     $  120.14     $ 102.73           --
 Net Assets (000's) ........................................   $ 66,002     $ 33,801     $   4,445           --           --
 Number of units outstanding, end of period (000's) ........        526          262            37           --           --
 Total Return ..............................................      (2.74)%       7.38%        16.95%        2.73%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 128.51     $ 131.71     $ 122.29            --           --
 Net Assets (000's) ........................................   $    643     $  2,107     $   1,712           --           --
 Number of units outstanding, end of period (000's) ........          5           16            14           --           --
 Total Return ..............................................      (2.43)%       7.70%        22.29%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 109.04     $ 111.81     $  103.87           --           --
 Net Assets (000's) ........................................   $ 32,712     $ 16,212     $   1,454           --           --
 Number of units outstanding, end of period (000's) ........        300          145            14           --           --
 Total Return ..............................................      (2.48)%       7.64%         3.87%          --           --

EQ/Alliance Growth Investors
----------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 179.41     $ 207.65     $  225.59    $  180.63    $  153.69
 Net Assets (000's) ........................................   $ 25,117     $ 33,639     $  37,222    $  28,720    $  22,592
 Number of units outstanding, end of period (000's) ........        140          162           165          159          147
 Total Return ..............................................     (13.60)%      (7.95)%       24.89%       17.53%       15.21%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 181.41     $ 209.98     $  228.14    $  182.69    $  155.46
 Net Assets (000's) ........................................   $ 42,450     $ 70,553     $  97,416    $  92,989    $  85,969
 Number of units outstanding, end of period (000's) ........        234          336           427          509          553
 Total Return ..............................................     (13.61)%      (7.96)%       24.88%       17.52%       15.20%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 160.03     $ 184.57     $  199.83    $  159.46    $  135.20
 Net Assets (000's) ........................................         --     $    738     $   1,199    $   2,392    $   1,893
 Number of units outstanding, end of period (000's) ........         --            4             6           15           14
 Total Return ..............................................     (13.30)%      (7.64)%       25.32%       17.94%       15.60%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $ 150.59     $ 173.52     $  187.67    $  149.61    $  126.72
 Net Assets (000's) ........................................         --     $    521     $     375    $     299    $     127
 Number of units outstanding, end of period (000's) ........         --            3             2            2            1
 Total Return ..............................................     (13.21)%      (7.54)%       25.44%       18.06%       26.72%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Growth Investors -- (concluded)
-------------------------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 179.41      $ 207.65      $ 225.59      $ 180.63      $ 153.69
 Net Assets (000's) ........................................   $711,719      $904,108      $954,471      $715,656      $569,268
 Number of units outstanding, end of period (000's) ........      3,967         4,354         4,231         3,962         3,704
 Total Return ..............................................     (13.60)%       (7.95)%       24.89%        17.53%        15.21%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 100.91      $ 116.92      $ 127.16      $ 101.93            --
 Net Assets (000's) ........................................   $    303      $    351      $    254      $    102            --
 Number of units outstanding, end of period (000's) ........          3             3             2             1            --
 Total Return ..............................................     (13.69)%       (8.05)%       24.75%         1.93%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 100.93      $ 116.93      $ 127.17      $ 101.93            --
 Net Assets (000's) ........................................   $ 28,260      $ 25,958      $  2,671            --            --
 Number of units outstanding, end of period (000's) ........        280           222            21            --            --
 Total Return ..............................................     (13.69)%       (8.05)%       24.76%         1.93%           --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 103.75      $ 119.83      $ 129.93            --            --
 Net Assets (000's) ........................................   $    208      $  2,636      $  2,339            --            --
 Number of units outstanding, end of period (000's) ........          2            22            18            --            --
 Total Return ..............................................     (13.42)%       (7.77)%       29.93%           --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  89.58      $ 103.52      $ 112.30            --            --
 Net Assets (000's) ........................................   $ 11,914      $ 10,456      $  1,123            --            --
 Number of units outstanding, end of period (000's) ........        133           101            10            --            --
 Total Return ..............................................     (13.47)%       (7.82)%       12.30%           --            --

EQ/Alliance High Yield
----------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 128.74      $ 129.28      $ 143.43      $ 150.42      $ 160.74
 Net Assets (000's) ........................................   $  3,991      $  4,137      $  4,877      $  5,566      $  4,661
 Number of units outstanding, end of period (000's) ........         31            32            34            37            29
 Total Return ..............................................      (0.42)%       (9.87)%       (4.65)%       (6.42)%       16.88%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 137.35      $ 137.94      $ 153.05      $ 160.53      $ 171.56
 Net Assets (000's) ........................................   $  7,142      $  9,104      $ 12,550      $ 16,053      $ 18,872
 Number of units outstanding, end of period (000's) ........         52            66            82           100           110
 Total Return ..............................................     ( 0.43)%       (9.87)%       (4.66)%       (6.43)%       16.87%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000          1999          1998         1997
                                                             ------------ ------------- ------------- ------------- ------------
EQ/Alliance High Yield -- (concluded)
-------------------------------------
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 121.40     $ 121.48      $ 134.31      $ 140.38      $ 149.49
 Net Assets (000's) ........................................         --           --            --      $    702      $    747
 Number of units outstanding, end of period (000's) ........         --           --            --             5             5
 Total Return ..............................................      (0.07)%      (9.55)%       (4.32)%       (6.09)%       17.28%
Momentum Plus Contract .90%
 Unit value, end of period .................................   $ 111.46           --            --            --            --
 Net Assets (000's) ........................................         --           --            --            --            --
 Number of units outstanding, end of period (000's) ........         --           --            --            --            --
 Total Return ..............................................       0.03%          --            --            --            --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 128.74     $ 129.28      $ 143.43      $ 150.42      $ 160.74
 Net Assets (000's) ........................................   $ 99,130     $103,424      $143,143      $175,089      $133,575
 Number of units outstanding, end of period (000's) ........        770          800           998         1,164           831
 Total Return ..............................................      (0.42)%      (9.87)%       (4.65)%       (6.42)%       16.88%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  76.09     $  76.49      $  84.96      $  89.20            --
 Net Assets (000's) ........................................   $     76     $     76      $     85            --            --
 Number of units outstanding, end of period (000's) ........          1            1             1            --            --
 Total Return ..............................................      (0.52)%      (9.97)%       (4.75)%      (10.80)%          --
EQUI-VEST Series 600 & 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  76.09     $  76.49      $  84.97      $  89.20            --
 Net Assets (000's) ........................................   $  3,728     $  2,198      $    425            --            --
 Number of units outstanding, end of period (000's) ........         49           28             5            --            --
 Total Return ..............................................      (0.52)%      (9.98)%       (4.74)%      (10.80)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  77.17     $  77.34      $  85.66            --            --
 Net Assets (000's) ........................................   $     77     $    387      $    428            --            --
 Number of units outstanding, end of period (000's) ........          1            5             5            --            --
 Total Return ..............................................      (0.22)%      (9.71)%      (14.34)%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  89.40     $  89.64      $  99.34            --            --
 Net Assets (000's) ........................................   $  4,559     $  2,062      $    397            --            --
 Number of units outstanding, end of period (000's) ........         51           23             4            --            --
 Total Return ..............................................      (0.27)%      (9.76)%       (0.66)%          --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).



                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
EQUIPLAN Contracts 0.74%
 Unit value, end of period .................................    $ 68.67      $  63.74      $  58.63      $  58.81      $  54.83
 Net Assets (000's) ........................................    $ 2,729      $  2,550      $  2,521      $  2,646      $  2,742
 Number of units outstanding, end of period (000's) ........         40            40            43            45            50
 Total Return ..............................................       7.73%         8.72%        (0.31)%        7.26%         6.80%
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................    $143.62      $ 134.60      $ 124.96      $ 126.48      $ 118.98
 Net Assets (000's) ........................................    $ 2,872      $  1,615      $  1,749      $  1,391      $  1,190
 Number of units outstanding, end of period (000's) ........         20            12            14            11            10
 Total Return ..............................................       6.70%         7.71%        (1.20)%        6.30%         5.85%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................    $138.49      $ 129.80      $ 120.52      $ 122.00      $ 114.78
 Net Assets (000's) ........................................    $ 4,570      $  4,413      $  7,593      $  9,272      $  8,838
 Number of units outstanding, end of period (000's) ........         33            34            63            76            77
 Total Return ..............................................       6.69%         7.70%        (1.21)%        6.29%         5.84%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................    $137.45      $ 128.38      $ 118.78      $ 119.81      $ 112.32
 Net Assets (000's) ........................................         --            --            --      $    479      $    225
 Number of units outstanding, end of period (000's) ........         --            --            --             4             2
 Total Return ..............................................       7.06%         8.08%        (0.86)%        6.67%         6.21%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................    $143.62      $ 134.60      $ 124.96      $ 126.48      $ 118.98
 Net Assets (000's) ........................................    $84,305      $ 41,591      $ 44,986      $ 39,715      $ 24,034
 Number of units outstanding, end of period (000's) ........        587           309           360           314           202
 Total Return ..............................................       6.70%         7.71%        (1.20)%        6.30%         5.85%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................    $116.92      $ 109.70      $ 101.96      $ 103.32            --
 Net Assets (000's) ........................................         --            --            --            --            --
 Number of units outstanding, end of period (000's) ........         --            --            --            --            --
 Total Return ..............................................       6.58%         7.59%        (1.32)%        3.32%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................    $116.93      $ 109.71      $ 101.97      $ 103.32            --
 Net Assets (000's) ........................................    $13,096      $  1,755      $    102            --            --
 Number of units outstanding, end of period (000's) ........        112            16             1            --            --
 Total Return ..............................................       6.58%         7.59%        (1.31)%        3.32%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Intermediate Government Securities -- (concluded)
-------------------------------------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $118.06       $ 110.43      $ 102.33           --           --
 Net Assets (000's) ........................................         --      $    331      $    307           --           --
 Number of units outstanding, end of period (000's) ........         --             3             3           --           --
 Total Return ..............................................       6.91%         7.92%         2.33%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 115.71      $ 108.29      $ 100.40           --           --
 Net Assets (000's) ........................................   $  7,868      $  1,083      $    301           --           --
 Number of units outstanding, end of period (000's) ........         68            10             3           --           --
 Total Return ..............................................       6.85%         7.86%         0.40%          --           --

EQ/Alliance International
-------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $  92.48      $ 121.54      $ 160.04     $ 117.72     $ 107.92
 Net Assets (000's) ........................................   $  3,792      $  4,740      $  5,921     $  4,356     $  3,453
 Number of units outstanding, end of period (000's) ........         41            39            37           37           32
 Total Return ..............................................     (23.91)%      (24.06)%       35.95%        9.08%       (4.34)%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $  92.42      $ 121.48      $ 159.96     $ 117.68     $ 107.89
 Net Assets (000's) ........................................   $  5,360      $  8,382      $ 13,437     $ 10,238     $  9,171
 Number of units outstanding, end of period (000's) ........         58            69            84           87           85
 Total Return ..............................................     (23.92)%      (24.06)%       35.93%        9.07%       (4.36)%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $  94.20      $ 123.37      $ 161.88     $ 118.67     $ 108.42
 Net Assets (000's) ........................................         --      $    123      $    486     $    475     $    325
 Number of units outstanding, end of period (000's) ........         --             1             3            4            3
 Total Return ..............................................     (23.64)%      (23.79)%       36.41%        9.45%       (4.02)%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $  91.34      $ 119.50      $ 156.65     $ 114.73     $ 104.70
 Net Assets (000's) ........................................         --      $    239      $    157     $    115     $ 82,504
 Number of units outstanding, end of period (000's) ........         --             2             1            1          788
 Total Return ..............................................     (23.56)%      (23.72)%       36.54%        9.58%        4.70%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $  92.48      $ 121.54      $ 160.04     $ 117.72     $ 107.92
 Net Assets (000's) ........................................   $ 87,394      $124,943      $148,197     $114,306     $104,467
 Number of units outstanding, end of period (000's) ........        945         1,028           926          971          968
 Total Return ..............................................     (23.91)%      (24.06)%       35.95%        9.08%       (4.35)%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2001          2000         1999         1998        1997
                                                             ------------- ------------- ------------ ----------- ------------
EQ/Alliance International -- (concluded)
----------------------------------------
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  72.82      $  95.81     $  126.29     $ 93.00           --
 Net Assets (000's) ........................................   $     73      $     96     $     126          --           --
 Number of units outstanding, end of period (000's) ........          1             1             1          --           --
 Total Return ..............................................     (24.00)%      (24.13)%       35.80%      (7.00)%         --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  72.66      $  95.90     $  126.30     $  93.00          --
 Net Assets (000's) ........................................   $  3,270      $  3,452     $     379          --           --
 Number of units outstanding, end of period (000's) ........         45            36             3          --           --
 Total Return ..............................................     (24.23)%      (24.07)%       35.81%      (7.00)%         --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  76.02      $ 100.03     $  131.34          --           --
 Net Assets (000's) ........................................   $     76      $    400     $     525          --           --
 Number of units outstanding, end of period (000's) ........          1             4             4          --           --
 Total Return ..............................................     (24.00)%      (23.84)%       31.34%         --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  73.27      $  96.46     $  126.71           --          --
 Net Assets (000's) ........................................   $  3,517      $  3,183     $     127          --           --
 Number of units outstanding, end of period (000's) ........         48            33             1          --           --
 Total Return ..............................................     (24.04)%      (23.87)%       26.71%         --           --

EQ/Alliance Money Market
------------------------
Old Contracts 0.74%
 Unit value, end of period .................................   $  41.81      $  40.50     $   38.35    $  36.76     $  35.12
 Net Assets (000's) ........................................   $  3,761      $  3,929     $   4,449    $  4,301     $  4,179
 Number of units outstanding, end of period (000's) ........         90            97           116         117          119
 Total Return ..............................................       3.23%         5.61%         4.33%       4.67%        4.77%
EQUI-VEST/Momentum Series 100 and 200
Contracts 1.34%, 1.40% or 1.49%
 Unit value, end of period .................................   $  33.96      $  33.15     $   31.63    $  30.55     $  29.41
 Net Assets (000's) ........................................   $ 76,376      $ 61,095     $  62,786    $ 49,735     $ 37,674
 Number of EQUI-VEST units outstanding, end of period
  (000's) ..................................................      1,796         1,458         1,516       1,261          973
 Number of Momentum units outstanding, end of period
  (000's) ..................................................        453           385           469         367          308
 Total Return ..............................................       2.44%         4.81%         3.54%       3.88%        4.00%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 134.30      $ 131.10     $  125.06     $120.76     $ 116.21
 Net Assets (000's) ........................................   $ 29,546      $ 30,284     $  41,395     $38,885     $ 37,768
 Number of units outstanding, end of period (000's) ........        220           231           331         322          325
 Total Return ..............................................       2.44%         4.83%         3.56%       3.92%        3.99%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Alliance Money Market -- (concluded)
---------------------------------------
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 129.24     $ 125.71    $  119.50    $  114.98    $  110.26
 Net Assets (000's) ........................................         --     $    251    $     239    $   1,150    $   1,433
 Number of units outstanding, end of period (000's) ........         --            2            2           10           13
 Total Return ..............................................       2.81%        5.20%        3.93%        4.28%        4.36%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period .................................   $ 133.66     $ 130.47    $  124.47    $  120.19    $  115.66
 Net Assets (000's) ........................................   $ 52,796     $ 38,750    $  44,809    $  31,490    $  16,886
 Number of units outstanding, end of period (000's) ........        395          297          360          262          146
 Total Return ..............................................       2.45%        4.82%        3.56%        3.92%        4.00%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 112.74     $ 110.16    $  105.20     $ 101.68           --
 Net Assets (000's) ........................................         --           --           --           --           --
 Number of units outstanding, end of period (000's) ........         --           --           --           --           --
 Total Return ..............................................       2.34%        4.71%        3.46%        1.68%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 112.74     $ 110.19    $  105.21     $ 101.68           --
 Net Assets (000's) ........................................   $ 14,093     $  6,281    $   1,789           --           --
 Number of units outstanding, end of period (000's) ........        125           57           17           --           --
 Total Return ..............................................       2.31%        4.73%        3.47%        1.68%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 114.06     $ 111.13    $  105.79           --           --
 Net Assets (000's) ........................................   $    114     $    333    $     106           --           --
 Number of units outstanding, end of period (000's) ........          1            3            1           --           --
 Total Return ..............................................       2.64%        5.05%        5.79%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 109.30     $ 106.56    $  101.49           --           --
 Net Assets (000's) ........................................   $ 29,511     $ 14,812    $   4,364           --           --
 Number of units outstanding, end of period (000's) ........        270          139           43           --           --
 Total Return ..............................................       2.57%        5.00%        1.49%          --           --

EQ/Alliance Premier Growth
--------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  70.28     $  93.70    $  116.36           --           --
 Net Assets (000's) ........................................   $  3,092     $  3,842    $   1,513           --           --
 Number of units outstanding, end of period (000's) ........         44           41           13           --           --
 Total Return ..............................................     (24.99)%     (19.47)%      16.36%          --           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2001            2000           1999        1998     1997
                                                               -------------   -------------   ------------   ------   -----
EQ/Alliance Premier Growth -- (continued)
-----------------------------------------
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  70.27        $  93.68        $ 116.36     --       --
 Net Assets (000's) ........................................     $  1,757        $  2,155        $    698     --       --
 Number of units outstanding, end of period (000's) ........           25              23               6     --       --
 Total Return ..............................................       (24.99)%        (19.49)%         16.36%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  70.86        $  94.14        $ 116.51     --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (24.73)%        (19.20)%         16.51%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  71.03        $  94.27        $ 116.55     --       --
 Net Assets (000's) ........................................     $     71        $     94              --     --       --
 Number of units outstanding, end of period (000's) ........            1               1              --     --       --
 Total Return ..............................................       (24.65)%        (19.12)%         16.55%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  70.28        $  93.70        $ 116.36     --       --
 Net Assets (000's) ........................................     $195,941        $243,245        $103,211     --       --
 Number of units outstanding, end of period (000's) ........        2,788           2,596             887     --       --
 Total Return ..............................................       (24.99)%        (19.47)%         16.36%    --       --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $  70.10        $  93.56        $ 116.32     --       --
 Net Assets (000's) ........................................     $    140        $     94              --     --       --
 Number of units outstanding, end of period (000's) ........            2               1              --     --       --
 Total Return ..............................................       (25.07)%        (19.57)%         16.32%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  70.52        $  93.88        $ 116.42     --       --
 Net Assets (000's) ........................................     $ 30,888        $ 32,858        $  4,191     --       --
 Number of units outstanding, end of period (000's) ........          438             350              36     --       --
 Total Return ..............................................       (24.88)%        (19.36)%         16.42%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  70.28        $  94.27        $ 116.55     --       --
 Net Assets (000's) ........................................           --        $    566        $    117     --       --
 Number of units outstanding, end of period (000's) ........           --               6               1     --       --
 Total Return ..............................................       (25.45)%        (19.12)%         16.55%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000          1999         1998         1997
                                                             ------------- ------------- ------------- ------------ ------------
EQ/Alliance Premier Growth -- (concluded)
-----------------------------------------
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  70.94      $  94.20      $ 116.53            --           --
 Net Assets (000's) ........................................   $ 21,637      $ 22,796      $  2,447            --           --
 Number of units outstanding, end of period (000's) ........        305           242            21            --           --
 Total Return ..............................................     (24.69)%      (19.16)%       16.53%           --           --

EQ/Alliance Quality Bond
------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 147.79      $ 138.33      $ 125.76     $  130.07    $  121.30
 Net Assets (000's) ........................................   $  3,104      $  2,075      $  1,886     $   1,951    $   1,213
 Number of units outstanding, end of period (000's) ........         21            15            15            15           10
 Total Return ..............................................       6.84%        10.00%        (3.31)%        7.23%        7.68%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 155.87      $ 145.91      $ 132.67     $  137.23    $  127.99
 Net Assets (000's) ........................................   $  6,235      $  5,399      $  5,439     $   6,450    $   4,736
 Number of units outstanding, end of period (000's) ........         40            37            41            47           37
 Total Return ..............................................       6.83%         9.98%        (3.32)%        7.22%        7.67%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 145.26      $ 135.51      $ 122.77     $  126.54    $  117.60
 Net Assets (000's) ........................................         --            --            --     $     127    $     118
 Number of units outstanding, end of period (000's) ........         --            --            --             1            1
 Total Return ..............................................       7.20%        10.38%        (2.98)%        7.60%        8.05%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 147.79      $ 138.33      $ 125.76     $  130.07    $  121.30
 Net Assets (000's) ........................................   $132,863      $ 78,295      $ 78,223     $  72,449    $  34,328
 Number of units outstanding, end of period (000's) ........        899           566           622           557          283
 Total Return ..............................................       6.84%        10.00%        (3.31)%        7.23%        7.68%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 117.34      $ 109.96      $ 100.08     $ 103.62            --
 Net Assets (000's) ........................................         --            --            --            --           --
 Number of units outstanding, end of period (000's) ........         --            --            --            --           --
 Total Return ..............................................       6.72%         9.87%      (  3.42)%        3.62%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 117.42      $ 110.03      $ 100.07     $ 103.62            --
 Net Assets (000's) ........................................   $ 13,151      $  2,971      $    400            --           --
 Number of units outstanding, end of period (000's) ........        112            27             4            --           --
 Total Return ..............................................       6.72%         9.95%      (  3.43)%        3.62%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001         2000         1999          1998         1997
                                                             ------------- ------------ ------------ ------------- ------------
EQ/Alliance Quality Bond -- (concluded)
---------------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 118.44      $ 110.65     $ 100.33           --            --
 Net Assets (000's) ........................................   $    118      $    221     $    201           --            --
 Number of units outstanding, end of period (000's) ........          1             2            2           --            --
 Total Return ..............................................       7.04%        10.29%        0.33%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 117.07      $ 109.43     $  99.28           --            --
 Net Assets (000's) ........................................   $ 13,229      $  2,845     $    397           --            --
 Number of units outstanding, end of period (000's) ........        113            26            4           --            --
 Total Return ..............................................       6.98%        10.22%       (0.72)%         --            --

EQ/Alliance Small Cap Growth
----------------------------
Momentum Contracts 1.34% or 1.49% (a)
 Unit value, end of period .................................   $ 144.40      $ 168.29     $ 149.64     $ 118.57     $  125.55
 Net Assets (000's) ........................................   $  8,086      $  8,415     $  5,387     $  3,201     $     753
 Number of units outstanding, end of period (000's) ........         56            50           36           27             6
 Total Return ..............................................     (14.20)%       12.46%       26.20%     (  5.56)%        25.55%
Momentum Plus Contracts 1.35% (a)
 Unit value, end of period .................................   $ 144.34      $ 168.23     $ 149.59     $ 118.55     $  125.54
 Net Assets (000's) ........................................   $  7,217      $  8,075     $  5,086     $  4,861     $   1,004
 Number of units outstanding, end of period (000's) ........         50            48           34           41             8
 Total Return ..............................................     (14.20)%       12.46%       26.18%     (  5.57)%        25.54%
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $ 146.75      $ 170.42     $ 151.02     $ 119.25            --
 Net Assets (000's) ........................................         --            --           --           --            --
 Number of units outstanding, end of period (000's) ........         --            --           --           --            --
 Total Return ..............................................     (13.89)%       12.85%       26.64%       19.25%           --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $ 147.44      $ 171.05     $ 151.42     $ 119.45            --
 Net Assets (000's) ........................................         --      $    171     $    151     $    119            --
 Number of units outstanding, end of period (000's) ........         --             1            1            1            --
 Total Return ..............................................     (13.80)%       12.96%       26.76%       19.45%           --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 144.40      $ 168.29     $ 149.64     $ 118.57     $  125.55
 Net Assets (000's) ........................................   $287,067      $318,910     $146,049     $130,546     $  61,268
 Number of units outstanding, end of period (000's) ........      1,988         1,895          976        1,101           488
 Total Return ..............................................     (14.20)%       12.46%       26.20%       (5.56)%        25.55%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                 2001          2000         1999          1998      1997
                                                             ------------ ------------- ------------ ------------- -----
EQ/Alliance Small Cap Growth -- (concluded)
-------------------------------------------
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 105.52     $ 123.11     $  109.59     $  86.93    --
 Net Assets (000's) ........................................         --     $    246     $     110     $     87    --
 Number of units outstanding, end of period (000's) ........         --            2             1            1    --
 Total Return ..............................................     (14.29)%      12.34%        26.07%      (13.07)%  --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 105.51     $ 123.09     $  109.62      $ 86.94    --
 Net Assets (000's) ........................................   $ 17,515     $ 12,063     $     219           --    --
 Number of units outstanding, end of period (000's) ........        166           98             2           --    --
 Total Return ..............................................     (14.29)%      12.29%        26.09%      (13.06)%  --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 106.88     $ 124.31     $  110.37           --    --
 Net Assets (000's) ........................................   $    214     $  1,492     $     552           --    --
 Number of units outstanding, end of period (000's) ........          2           12             5           --    --
 Total Return ..............................................     (14.02)%      12.63%        10.37%          --    --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 126.52     $ 147.23     $  130.79           --    --
 Net Assets (000's) ........................................   $ 16,321     $  9,275     $     131           --    --
 Number of units outstanding, end of period (000's) ........        129           63             1           --    --
 Total Return ..............................................     (14.07)%      12.57%        30.79%          --    --

EQ/Alliance Technology
----------------------
Momentum Contracts 1.34% or 1.49% (h)
 Unit value, end of period .................................   $  49.27     $  66.10            --           --    --
 Net Assets (000's) ........................................   $  1,577     $  1,124            --           --    --
 Number of units outstanding, end of period (000's) ........         32           17            --           --    --
 Total Return ..............................................     (25.46)%     (33.90)%          --           --    --
Momentum Plus Contracts 1.35% (h)
 Unit value, end of period .................................   $  49.26     $  66.10            --           --    --
 Net Assets (000's) ........................................   $    690     $    661            --           --    --
 Number of units outstanding, end of period (000's) ........         14           10            --           --    --
 Total Return ..............................................     (25.48)%     (33.90)%          --           --    --
Momentum Plus Contracts 1.00% (h)
 Unit value, end of period .................................   $  49.57     $  66.26            --           --    --
 Net Assets (000's) ........................................         --           --            --           --    --
 Number of units outstanding, end of period (000's) ........         --           --            --           --    --
 Total Return ..............................................     (25.19)%     (33.74)%          --           --    --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Alliance Technology -- (concluded)
-------------------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (h)
 Unit value, end of period .................................     $  49.27        $  66.10      --       --       --
 Net Assets (000's) ........................................     $ 86,567        $ 86,789      --       --       --
 Number of units outstanding, end of period (000's) ........        1,757           1,313      --       --       --
 Total Return ..............................................       (25.46)%        (33.90)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (h)
 Unit value, end of period .................................     $  49.18        $  66.05      --       --       --
 Net Assets (000's) ........................................     $     49        $     66      --       --       --
 Number of units outstanding, end of period (000's) ........            1               1      --       --       --
 Total Return ..............................................       (25.54)%        (33.95)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (h)
 Unit value, end of period .................................     $  49.39        $  66.17      --       --       --
 Net Assets (000's) ........................................     $  9,680        $  8,470      --       --       --
 Number of units outstanding, end of period (000's) ........          196             128      --       --       --
 Total Return ..............................................       (25.36)%        (33.83)%    --       --       --
EQUI-VEST Vantage Contracts 0.90% (h)
 Unit value, end of period .................................     $  49.65        $  66.31      --       --       --
 Net Assets (000's) ........................................     $     99        $    332      --       --       --
 Number of units outstanding, end of period (000's) ........            2               5      --       --       --
 Total Return ..............................................       (25.12)%        (33.69)%    --       --       --
EQUI-VEST Express Series 700 Contracts 0.95% (h)
 Unit value, end of period .................................     $  49.61        $  66.29      --       --       --
 Net Assets (000's) ........................................     $  8,334        $  6,099      --       --       --
 Number of units outstanding, end of period (000's) ........          168              92      --       --       --
 Total Return ..............................................       (25.16)%        (33.71)%    --       --       --

EQ/AXP New Dimensions
---------------------
Momentum Contracts 1.34% or 1.49%(i)
 Unit value, end of period .................................     $  69.07        $  82.87      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.65)%        (17.13)%    --       --       --
Momentum Plus Contracts 1.35% (i)
 Unit value, end of period .................................     $  69.06        $  82.87      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.66)%        (17.13)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/AXP New Dimensions -- (concluded)
Momentum Plus Contracts 1.00% (i)
---------------------------------
 Unit value, end of period .................................     $  69.39        $  82.96      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.36)%        (17.04)%    --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................     $  69.07        $  82.87      --       --       --
 Net Assets (000's) ........................................     $  7,252        $  3,398      --       --       --
 Number of units outstanding, end of period (000's) ........          105              41      --       --       --
 Total Return ..............................................       (16.65)%        (17.13)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................     $  68.97        $  82.84      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.74)%        (17.16)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .................................     $  69.20        $  82.91      --       --       --
 Net Assets (000's) ........................................     $    969        $    166      --       --       --
 Number of units outstanding, end of period (000's) ........           14               2      --       --       --
 Total Return ..............................................       (16.54)%        (17.09)%    --       --       --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .................................     $  69.48        $  82.99      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.28)%        (17.01)%    --       --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $  69.43        $  82.97      --       --       --
 Net Assets (000's) ........................................     $    972        $    166      --       --       --
 Number of units outstanding, end of period (000's) ........           14               2      --       --       --
 Total Return ..............................................       (16.32)%        (17.03)%    --       --       --
EQ/AXP Strategy Aggressive
--------------------------
Momentum Contracts 1.34% or 1.49% (i)
 Unit value, end of period .................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.37)%        (37.88)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/AXP Strategy Aggressive -- (concluded)
Momentum Plus Contracts 1.35% (i)
---------------------------------
 Unit value, end of period .................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.37)%        (37.88)%    --       --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................     $  40.96        $  62.19      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.13)%        (37.81)%    --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ........................................     $  4,607        $  3,354      --       --       --
 Number of units outstanding, end of period (000's) ........          113              54      --       --       --
 Total Return ..............................................       (34.37)%        (37.88)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................     $  40.71        $  62.10      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.44)%        (37.90)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .................................     $  40.85        $  62.15      --       --       --
 Net Assets (000's) ........................................     $    980        $    124      --       --       --
 Number of units outstanding, end of period (000's) ........           24               2      --       --       --
 Total Return ..............................................       (34.27)%        (37.85)%    --       --       --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .................................     $  41.02        $  62.21      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.06)%        (37.79)%    --       --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $  40.99        $  62.20      --       --       --
 Net Assets (000's) ........................................     $  1,148        $    311      --       --       --
 Number of units outstanding, end of period (000's) ........           28               5      --       --       --
 Total Return ..............................................       (34.10)%        (37.80)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                       Years Ended December 31,
                                                             -----------------------------------------------------------------------
                                                                 2001            2000          1999           1998          1997
                                                             --------------- ----------------------------- -------------- ----------
EQ/Balanced (l)
EQUI-VEST/Momentum Series 100 and 200
-------------------------------------
Contracts 1.34%,1.40% or 1.49%
 Unit value, end of period ..............................    $   49.61      $    51.10     $    52.39     $    45.07     $    38.66
 Net Assets (000's) .....................................    $1,016,122     $1,080,050    $ 1,220,635     $1,142,389     $1,047,222
 Number of EQUI-VEST units outstanding, end of period
  (000's) ...............................................       19,822          20,413         22,434         24,361         26,036
 Number of Momentum units outstanding, end of period
  (000's) ...............................................          660             723            865            986          1,052
 Total Return ...........................................        (2.92)%         (2.46)%        16.24%         16.58%         13.51%
Momentum Plus Contracts 1.35%
 Unit value, end of period ..............................    $  173.76       $  179.45     $   184.34     $   158.63     $   136.14
 Net Assets (000's) .....................................    $  38,575       $  43,786     $   59,173     $   59,486     $   59,765
 Number of units outstanding, end of period (000's) .....          222             244            321            375            439
 Total Return ...........................................        (3.17)%         (2.65)%        16.21%         16.52%         13.44%
Momentum Plus Contracts 1.00%
 Unit value, end of period ..............................    $  168.25       $  173.14     $   177.22     $   151.97     $   129.97
 Net Assets (000's) .....................................           --              --     $      177     $    1,672     $    1,300
 Number of units outstanding, end of period (000's) .....           --              --              1             11             10
 Total Return ...........................................        (2.82)%         (2.30)%        16.62%         16.93%         13.85%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period ..............................    $  159.46       $  163.93     $   167.63     $   143.60     $   122.68
 Net Assets (000's) .....................................           --       $     328     $      168     $      144     $      123
 Number of units outstanding, end of period (000's) .....           --               2              1              1              1
 Total Return ...........................................        (2.73)%         (2.21)%        16.73%         17.05%         22.68%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period ..............................    $  172.66       $  178.32     $   183.18     $   157.63     $   135.29
 Net Assets (000's) .....................................    $ 230,328       $ 150,859     $  156,436     $  118,538     $   88,615
 Number of units outstanding, end of period (000's) .....        1,334             846            854            752            655
 Total Return ...........................................        (3.17)%         (2.65)%        16.21%         16.51%         13.44%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period ..............................    $  111.81       $  115.59     $   118.86     $   102.39             --
 Net Assets (000's) .....................................    $     447       $     231     $      238             --             --
 Number of units outstanding, end of period (000's) .....            4               2              2             --             --
 Total Return ...........................................        (3.27)%         (2.75)%        16.09%          2.39%            --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period ..............................    $  111.79       $  115.59     $   118.86     $   102.39             --
 Net Assets (000's) .....................................    $  32,084       $  11,675     $    1,307             --             --
 Number of units outstanding, end of period (000's) .....          287             101             11             --             --
 Total Return ...........................................        (3.27)%         (2.75)%        16.09%          2.39%            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Balanced (l) -- (concluded)
EQUI-VEST Vantage Contracts 0.90% (c)
-------------------------------------
 Unit value, end of period .................................      $ 114.50        $ 118.02      $  121.00     --       --
 Net Assets (000's) ........................................      $  2,519        $  7,789      $   7,865     --       --
 Number of units outstanding, end of period (000's) ........            22              66             65     --       --
 Total Return ..............................................         (2.98)%         (9.46)%        21.00%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................      $ 102.76        $ 105.98      $  108.71     --       --
 Net Assets (000's) ........................................      $ 13,975        $  3,603      $     217     --       --
 Number of units outstanding, end of period (000's) ........           136              34              2     --       --
 Total Return ..............................................         (3.04)%         (2.51)%         8.71%    --       --
EQ/Bernstein Diversified Value (m)
----------------------------------
Momentum Contracts 1.35% or 1.49% (d)
 Unit value, end of period .................................      $  94.39           95.93             --     --       --
 Net Assets (000's) ........................................      $  1,793              --             --     --       --
 Number of units outstanding, end of period (000's) ........            19              --             --     --       --
 Total Return ..............................................         (2.36)%         (4.07)%           --     --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................      $  94.36           95.93             --     --       --
 Net Assets (000's) ........................................            --              --             --     --       --
 Number of units outstanding, end of period (000's) ........            --              --             --     --       --
 Total Return ..............................................         (2.37)%         (4.07)%           --     --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................      $  95.16              --             --     --       --
 Net Assets (000's) ........................................            --              --             --     --       --
 Number of units outstanding, end of period (000's) ........            --              --             --     --       --
 Total Return ..............................................         (2.16)%            --             --     --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................      $  94.39              --             --     --       --
 Net Assets (000's) ........................................      $145,738              --             --     --       --
 Number of units outstanding, end of period (000's) ........         1,544              --             --     --       --
 Total Return ..............................................         (2.36)%            --             --     --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................      $ 100.70              --             --     --       --
 Net Assets (000's) ........................................      $    101              --             --     --       --
 Number of units outstanding, end of period (000's) ........             1              --             --     --       --
 Total Return ..............................................         (2.43)%            --             --     --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                   2001           2000           1999        1998     1997
                                                               ------------   ------------   ------------   ------   -----
EQ/Bernstein Diversified Value (m) -- (concluded)
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
------------------------------------------------
 Unit value, end of period .................................     $  94.71             --             --     --       --
 Net Assets (000's) ........................................     $  6,723             --             --     --       --
 Number of units outstanding, end of period (000's) ........           71             --             --     --       --
 Total Return ..............................................       ( 2.27)%           --             --     --       --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .................................     $  95.39             --             --     --       --
 Net Assets (000's) ........................................     $     95             --             --     --       --
 Number of units outstanding, end of period (000's) ........            1             --             --     --       --
 Total Return ..............................................       ( 2.09)%           --             --     --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $ 101.04             --             --     --       --
 Net Assets (000's) ........................................     $  4,547             --             --     --       --
 Number of units outstanding, end of period (000's) ........           45             --             --     --       --
 Total Return ..............................................       ( 2.13)%           --             --     --       --
EQ/Calvert Socially Responsible
-------------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................     $  86.73       $ 103.06      $  107.58    --        --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.85)%      (  4.20)%         7.58%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  86.71       $ 103.04      $  107.57     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.85)%      (  4.21)%         7.57%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  87.44       $ 103.54      $  107.72     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.55)%      (  3.88)%         7.72%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  87.65       $ 103.69      $ 107.76      --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.47)%      (  3.78)%         7.76%    --       --


----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Calvert Socially Responsible -- (concluded)
EQUI-VEST Series 100 through 400 Contracts 1.34%,
-------------------------------------------------
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  86.73        $ 103.06      $  107.58     --       --
 Net Assets (000's) ........................................     $  2,862        $  1,546      $     430     --       --
 Number of units outstanding, end of period (000's) ........           33              15              4     --       --
 Total Return ..............................................       (15.85)%         (4.20)%         7.58%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  87.02        $ 103.26      $  107.64     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (15.73)%         (4.07)%         7.64%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  87.65        $ 103.69      $  107.76     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (15.47)%         (3.78)%         7.76%    --       --
EQ/Capital Guardian International
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $  80.71        $ 103.41      $  129.55     --       --
 Net Assets (000's) ........................................     $     81              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       (21.95)%        (20.18)%        29.55%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  80.69        $ 103.40      $  129.55     --       --
 Net Assets (000's) ........................................     $     81              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       (21.96)%        (20.19)%        29.55%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  81.37        $ 103.89      $  129.71     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (21.68)%        (19.91)%        29.71%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Capital Guardian International -- (concluded)
Momentum Plus Contracts 0.90% (d)
---------------------------------
 Unit value, end of period .................................     $  81.56        $ 104.07      $  129.76     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (21.63)%        (19.80)%        29.76%    --       --
EQ/Capital Guardian Research
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $ 107.86        $ 111.59      $  106.78     --       --
 Net Assets (000's) ........................................     $    216        $    112             --     --       --
 Number of units outstanding, end of period (000's) ........            2               1             --     --       --
 Total Return ..............................................        (3.34)%          4.50%          6.78%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $ 107.84        $ 111.57      $  106.78     --       --
 Net Assets (000's) ........................................           --        $    112             --     --       --
 Number of units outstanding, end of period (000's) ........           --               1             --     --       --
 Total Return ..............................................        (3.34)%          4.49%          6.78%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $ 108.75        $ 112.11      $  106.92     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        (3.00)%          4.85%          6.92%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $ 109.00        $ 112.26      $  106.96     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        (2.90)%          4.96%          6.96%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $ 107.86        $ 111.59      $  106.78     --       --
 Net Assets (000's) ........................................     $ 10,247        $  4,910      $     854     --       --
 Number of units outstanding, end of period (000's) ........           95              44              8     --       --
 Total Return ..............................................        (3.34)%          4.50%          6.78%    --       --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $ 107.58        $ 111.42      $  106.74     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        (3.45)%          4.38%          6.74%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                   2001           2000           1999        1998     1997
                                                               ------------   ------------   ------------   ------   -----
EQ/Capital Guardian Research -- (concluded)
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
------------------------------------------------
 Unit value, end of period .................................     $ 108.22      $  111.80      $  106.84     --       --
 Net Assets (000's) ........................................     $  3,355      $   1,006      $     107     --       --
 Number of units outstanding, end of period (000's) ........           31              9              1     --       --
 Total Return ..............................................        (3.20)%         4.64%          6.84%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $ 109.00      $  112.26       $ 106.96     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (2.90)%         4.96%          6.96%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................     $ 108.87      $  112.19       $ 106.94     --       --
 Net Assets (000's) ........................................     $    980      $     449             --     --       --
 Number of units outstanding, end of period (000's) ........            9              4             --     --       --
 Total Return ..............................................        (2.96)%         4.91%          6.94%    --       --
EQ/Capital Guardian U.S. Equity
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $ 100.43      $  103.88       $ 101.64     --       --
 Net Assets (000's) ........................................     $    100             --             --     --       --
 Number of units outstanding, end of period (000's) ........            1             --             --     --       --
 Total Return ..............................................        (3.32)%         2.20%          1.64%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $ 100.40      $  103.87       $ 101.64     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (3.34)%         2.19%          1.64%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $ 101.49      $  104.37       $ 101.77     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (2.76)%         2.55%          1.77%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $ 101.25      $  104.51       $ 101.81     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (3.12)%         2.65%          1.81%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                 2001          2000         1999          1998      1997
                                                             ------------ ------------- ------------ ------------- -----
EQ/Capital Guardian U.S. Equity -- (concluded)
EQUI-VEST Series 100 through 400 Contracts 1.34%,
-------------------------------------------------
1.40% or 1.49% (d)
 Unit value, end of period .................................   $ 100.43     $ 103.88     $  101.64           --    --
 Net Assets (000's) ........................................   $  9,641     $  3,532     $   1,321           --    --
 Number of units outstanding, end of period (000's) ........         96           34            13           --    --
 Total Return ..............................................      (3.32)%       2.20%         1.64%          --    --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................   $ 100.16     $ 103.72     $  101.60           --    --
 Net Assets (000's) ........................................         --           --            --           --    --
 Number of units outstanding, end of period (000's) ........         --           --            --           --    --
 Total Return ..............................................      (3.43)%       2.09%         1.60%          --    --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................   $ 100.76     $ 104.08     $  101.69           --    --
 Net Assets (000's) ........................................   $  2,116     $  1,145     $     102           --    --
 Number of units outstanding, end of period (000's) ........         21           11             1           --    --
 Total Return ..............................................      (3.19)%       2.35%         1.69%          --    --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................   $ 101.25     $ 104.51     $  101.79           --    --
 Net Assets (000's) ........................................         --           --            --           --    --
 Number of units outstanding, end of period (000's) ........         --           --            --           --    --
 Total Return ..............................................      (3.12)%       2.67%         1.79%          --    --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 101.37     $ 104.44     $  101.79           --    --
 Net Assets (000's) ........................................   $    912     $    313            --           --    --
 Number of units outstanding, end of period (000's) ........          9            3            --           --    --
 Total Return ..............................................      (2.94)%       2.60%         1.79%          --    --
EQ/Emerging Markets Equity
Momentum Contracts 1.34% or 1.49% (b)
-------------------------------------
 Unit value, end of period .................................   $  61.12     $  65.32     $  110.43     $  57.18    --
 Net Assets (000's) ........................................   $  1,222     $  1,110     $     663           --    --
 Number of units outstanding, end of period (000's) ........         20           17             6           --    --
 Total Return ..............................................      (6.43)%     (40.85)%       93.13%      (42.82)%  --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  92.15     $  98.49     $  166.52     $  86.23    --
 Net Assets (000's) ........................................   $  1,474     $  1,674     $   1,832     $     86    --
 Number of units outstanding, end of period (000's) ........         16           17            11            1    --
 Total Return ..............................................      (6.44)%     (40.85)%       93.11%      (13.77)%  --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000         1999          1998          1997
                                                             ------------ ------------- ------------ ------------- -------------
EQ/Emerging Markets Equity -- (concluded)
-----------------------------------------
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $ 93.29      $  99.36     $  167.39      $ 86.38            --
 Net Assets (000's) ........................................        --            --            --           --            --
 Number of units outstanding, end of period (000's) ........        --            --            --           --            --
 Total Return ..............................................     (6.11)%      (40.64)%       93.78%        8.78%           --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $ 93.62      $  99.61     $  167.64      $ 86.42            --
 Net Assets (000's) ........................................        --            --            --           --            --
 Number of units outstanding, end of period (000's) ........        --            --            --           --            --
 Total Return ..............................................     (6.01)%      (40.58)%       93.98%      (13.58)%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (f)
 Unit value, end of period .................................   $ 61.12      $  65.32     $  110.43      $ 57.18      $  79.41
 Net Assets (000's) ........................................   $51,952      $ 60,486     $  65,154     $ 12,408      $  8,656
 Number of units outstanding, end of period (000's) ........       850           926           590          217           109
 Total Return ..............................................     (6.43)%      (40.85)%       93.13%      (42.82)%      (20.59)%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 86.72      $  92.78     $  157.03      $ 81.40            --
 Net Assets (000's) ........................................   $    87      $     93            --           --            --
 Number of units outstanding, end of period (000's) ........         1             1            --           --            --
 Total Return ..............................................     (6.53)%      (40.92)%       92.91%      (18.60)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 87.48      $  93.36     $  157.61      $  81.49           --
 Net Assets (000's) ........................................   $ 3,849      $  3,921     $     788           --            --
 Number of units outstanding, end of period (000's) ........        44            42             5           --            --
 Total Return ..............................................     (6.30)%      (40.77)%       93.41%      (18.51)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $111.05      $ 118.14     $  198.84           --            --
 Net Assets (000's) ........................................        --      $    236     $     398           --            --
 Number of units outstanding, end of period (000's) ........        --             2             2           --            --
 Total Return ..............................................     (6.00)%      (40.59)%       98.84%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 82.40      $  87.72     $  147.71           --            --
 Net Assets (000's) ........................................   $ 2,884      $  2,456     $     148           --            --
 Number of units outstanding, end of period (000's) ........        35            28             1           --            --
 Total Return ..............................................     (6.06)%      (40.61)%       47.71%          --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                   Years Ended December 31,
                                                         ------------------------------- -----------------------------------------
                                                               2001            2000           1999           1998          1997
                                                         --------------- --------------- -------------- -------------- -----------
EQ/Equity 500 Index (k)
-----------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period ..............................$   249.66       $   287.40      $   322.15     $   271.24     $  214.66
 Net Assets (000's) .....................................$   37,699       $   46,846      $   55,410     $   36,617     $  20,178
 Number of units outstanding, end of period (000's) .....      151               163             172            135            94
 Total Return ...........................................    (13.13)%         (10.79)%         18.77%         26.36%        30.79%
Momentum Plus Contracts 1.35%
 Unit value, end of period ..............................$   249.47       $   287.20      $   321.97     $   271.11     $  214.58
 Net Assets (000's) .....................................$   50,642       $   72,662      $   97,879     $   76,724     $  49,568
 Number of units outstanding, end of period (000's) .....       203              253             304            283           231
 Total Return ...........................................    (13.14)%         (10.80)%          18.76%        26.34%        30.78%
Momentum Plus Contracts 1.00%
 Unit value, end of period ..............................$   200.73       $   230.27      $   257.24     $   215.84     $  170.23
 Net Assets (000's) .....................................        --       $      461      $    1,286     $    2,374     $     851
 Number of units outstanding, end of period (000's) .....        --                2               5             11             5
 Total Return ...........................................    (12.83)%         (10.48)%         19.18%         26.79%        21.85%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period ..............................$   177.65       $   203.59      $   227.20     $   190.44     $   50.05
 Net Assets (000's) .....................................        --       $    1,018      $    1,136     $      762     $     450
 Number of units outstanding, end of period (000's) .....        --                5               5              4             3
 Total Return ...........................................    (12.74)%         (10.39)%         19.30%         26.92%        50.05%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period ..............................$    249.66      $   287.40      $   322.15     $   271.24     $  214.66
 Net Assets (000's) .....................................$ 1,019,362      $1,249,040      $1,475,125     $1,032,068     $ 576,577
 Number of units outstanding, end of period (000's) .....      4,083           4,346           4,579          3,805         2,686
 Total Return ...........................................     (13.13)%        (10.79)%         18.77%         26.36%        30.79%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period ..............................$     95.12      $   109.62      $   123.01     $   103.68            --
 Net Assets (000's) .....................................$     1,046      $    1,096      $    1,107     $      207            --
 Number of units outstanding, end of period (000's) .....         11              10               9              2            --
 Total Return ...........................................     (13.23)%        (10.89)%         18.64%          3.68%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period ..............................$     95.13      $   109.63      $   123.02      $  103.69            --
 Net Assets (000's) .....................................$    34,913      $   28,285      $    6,151             --            --
 Number of units outstanding, end of period (000's) .....        367             258              50             --            --
 Total Return ...........................................     (13.23)%        (10.88)%         18.64%          3.69%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ Equity 500 Index (k) -- (concluded)
--------------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................     $  97.75        $ 112.30      $ 125.64      --       --
 Net Assets (000's) ........................................     $    684        $  6,177      $   6,659     --       --
 Number of units outstanding, end of period (000's) ........            7              55             53     --       --
 Total Return ..............................................       (12.96)%       ( 10.62)%        25.64%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (c)
 Unit value, end of period .................................     $  82.52        $  94.85      $ 106.17      --       --
 Net Assets (000's) ........................................     $ 11,470        $  7,398      $     956     --       --
 Number of units outstanding, end of period (000's) ........          139              78              9     --       --
 Total Return ..............................................       (13.00)%       ( 10.66)%         6.17%    --       --

EQ/Evergreen Omega
------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................     $  76.01        $  92.84      $ 106.57      --       --
 Net Assets (000's) ........................................     $     76              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       (18.13)%       ( 12.88)%         6.57%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  75.99        $  92.82      $ 106.57      --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (18.13)%       ( 12.90)%         6.57%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  76.63        $  93.27      $ 106.71      --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (17.84)%       ( 12.59)%         6.71%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  76.82        $  93.40      $ 106.75      --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (17.75)%       ( 12.51)%         6.75%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  76.01        $  92.84      $ 106.57      --       --
 Net Assets (000's) ........................................     $  2,508        $  1,671      $     533     --       --
 Number of units outstanding, end of period (000's) ........           33              18              5     --       --
 Total Return ..............................................       (18.13)%       ( 12.88)%         6.57%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2001            2000           1999        1998     1997
                                                               -------------   -------------   ------------   ------   -----
EQ/Evergreen Omega -- (concluded)
---------------------------------
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $  75.81        $  93.33       $ 106.53      --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (18.77)%       ( 12.39)%          6.53%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  76.26        $  93.02       $ 106.63      --       --
 Net Assets (000's) ........................................     $    763        $    279              --     --       --
 Number of units outstanding, end of period (000's) ........           10               3              --     --       --
 Total Return ..............................................       (18.02)%       ( 12.76)%          6.63%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  76.81        $  93.40       $ 106.75      --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (17.76)%       ( 12.51)%          6.75%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................     $  76.72        $  93.34       $ 106.73      --       --
 Net Assets (000's) ........................................     $    230        $     93              --     --       --
 Number of units outstanding, end of period (000's) ........            3               1              --     --       --
 Total Return ..............................................       (17.81)%       ( 12.55)%          6.73%    --       --
EQ/FI Mid Cap
-------------
Momentum Contracts 1.34% or 1.49% (i)
 Unit value, end of period .................................     $  85.41        $  99.98              --     --       --
 Net Assets (000's) ........................................     $    171        $    100              --     --       --
 Number of units outstanding, end of period (000's) ........            2               1              --     --       --
 Total Return ..............................................       (14.57)%       (  0.02)%            --     --       --
Momentum Plus Contracts 1.35% (i)
 Unit value, end of period .................................     $  85.40        $  99.98              --     --       --
 Net Assets (000's) ........................................     $     85              --              --     --       --
 Number of units outstanding, end of period (000's) ........            1              --              --     --       --
 Total Return ..............................................       (14.58)%       (  0.02)%            --     --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................     $  85.80        $ 100.09              --     --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (14.20)%          0.09%             --     --       --
Momentum Plus Contracts 0.90%
 Unit value, end of period .................................     $  85.92              --              --     --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (14.56)%            --              --     --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2001           2000          1999           1998        1997
                                                               -------------   -----------   ------------   ------------   -----
EQ/FI Mid Cap -- (concluded)
----------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .. ..............................     $  85.41        $ 99.98             --             --     --
 Net Assets (000's) ........................................     $ 35,872        $ 8,598             --             --     --
 Number of units outstanding, end of period (000's) ........          420             86             --             --     --
 Total Return ..............................................       (14.57)%        (0.02)%           --             --     --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .. ..............................     $  85.28       $  99.95             --             --     --
 Net Assets (000's) ........................................     $  1,109             --             --             --     --
 Number of units outstanding, end of period (000's) ........           13             --             --             --     --
 Total Return ..............................................       (14.68)%        (0.05)%           --             --     --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .. ..............................     $  85.57       $ 100.02             --             --     --
 Net Assets (000's) ........................................     $  9,070       $    900             --             --     --
 Number of units outstanding, end of period (000's) ........          106              9             --             --     --
 Total Return ..............................................       (14.45)%         0.02%            --             --     --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .. ..............................     $  85.92       $ 100.13             --             --     --
 Net Assets (000's) ........................................           --             --             --             --     --
 Number of units outstanding, end of period (000's) ........           --             --             --             --     --
 Total Return ..............................................       (14.19)%         0.13%            --             --     --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .. ..............................     $  85.86       $ 100.11             --             --     --
 Net Assets (000's) ........................................     $  6,611       $    701             --             --     --
 Number of units outstanding, end of period (000's) ........           77              7             --             --     --
 Total Return ..............................................       (14.23)%         0.11%            --             --     --
EQ/FI Small/Mid Cap Value
Momentum Contracts 1.34% or 1.49% (b)
-------------------------------------
 Unit value, end of period .. ..............................     $ 112.05       $ 109.21      $  105.28       $ 104.82     --
 Net Assets (000's) ........................................     $  1,905       $    546      $     316             --     --
 Number of units outstanding, end of period (000's) ........           17              5              3             --     --
 Total Return ..............................................         2.60%          3.73%          0.44%          4.82%    --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .. ..............................     $  88.78       $  86.54      $   83.43       $  83.08     --
 Net Assets (000's) ........................................     $  2,042       $    952      $     584       $    166     --
 Number of units outstanding, end of period (000's) ........           23             11              7              2     --
 Total Return ..............................................         2.59%          3.73%          0.42%       ( 16.92)%   --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                    FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000          1999          1998         1997
                                                             ------------ ------------- ------------- ------------- ------------
EQ/FI Small/Mid Cap Value -- (concluded)
----------------------------------------
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  89.88     $  87.29      $  83.87      $  83.22            --
 Net Assets (000's) ........................................         --           --            --            --            --
 Number of units outstanding, end of period (000's) ........         --           --            --            --            --
 Total Return ..............................................       2.97%        4.08%         0.78%       (16.78)%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  90.19     $  87.52      $  83.99      $  83.26            --
 Net Assets (000's) ........................................         --           --            --            --            --
 Number of units outstanding, end of period (000's) ........         --           --            --            --            --
 Total Return ..............................................       3.05%        4.20%         0.88%       (16.74)%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 112.05     $ 109.21      $ 105.28      $ 104.82     $  118.06
 Net Assets (000's) ........................................   $138,718     $ 68,584      $ 75,907      $ 90,040     $  68,121
 Number of units outstanding, end of period (000's) ........      1,238          628           721           859           577
 Total Return ..............................................       2.60%        3.73%         0.44%       (11.21)%       18.06%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  88.20     $  86.06      $  83.05      $  82.78            --
 Net Assets (000's) ........................................   $     88     $     86      $     83            --            --
 Number of units outstanding, end of period (000's) ........          1            1             1            --            --
 Total Return ..............................................       2.49%        3.62%         0.33%       (17.22)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  88.97     $  86.60      $  83.36      $  82.88            --
 Net Assets (000's) ........................................   $ 11,210     $  1,212      $     83            --            --
 Number of units outstanding, end of period (000's) ........        126           14             1            --            --
 Total Return ..............................................       2.74%        3.89%         0.58%       (17.12)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 111.62     $ 108.31      $ 103.94            --            --
 Net Assets (000's) ........................................   $    112     $    325      $    312            --            --
 Number of units outstanding, end of period (000's) ........          1            3             3            --            --
 Total Return ..............................................       3.06%        4.20%         3.94%           --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 113.81     $ 110.49      $ 106.09            --            --
 Net Assets (000's) ........................................   $ 11,950     $  1,436      $    106            --            --
 Number of units outstanding, end of period (000's) ........        105           13             1            --            --
 Total Return ..............................................       3.00%        4.15%         6.09%           --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Janus Large Cap Growth
-------------------------
Momentum Contracts 1.34% or 1.49% (i)
 Unit value, end of period .................................     $  63.80        $  83.95      --       --       --
 Net Assets (000's) ........................................     $    319              --      --       --       --
 Number of units outstanding, end of period (000's) ........            5              --      --       --       --
 Total Return ..............................................       (24.00)%        (16.05)%    --       --       --
Momentum Plus Contracts 1.35% (i)
 Unit value, end of period .................................     $  63.79        $  83.94      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (24.01)%        (16.06)%    --       --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................     $  64.09        $  84.04      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (23.73)%        (15.96)%    --       --       --
Momentum Plus Contracts 0.90% (i)
 Unit value, end of period .................................     $  64.18        $  84.04      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (23.63)%         15.96%     --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................     $  63.80        $  83.95      --       --       --
 Net Assets (000's) ........................................     $ 29,603        $ 13,852      --       --       --
 Number of units outstanding, end of period (000's) ........          464             165      --       --       --
 Total Return ..............................................       (24.00)%        (16.05)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................     $  63.71        $  83.92      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (24.08)%        (16.08)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .................................     $  63.92        $  83.99      --       --       --
 Net Assets (000's) ........................................     $  7,606        $  1,008      --       --       --
 Number of units outstanding, end of period (000's) ........          119              12      --       --       --
 Total Return ..............................................       (23.90)%        (16.01)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001            2000           1999       1998     1997
                                                               -------------   -------------   -----------   ------   -----
EQ/Janus Large Cap Growth -- (concluded)
EQUI-VEST Vantage Contracts 0.90% (i)
-------------------------------------
 Unit value, end of period .................................     $  64.18        $  84.07             --     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (23.66)%        (15.93)%           --     --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $  64.14        $  84.05             --     --       --
 Net Assets (000's) ........................................     $  5,259        $  1,009             --     --       --
 Number of units outstanding, end of period (000's) ........           82              12             --     --       --
 Total Return ..............................................       (23.69)%        (15.95)%           --     --       --
EQ/Lazard Small Cap Value
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $ 132.22        $ 113.83        $ 97.34     --       --
 Net Assets (000's) ........................................     $    397        $    114             --     --       --
 Number of units outstanding, end of period (000's) ........            3               1             --     --       --
 Total Return ..............................................        16.16%          16.94%         (2.66)%   --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $ 132.19        $ 113.81        $ 97.34     --       --
 Net Assets (000's) ........................................     $    397              --             --     --       --
 Number of units outstanding, end of period (000's) ........            3              --             --     --       --
 Total Return ..............................................        16.15%          16.92%         (2.66)%   --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $ 133.30        $ 114.36        $ 97.47     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        16.56%          17.33%         (2.53)%   --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $ 133.62        $ 114.52        $ 97.50     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        16.68%          17.46%         (2.50)%   --       --
EQ/Marsico Focus
----------------
Momentum Contracts 1.34% or 1.49% (j)
 Unit value, end of period .................................     $ 105.94              --             --     --       --
 Net Assets (000's) ........................................     $  1,377              --             --     --       --
 Number of units outstanding, end of period (000's) ........           13              --             --     --       --
 Total Return ..............................................         5.94%             --             --     --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2001        2000     1999     1998     1997
                                                               ------------   ------   ------   ------   -----
EQ/Marsico Focus -- (continued)
Momentum Plus Contracts 1.35% (j)
---------------------------------
 Unit value, end of period .................................     $ 105.90     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --
Momentum Plus Contracts 1.00% (j)
 Unit value, end of period .................................     $ 105.99     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.99%    --       --       --       --
Momentum Plus Contracts 0.90% (j)
 Unit value, end of period .................................     $ 106.02     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         6.02%    --       --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (j)
 Unit value, end of period .................................     $ 105.89     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%
EQUI-VEST Series 500 Contracts 1.45% (j)
 Unit value, end of period .................................     $ 105.94     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (j)
 Unit value, end of period .................................     $ 105.94     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --
EQUI-VEST Vantage Contracts 0.90% (j)
 Unit value, end of period .................................     $ 105.94     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                 2001         2000         1999          1998         1997
                                                             ------------ ------------ ------------ ------------- ------------
EQ/Marsico Focus -- (concluded)
-------------------------------
EQUI-VEST Express Series 700 Contracts 0.95% (j)
 Unit value, end of period .................................   $ 106.00           --           --           --            --
 Net Assets (000's) ........................................   $    106           --           --           --            --
 Number of units outstanding, end of period (000's) ........          1           --           --           --            --
 Total Return ..............................................       6.00%          --           --           --            --
EQ/Mercury Basic Value Equity
-----------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 172.07     $ 165.28    $  149.82     $ 127.67            --
 Net Assets (000's) ........................................   $  2,581     $  1,488    $     899     $    383            --
 Number of units outstanding, end of period (000's) ........         15            9            6            3            --
 Total Return ..............................................       4.11%       10.32%       17.35%       27.67%           --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $ 132.83     $ 127.60    $  115.67     $  98.58            --
 Net Assets (000's) ........................................   $  3,586     $  2,297    $   1,619     $    197            --
 Number of units outstanding, end of period (000's) ........         27           18           14            2            --
 Total Return ..............................................       4.10%       10.31%       17.34%       (1.42)%          --
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $ 134.48     $ 128.72    $  116.28     $  98.75            --
 Net Assets (000's) ........................................         --           --           --           --            --
 Number of units outstanding, end of period (000's) ........         --           --           --           --            --
 Total Return ..............................................       4.47%       10.70%       17.75%     ( 14.85)%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $ 134.95     $ 129.04    $  116.45     $  98.80            --
 Net Assets (000's) ........................................         --           --           --           --            --
 Number of units outstanding, end of period (000's) ........         --           --           --           --            --
 Total Return ..............................................       4.58%       10.81%       17.86%       (1.20)%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 172.07     $ 165.27    $  149.82     $ 127.67     $  115.97
 Net Assets (000's) ........................................   $179,641     $104,781    $  92,439     $ 56,685     $  16,816
 Number of units outstanding, end of period (000's) ........      1,044          634          617          444           145
 Total Return ..............................................       4.11%       10.31%       17.35%       27.67%        15.97%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 131.37     $ 126.32    $  114.64      $ 97.80            --
 Net Assets (000's) ........................................   $    263     $    126    $     115           --            --
 Number of units outstanding, end of period (000's) ........          2            1            1           --            --
 Total Return ..............................................       4.00%       10.19%       17.22%       (2.20)%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/Mercury Basic Value Equity -- (concluded)
--------------------------------------------
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 132.52      $ 127.11      $ 115.06     $  97.91            --
 Net Assets (000's) ........................................   $ 15,770      $  5,212      $    805           --            --
 Number of units outstanding, end of period (000's) ........        119            41             7           --            --
 Total Return ..............................................       4.26%        10.47%        17.52%       (2.09)%          --
EQUI-VEST Vantage Contracts 0.90% (e)
 Unit value, end of period .................................   $ 131.84      $ 126.07      $ 113.77           --            --
 Net Assets (000's) ........................................   $    132      $    252      $    114           --            --
 Number of units outstanding, end of period (000's) ........          1             2             1           --            --
 Total Return ..............................................       4.58%        10.81%        13.77%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 112.55      $ 107.68      $  97.22           --            --
 Net Assets (000's) ........................................   $  9,904      $  3,338      $    486           --            --
 Number of units outstanding, end of period (000's) ........         88            31             5           --            --
 Total Return ..............................................       4.52%        10.76%      (  2.78)%         --            --
EQ/MFS Emerging Growth Companies
--------------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 143.76      $ 220.97      $ 275.93     $ 161.04            --
 Net Assets (000's) ........................................   $  9,488      $ 13,037      $  9,106     $    805            --
 Number of units outstanding, end of period (000's) ........         66            59            33            5            --
 Total Return ..............................................     (34.94)%      (19.92)%       71.34%       61.04%           --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  96.14      $ 147.79      $ 184.57     $ 107.73            --
 Net Assets (000's) ........................................   $ 13,460      $ 20,986      $ 16,058     $    754            --
 Number of units outstanding, end of period (000's) ........        140           142            87            7            --
 Total Return ..............................................     (34.95)%      (19.93)%       71.33%        7.73%           --
Momentum Plus Contracts 1.00% (a)
 Unit value, end of period .................................   $  97.34      $ 149.09      $ 185.54     $ 107.91     $  121.34
 Net Assets (000's) ........................................         --      $    149      $    186           --     $  31,063
 Number of units outstanding, end of period (000's) ........         --             1             1           --           256
 Total Return ..............................................     (34.71)%      (19.65)%       71.94%      (11.07)%       21.34%
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  97.68      $ 149.46      $ 185.82     $ 107.96            --
 Net Assets (000's) ........................................         --      $    149            --           --            --
 Number of units outstanding, end of period (000's) ........         --             1            --           --            --
 Total Return ..............................................     (34.64)%      (19.57)%       72.12%        7.96%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                  2001          2000         1999         1998      1997
                                                             ------------- ------------- ------------ ------------ -----
EQ/MFS Emerging Growth Companies -- (concluded)
-----------------------------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (b)
 Unit value, end of period .................................   $ 143.76      $ 220.97      $ 275.93     $ 161.04   --
 Net Assets (000's) ........................................   $491,947      $822,008      $669,682     $175,534   --
 Number of units outstanding, end of period (000's) ........      3,422         3,720         2,427        1,090   --
 Total Return ..............................................     (34.94)%      (19.92)%       71.34%       61.04%  --
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  92.01      $ 141.58      $ 177.00     $ 103.41   --
 Net Assets (000's) ........................................   $    828      $  1,274      $  1,062     $    103   --
 Number of units outstanding, end of period (000's) ........          9             9             6            1   --
 Total Return ..............................................     (35.01)%      (20.01)%       71.16%        3.41%  --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  92.82      $ 142.46      $ 177.65     $ 103.53   --
 Net Assets (000's) ........................................   $ 29,331      $ 41,028      $  6,395           --   --
 Number of units outstanding, end of period (000's) ........        316           288            36           --   --
 Total Return ..............................................     (34.84)%      (19.81)%       71.59%        3.53%  --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  87.46      $ 133.82      $ 166.37           --   --
 Net Assets (000's) ........................................   $    262      $  2,275      $  1,165           --   --
 Number of units outstanding, end of period (000's) ........          3            17             7           --   --
 Total Return ..............................................     (34.64)%      (19.56)%       66.37%          --   --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  82.81      $ 126.78      $ 157.69           --   --
 Net Assets (000's) ........................................   $ 16,893      $ 22,947      $  2,681           --   --
 Number of units outstanding, end of period (000's) ........        204           181            17           --   --
 Total Return ..............................................     (34.68)%      (19.60)%       57.69%          --   --
EQ/MFS Investors Trust
----------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  84.85      $ 102.37      $ 104.48           --   --
 Net Assets (000's) ........................................   $     85      $    102            --           --   --
 Number of units outstanding, end of period (000's) ........          1             1            --           --   --
 Total Return ..............................................     (17.11)%       (2.02)%        4.48%          --   --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................   $  84.83      $ 102.36      $ 104.48           --   --
 Net Assets (000's) ........................................         --      $    102            --           --   --
 Number of units outstanding, end of period (000's) ........         --             1            --           --   --
 Total Return ..............................................     (17.13)%       (2.03)%        4.48%          --   --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/MFS Investors Trust -- (concluded)
-------------------------------------
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  85.55        $ 102.85      $  104.61     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (16.82)%         (1.68)%         4.61%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  85.75        $ 102.99      $  104.65     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (16.74)%         (1.59)%         4.65%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  84.85        $ 102.37      $  104.48     --       --
 Net Assets (000's) ........................................     $  7,382        $  6,961      $   1,881     --       --
 Number of units outstanding, end of period (000's) ........           87              68             18     --       --
 Total Return ..............................................       (17.11)%         (2.02)%         4.48%    --       --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $  84.63        $ 102.22      $  104.44     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (17.21)%         (2.13)%         4.44%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  85.14        $ 102.57      $  104.53     --       --
 Net Assets (000's) ........................................     $  1,788        $  1,744      $     209     --       --
 Number of units outstanding, end of period (000's) ........           21              17              2     --       --
 Total Return ..............................................       (16.99)%         (1.88)%         4.53%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  85.75        $ 102.99      $  104.65     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (16.74)%         (1.59)%         4.65%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................     $  85.65        $ 102.92      $  104.63     --       --
 Net Assets (000's) ........................................     $  1,456              --             --     --       --
 Number of units outstanding, end of period (000's) ........           17              12              1     --       --
 Total Return ..............................................       (16.78)%         (1.63)%         4.63%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/MFS Research
---------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 123.32      $ 159.89      $ 171.06     $ 140.83            --
 Net Assets (000's) ........................................   $  1,726      $  1,759      $  1,368     $    563            --
 Number of units outstanding, end of period (000's) ........         14            11             8            4            --
 Total Return ..............................................     (22.87)%       (6.53)%       21.47%       40.83%           --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  88.21      $ 114.37      $ 122.37     $ 100.75            --
 Net Assets (000's) ........................................   $  2,999      $  4,003      $  3,182     $    302            --
 Number of units outstanding, end of period (000's) ........         34            35            26            3            --
 Total Return ..............................................     (22.87)%       (6.54)%       21.46%        0.75%           --
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  89.30      $ 115.38      $ 123.01     $ 100.92            --
 Net Assets (000's) ........................................         --            --            --           --            --
 Number of units outstanding, end of period (000's) ........         --            --            --           --            --
 Total Return ..............................................     (22.60)%       (6.20)%       21.89%      (12.25)%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  89.61      $ 115.66      $ 123.19     $ 100.97            --
 Net Assets (000's) ........................................         --            --            --           --            --
 Number of units outstanding, end of period (000's) ........         --            --            --           --            --
 Total Return ..............................................     (22.52)%       (6.11)%       22.01%        0.97%           --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 123.32      $ 159.89      $ 171.06     $ 140.83     $  115.01
 Net Assets (000's) ........................................   $138,612      $201,142      $164,047     $101,398     $  27,142
 Number of units outstanding, end of period (000's) ........      1,124         1,258           959          720           236
 Total Return ..............................................     (22.87)%       (6.53)%       21.47%       22.45%        15.01%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  86.40      $ 112.14      $ 120.11     $  98.99            --
 Net Assets (000's) ........................................   $    346      $    336      $    360     $     99            --
 Number of units outstanding, end of period (000's) ........          4             3             3            1            --
 Total Return ..............................................     (22.95)%       (6.64)%       21.34%       (1.01)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  87.16      $ 112.84      $ 120.55     $  99.10            --
 Net Assets (000's) ........................................   $  8,716      $  9,479      $    723           --            --
 Number of units outstanding, end of period (000's) ........        100            84             6           --            --
 Total Return ..............................................     (22.76)%       (6.40)%       21.64%       (0.90)%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001         2000          1999         1998         1997
                                                             ------------- ------------ ------------- ------------ ------------
EQ/MFS Research -- (concluded)
EQUI-VEST Series Vantage Contracts 0.90% (c)
----------------------------------------
 Unit value, end of period .................................   $  89.54      $ 115.57     $ 123.09            --           --
 Net Assets (000's) ........................................   $     90      $    693     $    492            --           --
 Number of units outstanding, end of period (000's) ........          1             6            4            --           --
 Total Return ..............................................     (22.52)%       (6.11)%      23.09%           --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  85.00      $ 109.77     $ 116.97            --           --
 Net Assets (000's) ........................................   $  5,865      $  6,147     $    351            --           --
 Number of units outstanding, end of period (000's) ........         69            56            3            --           --
 Total Return ..............................................     (22.57)%       (6.16)%      16.97%           --           --
EQ/Putnam Growth & Income Value
-------------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 120.85      $ 131.45     $ 124.76     $  128.20           --
 Net Assets (000's) ........................................   $    725      $    394     $    250     $     128           --
 Number of units outstanding, end of period (000's) ........          6             3            2             1           --
 Total Return ..............................................      (8.06)%        5.36%       (2.68)%       28.20%          --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  95.74      $ 104.15     $  98.87     $  101.60           --
 Net Assets (000's) ........................................   $  1,628      $  1,666     $  1,088     $     203           --
 Number of units outstanding, end of period (000's) ........         17            16           11             2           --
 Total Return ..............................................      (8.07)%        5.34%       (2.69)%        1.60%          --
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  96.93      $ 105.07     $  99.38     $  101.77           --
 Net Assets (000's) ........................................         --            --           --            --           --
 Number of units outstanding, end of period (000's) ........         --            --           --            --           --
 Total Return ..............................................      (7.75)%        5.73%       (2.35)%        1.77%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  97.27      $ 105.33     $  99.53     $  101.82           --
 Net Assets (000's) ........................................         --            --           --            --           --
 Number of units outstanding, end of period (000's) ........         --            --           --            --           --
 Total Return ..............................................      (7.65)%        5.83%       (2.25)%        1.82%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 120.85      $ 131.45     $ 124.76     $  128.20    $ 115.17
 Net Assets (000's) ........................................   $ 64,292      $ 68,485     $ 80,844     $  74,484    $  28,793
 Number of units outstanding, end of period (000's) ........        532           521          648           581          250
 Total Return ..............................................      (8.06)%        5.36%       (2.68)%       11.31%       15.17%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2001          2000         1999        1998      1997
                                                             ------------- ------------- ----------- ------------ -----
EQ/Putnam Growth & Income Value -- (concluded)
----------------------------------------------
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  94.40      $ 102.80      $  97.68   $  100.48    --
 Net Assets (000's) ........................................   $    189      $    103      $    98           --    --
 Number of units outstanding, end of period (000's) ........          2             1            1           --    --
 Total Return ..............................................      (8.17)%        5.24%       (2.79)%       0.48%   --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  95.23      $ 103.43     $  98.04     $ 100.60    --
 Net Assets (000's) ........................................   $  3,047      $  1,758     $    294           --    --
 Number of units outstanding, end of period (000's) ........         32            17            3           --    --
 Total Return ..............................................      (7.93)%        5.50%       (2.54)%       0.60%   --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  96.20      $ 104.17     $  98.44           --    --
 Net Assets (000's) ........................................         --      $    208     $    197           --    --
 Number of units outstanding, end of period (000's) ........         --             2            2           --    --
 Total Return ..............................................      (7.65)%        5.82%       (1.56)%         --    --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  90.25      $  97.78     $  92.44           --    --
 Net Assets (000's) ........................................   $  1,173      $    587           --           --    --
 Number of units outstanding, end of period (000's) ........         13             6           --           --    --
 Total Return ..............................................      (7.70)%        5.78%       (1.60)%         --    --
EQ/Putnam International Equity
------------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  91.82      $ 118.60     $ 137.09           --    --
 Net Assets (000's) ........................................   $    826      $    830     $    137           --    --
 Number of units outstanding, end of period (000's) ........          9             7            1           --    --
 Total Return ..............................................     (22.58)%      (13.49)%      37.09%          --    --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................   $  91.80      $ 118.59     $ 137.09           --    --
 Net Assets (000's) ........................................   $    275      $    356           --           --    --
 Number of units outstanding, end of period (000's) ........          3             3           --           --    --
 Total Return ..............................................     (22.59)%      (13.49)%      37.09%          --    --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................   $  92.57      $ 119.16     $ 137.27           --    --
 Net Assets (000's) ........................................         --            --           --           --    --
 Number of units outstanding, end of period (000's) ........         --            --           --           --    --
 Total Return ..............................................     (22.31)%      (13.19)%      37.27%          --    --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Concluded)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2001         2000         1999         1998      1997
                                                             ------------- ------------ ------------ ------------ -----
EQ/Putnam International Equity -- (concluded)
---------------------------------------------
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................   $  92.80      $ 119.32    $ 137.32            --   --
 Net Assets (000's) ........................................         --            --           --           --   --
 Number of units outstanding, end of period (000's) ........         --            --           --           --   --
 Total Return ..............................................     (22.23)%     ( 13.11)%      37.32%          --   --
EQ/Putnam Investors Growth
--------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  74.11      $  99.44    $  122.57           --   --
 Net Assets (000's) ........................................   $    148      $    199    $     123           --   --
 Number of units outstanding, end of period (000's) ........          2             2            1           --   --
 Total Return ..............................................     (25.47)%      (18.87)%      22.57%          --   --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................   $  74.09      $  99.43    $  122.56           --   --
 Net Assets (000's) ........................................   $    222      $    199           --           --   --
 Number of units outstanding, end of period (000's) ........          3             2           --           --   --
 Total Return ..............................................     (25.49)%      (18.87)%      22.56%          --   --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................   $  74.71      $  99.91    $  122.72           --   --
 Net Assets (000's) ........................................         --            --           --           --   --
 Number of units outstanding, end of period (000's) ........         --            --           --           --   --
 Total Return ..............................................     (25.22)%      (18.59)%      22.72%          --   --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................   $  74.89      $ 100.04    $  122.77           --   --
 Net Assets (000's) ........................................         --            --           --           --   --
 Number of units outstanding, end of period (000's) ........         --            --           --           --   --
 Total Return ..............................................     (25.14)%      (18.51)%      22.77%          --   --
EQ/T. Rowe Price International Stock
------------------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $  88.15      $ 114.30    $  142.46     $ 109.49   --
 Net Assets (000's) ........................................   $    970      $    914    $     570     $    109   --
 Number of units outstanding, end of period (000's) ........         11             8            4            1   --
 Total Return ..............................................     (22.88)%      (19.77)%      30.11%        9.49%  --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  79.63      $ 103.27    $  128.72     $  98.95   --
 Net Assets (000's) ........................................   $  1,513      $  1,859    $   1,673     $    297   --
 Number of units outstanding, end of period (000's) ........         19            18           13            3   --
 Total Return ..............................................     (22.89)%      (19.77)%      30.09%       (1.05)% --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).



                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Concluded)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2001         2000         1999          1998         1997
                                                             ------------- ------------ ------------ ------------- -----------
EQ/T. Rowe Price International Stock -- (concluded)
---------------------------------------------------
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  80.62      $ 104.18     $ 129.39     $  99.11           --
 Net Assets (000's) ........................................         --            --           --           --           --
 Number of units outstanding, end of period (000's) ........         --            --           --           --           --
 Total Return ..............................................     (22.61)%      (19.48)%      30.55%        1.54%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  80.90      $ 104.44     $ 129.59     $  99.16           --
 Net Assets (000's) ........................................         --            --           --           --           --
 Number of units outstanding, end of period (000's) ........         --            --           --           --           --
 Total Return ..............................................     (22.54)%      (19.41)%      30.69%       (0.84)%         --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $  88.15      $ 114.30     $ 142.46     $ 109.49      $ 97.61
 Net Assets (000's) ........................................   $ 78,982      $ 99,555     $108,982     $ 73,468      $37,775
 Number of units outstanding, end of period (000's) ........        896           871          765          671          387
 Total Return ..............................................     (22.88)%      (19.77)%      30.11%        9.49%       (2.39)%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  75.46      $  97.95     $ 122.22     $  94.04           --
 Net Assets (000's) ........................................   $     75      $     98     $    122           --           --
 Number of units outstanding, end of period (000's) ........          1             1            1           --           --
 Total Return ..............................................     (22.96)%      (19.86)%      29.97%       (5.96)%         --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  76.12      $  98.56     $ 122.67     $  94.15           --
 Net Assets (000's) ........................................   $  4,948      $  4,140     $    368           --           --
 Number of units outstanding, end of period (000's) ........         65            42            3           --           --
 Total Return ..............................................     (22.77)%      (19.65)%      30.29%       (5.85)%         --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  83.75      $ 108.11     $ 134.15           --           --
 Net Assets (000's) ........................................         --      $    432     $    268           --           --
 Number of units outstanding, end of period (000's) ........         --             4            2           --           --
 Total Return ..............................................     (22.53)%      (19.41)%      34.15%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  77.28      $  99.81     $ 123.90           --           --
 Net Assets (000's) ........................................   $  6,569      $  4,292     $    372           --           --
 Number of units outstanding, end of period (000's) ........         85            43            3           --           --
 Total Return ..............................................     (22.57)%      (19.44)%      23.90%          --           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2001


9. Investment Income Ratio

Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                                               Years Ended December 31,
                                                            --------------------------------------------------------------
                                                               2001         2000         1999         1998         1997
                                                            ----------   ----------   ----------   ----------   ----------
 EQ/Aggressive Stock ....................................   0.48%         0.35%        0.30%        0.43%       0.15%
 EQ/Alliance Common Stock ...............................   2.35%         0.61%        0.59%        0.61%       0.55%
 EQ/Alliance Global .....................................     --          0.17%        0.09%        1.16%       2.05%
 EQ/Alliance Growth and Income ..........................   0.99%         0.91%        0.27%        0.33%       1.01%
 EQ/Alliance Growth Investors ...........................   1.90%         1.81%        1.60%        2.01%       2.53%
 EQ/Alliance High Yield .................................   9.64%         9.92%       10.52%       10.77%       9.73%
 EQ/Alliance Intermediate Government Securities .........   4.91%         5.64%        5.15%        5.15%       5.45%
 EQ/Alliance International ..............................   1.61%         0.46%          --         1.81%       2.91%
 EQ/Alliance Money Market ...............................   3.78%         5.20%        4.67%        4.77%       5.02%
 EQ/Alliance Premier Growth .............................   0.01%         0.82%        0.80%          --          --
 EQ/Alliance Quality Bond ...............................   6.63%         6.24%        5.27%        5.60%       6.19%
 EQ/Alliance Small Cap Growth ...........................   1.04%           --           --         0.02%       0.05%
 EQ/Alliance Technology .................................   0.01%           --           --           --          --
 EQ/AXP New Dimensions ..................................   0.21%         0.39%          --           --          --
 EQ/AXP Strategy Aggressive .............................     --          0.34%          --           --          --
 EQ/Balanced ............................................   2.61%         3.14%        2.75%        2.63%       3.30%
 EQ/Bernstein Diversified Value .........................   1.37%         1.39%          --           --          --
 EQ/Calvert Socially Responsible ........................   2.86%         6.60%        1.61%          --          --
 EQ/Capital Guardian International ......................   1.93%         0.43%          --           --          --
 EQ/Capital Guardian Research ...........................   0.27%         2.11%        0.50%          --          --
 EQ/Capital Guardian US Equity ..........................   0.41%         2.41%        1.27%          --          --
 EQ/Emerging Markets Equity .............................     --          7.62%        1.78%        0.40%       0.81%
 EQ/Equity 500 Index ....................................   1.00%         0.66%        1.05%        1.15%       1.49%
 EQ/Evergreen Omega .....................................   0.01%         0.36%        1.29%          --          --
 EQ/FI Mid Cap ..........................................   0.23%         0.41%          --           --          --
 EQ/FI Small/Mid Cap Value ..............................   0.75%         0.95%        0.17%        0.48%       1.40%
 EQ/Janus Large Cap Growth ..............................   0.01%         0.32%          --           --          --
 EQ/Lazard Small Cap Value ..............................   6.38%         4.22%        2.15%          --          --
 EQ/Marsico Focus .......................................     --            --           --           --          --
 EQ/Mercury Basic Value Equity ..........................   3.87%         5.30%        7.56%        5.96%       2.44%
 EQ/MFS Emerging Growth Companies .......................   0.02%         2.04%        2.88%          --        6.27%
 EQ/MFS Investors Trust .................................   0.43%         0.50%        0.90%          --          --
 EQ/MFS Research ........................................   0.10%         0.91%        2.85%        0.38%       2.59%
 EQ/Putnam Growth & Income Value ........................   0.92%         0.93%        7.46%        2.19%       2.15%
 EQ/Putnam International Equity .........................   0.72%        12.29%       13.23%          --          --
 EQ/Putnam Investors Growth .............................     --          1.87%        3.76%          --          --
 EQ/T. Rowe Price International Stock ...................   0.19%         0.03%        1.72%        1.02%       0.03%


                                     FSA-90

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2001 and December 31, 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 6, 2002, except as to Note 15, for which the date is February 28, 2002

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000

                                                                DECEMBER 31  December 31,
                                                                   2001         2000
                                                                ------------ ------------
                                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value .............   $   23,265.9   $   20,659.4
    Held to maturity, at amortized cost .....................           --            204.6
  Mortgage loans on real estate .............................        4,333.3        4,712.6
  Equity real estate ........................................          875.7        1,017.8
  Policy loans ..............................................        4,100.7        4,034.6
  Other equity investments ..................................          756.6        2,427.2
  Other invested assets .....................................          738.2          765.8
                                                                ------------   ------------
      Total investments .....................................       34,070.4       33,822.0
Cash and cash equivalents ...................................          627.8        2,116.8
Cash and securities segregated, at estimated fair value .....        1,415.2        1,306.3
Broker-dealer related receivables ...........................        1,950.9        1,900.3
Deferred policy acquisition costs ...........................        5,513.7        5,128.8
Intangible assets, net ......................................        3,370.2        3,525.8
Amounts due from reinsurers .................................        2,233.7        2,097.9
Loans to affiliates .........................................          400.0           --
Other assets ................................................        3,754.1        3,787.4
Separate Accounts assets ....................................       46,947.3       51,705.9
                                                                ------------   ------------

TOTAL ASSETS ................................................   $  100,283.3   $  105,391.2
                                                                ============   ============

LIABILITIES
Policyholders' account balances .............................   $   20,939.1   $   20,445.8
Future policy benefits and other policyholders liabilities ..       13,539.4       13,432.1
Broker-dealer related payables ..............................        1,260.7        1,283.0
Customers related payables ..................................        1,814.5        1,636.9
Amounts due to reinsurers ...................................          798.5          730.3
Short-term and long-term debt ...............................        1,475.5        1,630.2
Federal income taxes payable ................................        1,885.0        2,003.3
Other liabilities ...........................................        1,702.0        1,650.7
Separate Accounts liabilities ...............................       46,875.5       51,632.1
Minority interest in equity of consolidated subsidiaries ....        1,776.0        1,820.4
Minority interest subject to redemption rights ..............          651.4          681.1
                                                                ------------   ------------
      Total liabilities .....................................       92,717.6       96,945.9
                                                                ------------   ------------

Commitments and contingencies (Notes 11, 13, 14, 15, 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding ....................................            2.5            2.5
Capital in excess of par value ..............................        4,694.6        4,723.8
Retained earnings ...........................................        2,653.2        3,706.2
Accumulated other comprehensive income ......................          215.4           12.8
                                                                ------------   ------------
      Total shareholder's equity ............................        7,565.7        8,445.3
                                                                ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ..................   $  100,283.3   $  105,391.2
                                                                ============   ============

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                    2001          2000          1999
                                                                 ----------    ----------    ----------
                                                                             (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income .....................................................   $  1,342.3    $  1,413.3    $  1,257.5
Premiums .....................................................      1,019.9       1,175.0       1,177.1
Net investment income ........................................      2,404.3       2,751.9       2,815.1
Gain on sale of equity investee ..............................         --         1,962.0          --
Investment losses, net .......................................       (207.3)       (791.8)       (108.2)
Commissions, fees and other income ...........................      3,108.5       2,730.8       2,178.2
                                                                 ----------    ----------    ----------
      Total revenues .........................................      7,667.7       9,241.2       7,319.7
                                                                 ----------    ----------    ----------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ......................................      1,886.9       2,060.3       2,048.6
Interest credited to policyholders' account balances .........        981.7       1,048.5       1,092.8
Compensation and benefits ....................................      1,221.1         809.0       1,020.1
Commissions ..................................................        742.1         779.3         528.7
Distribution plan payments ...................................        488.0         476.0         346.6
Amortization of deferred sales commissions ...................        230.8         219.7         163.9
Interest expense .............................................        102.6         116.3          93.0
Amortization of deferred policy acquisition costs ............        287.9         309.0         380.0
Capitalization of deferred policy acquisition costs ..........       (746.4)       (778.1)       (709.8)
Writedown of deferred policy acquisition costs ...............         --            --           131.7
Rent expense .................................................        156.2         120.1         113.9
Amortization of intangible assets, net .......................        178.2          65.0           4.9
Expenses related to AXA's minority interest acquisition ......         --           493.9          --
Other operating costs and expenses ...........................        845.7         936.7         795.4
                                                                 ----------    ----------    ----------
      Total benefits and other deductions ....................      6,374.8       6,655.7       6,009.8
                                                                 ----------    ----------    ----------

Earnings from continuing operations before Federal
  income taxes and minority interest .........................      1,292.9       2,585.5       1,309.9
Federal income tax expense ...................................       (316.2)       (958.3)       (332.0)
Minority interest in net income of consolidated subsidiaries .       (370.1)       (330.3)       (199.4)
                                                                 ----------    ----------    ----------

Earnings from continuing operations ..........................        606.6       1,296.9         778.5
Earnings from discontinued operations, net of Federal
    income taxes .............................................         43.9          58.6          28.1
Cumulative effect of accounting change, net of Federal
    income taxes .............................................         (3.5)         --            --
                                                                 ----------    ----------    ----------
Net Earnings .................................................   $    647.0    $  1,355.5    $    806.6
                                                                 ==========    ==========    ==========


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                  2001          2000          1999
                                                               ----------    ----------    ----------
                                                                            (IN MILLIONS)
Common stock, at par value, beginning and end of year ......   $      2.5    $      2.5    $      2.5
                                                               ----------    ----------    ----------

Capital in excess of par value, beginning of year ..........      4,723.8       3,557.2       3,110.2
(Decrease) increase in additional paid in capital in
  excess of par value ......................................        (29.2)      1,166.6         447.0
                                                               ----------    ----------    ----------
Capital in excess of par value, end of year ................      4,694.6       4,723.8       3,557.2
                                                               ----------    ----------    ----------

Retained earnings, beginning of year .......................      3,706.2       2,600.7       1,944.1
Net earnings ...............................................        647.0       1,355.5         806.6
Shareholder dividends paid .................................     (1,700.0)       (250.0)       (150.0)
                                                               ----------    ----------    ----------
Retained earnings, end of year .............................      2,653.2       3,706.2       2,600.7
                                                               ----------    ----------    ----------

Accumulated other comprehensive income (loss),
  beginning of year ........................................         12.8        (392.9)        355.8
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
Accumulated other comprehensive income (loss), end of year .        215.4          12.8        (392.9)
                                                               ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................   $  7,565.7    $  8,445.3    $  5,767.5
                                                               ==========    ==========    ==========

COMPREHENSIVE INCOME
Net earnings ...............................................   $    647.0    $  1,355.5    $    806.6
                                                               ----------    ----------    ----------
Change in unrealized gains (losses), net of reclassification
   adjustments .............................................        202.6         405.7        (776.9)
Minimum pension liability adjustment .......................         --            --            28.2
                                                               ----------    ----------    ----------
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
COMPREHENSIVE INCOME .......................................   $    849.6    $  1,761.2    $     57.9
                                                               ==========    ==========    ==========












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                                               2001          2000          1999
                                                                           -----------    ----------    -----------
                                                                                        (IN MILLIONS)

Net earnings .........................................................     $     647.0    $  1,355.5    $     806.6
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............           981.7       1,048.5        1,092.8
  Universal life and investment-type product
    policy fee income ................................................        (1,342.3)     (1,413.3)      (1,257.5)
  Net change in broker-dealer and customer related
    receivables/payables .............................................           181.0        (422.9)        (119.9)
  Gain on sale of equity investee ....................................            --        (1,962.0)          --
  Investment losses, net .............................................           207.3         791.8          108.2
  Expenses related to AXA's minority interest acquisition ............            --           493.9           --
  Change in deferred policy acquisition costs ........................          (456.5)       (462.4)        (195.2)
  Change in future policy benefits ...................................           (15.1)       (825.6)          23.8
  Change in property and equipment ...................................          (228.5)       (321.0)        (256.3)
  Change in Federal income tax payable ...............................          (231.5)      2,100.2          134.8
  Purchase of segregated cash and securities, net ....................          (108.8)       (610.4)          --
  Other, net .........................................................           485.4         289.3           18.7
                                                                           -----------    ----------    -----------

Net cash provided by operating activities ............................           119.7          61.6          356.0
                                                                           -----------    ----------    -----------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,454.6       2,525.3        2,512.3
  Sales ..............................................................         9,285.2       8,069.2        7,729.5
  Purchases ..........................................................       (11,833.9)     (9,660.0)     (11,439.5)
  Decrease (increase) in short-term investments ......................           159.6         141.5         (182.0)
  Sale of equity investee ............................................            --         1,580.6           --
  Subsidiary acquisition .............................................            --        (1,480.0)          --
  Loans to affiliates ................................................          (400.0)         --             --
  Other, net .........................................................           (79.4)       (162.1)         (94.0)
                                                                           -----------    ----------    -----------

Net cash (used) provided by investing activities .....................          (413.9)      1,014.5       (1,473.7)
                                                                           -----------    ----------    -----------

Cash flows from financing activities: Policyholders' account balances:
    Deposits .........................................................         3,198.8       2,695.6        2,403.3
    Withdrawals and transfers to Separate Accounts ...................        (2,458.1)     (3,941.8)      (1,818.7)
  Net (decrease) increase in short-term financings ...................          (552.8)        225.2          378.2
  Additions to long-term debt ........................................           398.1            .3             .2
  Shareholder dividends paid .........................................        (1,700.0)       (250.0)        (150.0)
  Proceeds from newly issued Alliance units ..........................            --         1,600.0           --
  Other, net .........................................................           (80.8)         15.6         (183.6)
                                                                           -----------    ----------    -----------

Net cash (used) provided by financing activities .....................        (1,194.8)        344.9          629.4
                                                                           -----------    ----------    -----------

Change in cash and cash equivalents ..................................        (1,489.0)      1,421.0         (488.3)
Cash and cash equivalents, beginning of year .........................         2,116.8         695.8        1,184.1
                                                                           -----------    ----------    -----------

Cash and Cash Equivalents, End of Year ...............................     $     627.8    $  2,116.8    $     695.8
                                                                           ===========    ==========    ===========

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                    CONTINUED

                                         2001       2000       1999
                                       --------   --------   --------
                                                (IN MILLIONS)
Supplemental cash flow information
  Interest Paid ..................     $   82.1   $   97.0   $   92.2
                                       ========   ========   ========
  Income Taxes Paid ..............     $  524.2   $  358.2   $  116.5
                                       ========   ========   ========



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and
        40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.2% at December 31, 2001, and together with the Holding Company's economic interest in Alliance exceeds 50%. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for Alliance Units.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

        Effective January 1, 2002, AXA Client Solutions, LLC ("AXA Client Solutions"), a wholly owned subsidiary of the Holding Company, transferred to the Holding Company all of the outstanding equity in Equitable Life and AXA Distribution. Accordingly, those two companies are now direct, wholly owned subsidiaries of the Holding Company.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

        All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2001," "2000" and "1999" refer to the years ended December 31, 2001, 2000 and 1999, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Closed Block

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2001 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2001 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements

        On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provisions of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operation or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        The Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation. Prior period reclassifications have been made to include Closed Block assets, liabilities, revenues and expenses on a line-by-line basis as required by SOP 00-3.

        SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 is effective for transfers after March 31, 2001 and is principally applied prospectively. During 2001, no significant transactions were impacted by SFAS No. 140.

        In June 2001, the FASB issued SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 141 requires all business combinations initiated after June 30, 2001 to be accounted for using only the purchase method. Under SFAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be tested for impairment. Other intangible assets will continue to be amortized over their useful lives and periodically tested for recoverability. Adoption of SFAS No. 142 is required as of January 1, 2002, at which time the amortization of goodwill ceases. Amortization of goodwill and other intangible assets for 2001 was approximately $95.9 million, net of minority interest of $82.3 million, of which $84.7 million, net of minority interest of $72.4 million, related to goodwill. Impairment losses for goodwill and indefinite-lived intangible assets that result from initial application of SFAS No. 142 will be reported as the cumulative effect of a change in accounting principle. Management's preliminary analysis suggests that no impairment of goodwill should result upon adoption of SFAS No. 142. Management will be formally assessing the impairment aspect of implementation of SFAS No. 142 during 2002. SFAS No. 144, effective beginning in first quarter 2002, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of", except for the removal of goodwill from its scope and inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 144 will have no effect on the net earnings of the Company upon its adoption on January 1, 2002.

        Investments

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. Those fixed maturities which the Company has both the ability and the intent to hold to maturity are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses), net ("investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield, excluding policy loans, was 8.0% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. Equitable Life also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder upon annuitization after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity that may be in excess of what the contract account value can purchase at current annuity purchase rates. Equitable Life bears the risk that a protracted significant downturn in the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life partially reinsures its exposure to the GMDB liability and reinsures approximately 80.0% of its liability exposure resulting from the GMIB feature. GAAP prohibits the recording of reserves for the potential benefit payments resulting from these features.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.37% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $104.2 million and $120.3 million at December 31, 2001 and 2000, respectively. At December

        31, 2001 and 2000, respectively, $1,101.8 million and $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see
        Note 11). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                        2001       2000       1999
                                                      -------    --------   --------
                                                              (IN MILLIONS)
        Incurred benefits related to current year     $  44.0    $   56.1   $  150.7
        Incurred benefits related to prior years.       (10.6)       15.0       64.7
                                                      -------    --------   --------
        Total Incurred Benefits .................     $  33.4    $   71.1   $  215.4
                                                      =======    ========   ========

        Benefits paid related to current year ...     $  10.7    $   14.8   $   28.9
        Benefits paid related to prior years ....        38.8       106.0      189.8
                                                      -------    --------   --------
        Total Benefits Paid .....................     $  49.5    $  120.8   $  218.7
                                                      =======    ========   ========

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2001, participating policies, including those in the Closed Block, represent approximately 19.0% ($38.5 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2001, 2000 and 1999, investment results of such Separate Accounts were (losses) gains of $(2,214.4) million, $8,051.7 million and $6,045.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses

        Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which Sanford C. Bernstein & Co., LLC ("SCB"), a wholly owned subsidiary of Alliance, acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges received from shareholders of those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2001 and 2000, respectively, deferred sales commissions totaled $648.2 million and $715.7 million and are included within Other assets.

        Other Accounting Policies

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.42 billion have been segregated in a special reserve bank custody account at December 31, 2001 for the exclusive benefit of securities broker dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121. If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period ending October 2002 by allowing the 40.8 million Alliance Units to be sold to the Holding Company at the prevailing market price over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS       GROSS
                                                     AMORTIZED   UNREALIZED  UNREALIZED   ESTIMATED
                                                       COST        GAINS      LOSSES     FAIR VALUE
                                                    -----------   --------   --------    -----------
                                                                      (IN MILLIONS)
        DECEMBER 31, 2001
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  18,582.9   $  663.5   $  291.7   $  18,954.7
            Mortgage-backed ...................         2,428.7       39.1        5.5       2,462.3
            U.S. Treasury, government and
              agency securities ...............         1,113.5       62.3        1.5       1,174.3
            States and political subdivisions .           138.9        6.8        1.3         144.4
            Foreign governments ...............           143.1       15.6        1.0         157.7
            Redeemable preferred stock ........           379.6       16.5       23.6         372.5
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  22,786.7   $  803.8   $  324.6   $  23,265.9
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      54.9   $    5.8   $    1.6   $      59.1
          Trading securities ..................             4.9         .9        3.4           2.4
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $      59.8   $    6.7   $    5.0   $      61.5
                                                    ===========   ========   ========   ===========


        December 31, 2000
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  16,447.6   $  328.1   $  363.8   $  16,411.9
            Mortgage-backed ...................         2,304.5       20.2        7.8       2,316.9
            U.S. Treasury, government and
              agency securities ...............         1,226.4       51.3         .4       1,277.3
            States and political subdivisions .           125.4        4.8        1.1         129.1
            Foreign governments ...............           191.4       17.8        5.3         203.9
            Redeemable preferred stock ........           315.7       13.5        8.9         320.3
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  20,611.0   $  435.7   $  387.3   $  20,659.4
                                                    ===========   ========   ========   ===========

          Held to Maturity:  Corporate ........     $     204.6   $    6.0   $     .1   $     210.5
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      31.4   $    2.2   $    4.6   $      29.0
          Trading securities ..................         1,607.1        2.5       46.3       1,563.3
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $   1,638.5   $    4.7   $   50.9   $   1,592.3
                                                    ===========   ========   ========   ===========


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value having an amortized cost of $5,368.3 million and $5,079.7 million, respectively, had estimated fair values of $5,453.8 million and $5,093.3 million, respectively.

        The contractual maturity of bonds at December 31, 2001 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                 -------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)
        Due in one year or less................................................  $      369.0       $      371.3
        Due in years two through five..........................................       4,844.7            4,993.8
        Due in years six through ten...........................................       8,263.3            8,422.1
        Due after ten years....................................................       6,501.4            6,643.9
        Mortgage-backed securities.............................................       2,428.7            2,462.3
                                                                                 ------------       ------------
        Total..................................................................  $   22,407.1       $   22,893.4
                                                                                 ============       ============


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2001, approximately 7.9% of the $22,407.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2001 and 2000 were $695.2 million and $834.7 million, respectively.

        At December 31, 2001, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $170.1 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $31.5 million and $116.9 million at December 31, 2001 and 2000, respectively. Gross interest income on these loans included in net investment income aggregated $3.2 million, $9.7 million and $10.3 million in 2001, 2000 and 1999, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.2 million, $11.0 million and $11.7 million in 2001, 2000 and 1999, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                         DECEMBER 31,
                                                                             --------------       --------------
                                                                                   2001                 2000
                                                                             --------------       --------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......  $        114.2       $        170.9
        Impaired mortgage loans without investment valuation allowances....            30.6                  5.8
                                                                             --------------       --------------
        Recorded investment in impaired mortgage loans.....................           144.8                176.7
        Investment valuation allowances....................................           (19.2)               (45.7)
                                                                             --------------       --------------
        Net Impaired Mortgage Loans........................................  $        125.6       $        131.0
                                                                             ==============       ==============

        During 2001, 2000 and 1999, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $169.8 million and $178.8 million. Interest income recognized on these impaired mortgage loans totaled $7.2 million, $12.4 million and $15.3 million ($.4 million, $.5 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2001 and 2000, the carrying value of equity real estate held for sale amounted to $216.6 million and $587.0 million, respectively. For 2001, 2000 and 1999, respectively, real estate of $64.8 million, $21.6 million and $20.5 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned $376.5 million and $364.2 million, respectively, of real estate acquired in satisfaction of debt of which $11.1 million and $21.3 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $160.3 million and $209.9 million at December 31, 2001 and 2000, respectively. Depreciation expense on real estate totaled $16.1 million, $21.7 million and $22.5 million for 2001, 2000 and 1999, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                          2001               2000                1999
                                                                     -------------       ------------       ------------
                                                                                         (IN MILLIONS)
                Balances, beginning of year........................  $       126.2       $      177.9       $      257.2
                Additions charged to income........................           40.0               68.2               83.1
                Deductions for writedowns and
                  asset dispositions...............................          (78.6)            (119.9)            (162.4)
                                                                     -------------       ------------       ------------
                Balances, End of Year..............................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

                Balances, end of year comprise:
                  Mortgage loans on real estate....................  $        19.3       $       50.5       $       32.1
                  Equity real estate...............................           68.3               75.7              145.8
                                                                     -------------       ------------       ------------
                Total..............................................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

4)      JOINT VENTURES AND PARTNERSHIPS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures and in limited partnership interests accounted for under the equity method with a total carrying value of $883.9 million and $1,037.2 million, respectively, at December 31, 2001 and 2000. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(37.4) million, $242.2 million and $89.1 million, respectively, for 2001, 2000 and 1999.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (10 and 14 individual ventures at December 31, 2001 and 2000, respectively) and the Company's carrying value and equity in net (losses) earnings for those real estate joint ventures and limited partnership interests:


                                                                              DECEMBER 31,
                                                                          --------   --------
                                                                            2001       2000
                                                                          --------   --------
                                                                             (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost .............     $  570.5   $  657.7
        Investments in securities, generally at estimated fair value         255.7      226.6
        Cash and cash equivalents ...................................         23.7       34.5
        Other assets ................................................         39.4       63.5
                                                                          --------   --------
        Total Assets ................................................     $  889.3   $  982.3
                                                                          ========   ========

        Borrowed funds - third party ................................     $  269.6   $   53.8
        Borrowed funds - the Company ................................         --         12.9
        Other liabilities ...........................................         20.3       22.5
                                                                          --------   --------
        Total liabilities ...........................................        289.9       89.2
                                                                          --------   --------

        Partners' capital ...........................................        599.4      893.1
                                                                          --------   --------
        Total Liabilities and Partners' Capital .....................     $  889.3   $  982.3
                                                                          ========   ========

        The Company's carrying value in these entities included above     $  188.2   $  214.6
                                                                          ========   ========



                                                              2001       2000        1999
                                                            -------    --------    --------
                                                                     (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ........     $  95.6    $  147.6    $  180.5
        Revenues of other limited partnership interests        29.8        16.5        85.0
        Interest expense - third party ................       (11.5)      (17.0)      (26.6)
        Interest expense - the Company ................         (.7)       (2.0)       (2.5)
        Other expenses ................................       (58.2)      (88.0)     (133.0)
                                                            -------    --------    --------
        Net Earnings ..................................     $  55.0    $   57.1    $  103.4
                                                            =======    ========    ========

        The Company's equity in net earnings of these
          entities included above .....................     $  13.2    $   17.8    $    9.5
                                                            =======    ========    ========

5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                             2001          2000          1999
                                          ----------    ----------    ----------
                                                      (IN MILLIONS)
        Fixed maturities ............     $  1,662.4    $  1,761.8    $  1,811.8
        Mortgage loans on real estate          361.6         387.1         398.7
        Equity real estate ..........          166.2         207.2         271.5
        Other equity investments ....          (50.4)        138.2         168.4
        Policy loans ................          268.2         258.3         246.8
        Other investment income .....          213.4         208.2         166.4
                                          ----------    ----------    ----------

          Gross investment income ...        2,621.4       2,960.8       3,063.6
          Investment expenses .......         (217.1)       (208.9)       (248.5)
                                          ----------    ----------    ----------

        Net Investment Income .......     $  2,404.3    $  2,751.9    $  2,815.1
                                          ==========    ==========    ==========

        Investment (losses) gains including changes in the valuation allowances follow:

                                                     2001        2000        1999
                                                   --------    --------    --------
                                                             (IN MILLIONS)

        Fixed maturities .....................     $ (225.2)   $ (795.0)   $ (294.9)
        Mortgage loans on real estate ........        (11.4)      (18.0)       (1.9)
        Equity real estate ...................         34.5         1.6       (15.8)
        Other equity investments .............        (13.0)      (23.4)       92.9
        Issuance and sales of Alliance Units .         (2.3)        3.9         5.5
        Issuance and sales of DLJ common stock         --          38.8       106.0
        Other ................................         10.1          .3        --
                                                   --------    --------    --------
         Investment Losses, Net ..............     $ (207.3)   $ (791.8)   $ (108.2)
                                                   ========    ========    ========



        Writedowns of fixed maturities amounted to $287.5 million, $635.5 million and $226.5 million for 2001, 2000 and 1999, respectively, including $499.2 million in fourth quarter 2000.

        For 2001, 2000 and 1999, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,372.3 million, $7,685.5 million and $7,782.7 million. Gross gains of $156.2 million, $79.7 million and $76.2 million and gross losses of $115.9 million, $220.9 million and $220.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2001, 2000 and 1999 amounted to $429.5 million, $954.5 million and $(1,668.8)
        million, respectively.

        In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $25.0 million and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $2.4 million and $1,563.3 million and costs of $4.9 million and $1,607.1 million at December 31, 2001 and 2000, respectively.

        For 2001, 2000 and 1999, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $96.7 million, $110.6 million and $131.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:


                                                                  2001        2000        1999
                                                                --------    --------    ----------
                                                                         (IN MILLIONS)

        Balance, beginning of year ........................     $   12.9    $ (392.8)   $    384.1
        Changes in unrealized investment (losses) gains ...        436.0       979.7      (1,821.3)
        Changes in unrealized investment losses (gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (48.6)      (18.3)         25.0
            DAC ...........................................        (71.6)     (262.1)        493.1
            Deferred Federal income taxes .................       (113.2)     (293.6)        526.3
                                                                --------    --------    ----------
        Balance, End of Year ..............................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities ..............................     $  496.0    $   65.9    $   (904.6)
            Other equity investments ......................          4.3        (2.3)        (22.2)
            Other .........................................         (1.9)       (1.2)          9.4
                                                                --------    --------    ----------
              Total .......................................        498.4        62.4        (917.4)
          Amounts of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (63.9)      (15.3)          3.0
              DAC .........................................        (99.9)      (28.3)        233.8
              Deferred Federal income taxes ...............       (119.1)       (5.9)        287.8
                                                                --------    --------    ----------
        Total .............................................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========


        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)

        Unrealized gains (losses) on investments .......................    $   215.5    $    12.9    $   (392.8)
        Minimum pension liability ......................................          (.1)         (.1)          (.1)
                                                                            ---------    ---------    ----------
        Total Accumulated Other

          Comprehensive Income (Loss) ..................................    $   215.4    $    12.8    $   (392.9)
                                                                            =========    =========    ==========




        The components of other comprehensive income (loss) for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)
        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period ..................................................   $   525.2    $   191.0    $ (1,625.6)
          (Gains) losses reclassified into net earnings
            during the period ...........................................       (89.2)       788.7        (195.7)
                                                                            ---------    ---------    ----------
        Net unrealized gains (losses) on investments ....................       436.0        979.7      (1,821.3)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes .......................      (233.4)      (574.0)      1,044.4
                                                                            ---------    ---------    ----------

        Change in unrealized gains (losses), net of
            adjustments .................................................       202.6        405.7        (776.9)
        Change in minimum pension liability .............................        --           --            28.2
                                                                            ---------    ---------    ----------

        Total Other Comprehensive Income (Loss) .........................   $   202.6    $   405.7    $   (748.7)
                                                                            =========    =========    ==========

7)      CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                         DECEMBER 31,  December 31,
                                                                             2001         2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances
           and other ................................................     $  9,049.9   $  9,026.4
        Other liabilities ...........................................           53.6         35.6
                                                                          ----------   ----------
        Total Closed Block liabilities ..............................        9,103.5      9,062.0
                                                                          ----------   ----------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
        (amortized
          cost of $4,600.4 and $4,373.5) ............................        4,705.7      4,408.0
        Mortgage loans on real estate ...............................        1,514.4      1,581.8
        Policy loans ................................................        1,504.4      1,557.7
        Cash and other invested assets ..............................          141.0        174.7
        Other assets ................................................          214.7        238.9
                                                                          ----------   ----------
         Total assets designated to the Closed Block ................        8,080.2      7,961.1
                                                                          ----------   ----------


        Excess of Closed Block liabilities over assets designated to
           the Closed Block .........................................        1,023.3      1,100.9
        Amounts included in accumulated other comprehensive income:
             Net unrealized investment gains, net of deferred Federal
               income tax of $20.4 and $12.2 ........................           37.8         22.7
                                                                          ----------   ----------


        Maximum Future Earnings To Be Recognized From Closed Block

           Assets and Liabilities ...................................     $  1,061.1   $  1,123.6
                                                                           ==========   ==========

        Closed Block revenues and expenses were as follows:

                                                        2001          2000          1999
                                                     ----------    ----------    ----------
                                                                 (IN MILLIONS)

        REVENUES:
        Premiums and other income ..............     $    571.5    $    594.7    $    619.1
        Investment income (net of investment
        expenses of $3.0, $8.1, and $15.8) .....          583.5         578.7         574.2
        Investment losses, net .................          (42.3)        (35.8)        (11.3)
                                                     ----------    ----------    ----------
        Total revenues .........................        1,112.7       1,137.6       1,182.0
                                                     ----------    ----------    ----------

        BENEFITS AND
        OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ..        1,009.3       1,025.2       1,024.7
        Other operating costs and expenses .....            4.7           5.2           5.5
                                                     ----------    ----------    ----------
        Total benefits and other deductions ....        1,014.0       1,030.4       1,030.2
                                                     ----------    ----------    ----------

        Net revenues before Federal income taxes           98.7         107.2         151.8
        Federal income taxes ...................          (36.2)        (38.2)        (60.3)
                                                     ----------    ----------    ----------
        Net Revenues ...........................     $     62.5    $     69.0    $     91.5
                                                     ==========    ==========    ==========

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                DECEMBER 31,
                                                                            ------------------
                                                                              2001       2000
                                                                            -------    -------
                                                                               (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances ..     $  26.7    $  26.7
        Impaired mortgage loans without investment valuation allowances         6.5        4.0
                                                                            -------    -------
        Recorded investment in impaired mortgages .....................        33.2       30.7
        Investment valuation allowances ...............................        (5.8)      (8.7)
                                                                            -------    -------
        Net Impaired Mortgage Loans ...................................     $  27.4    $  22.0
                                                                            =======    =======

        During 2001, 2000 and 1999, the Closed Block's average recorded investment in impaired mortgage loans was $30.8 million, $31.0 million and $37.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.2 million, $2.0 million and $3.3 million ($.1 million, $.1 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        Valuation allowances amounted to $5.7 million and $9.1 million on mortgage loans on real estate and $9.8 million and $17.2 million on equity real estate at December 31, 2001 and 2000, respectively. Writedowns of fixed maturities amounted to $30.8 million and $27.7 million for 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:


                                                                                 DECEMBER 31,
                                                                          -----------------------
                                                                             2001        2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        BALANCE SHEETS
        Mortgage loans on real estate ...............................     $    160.3   $    330.9
        Equity real estate ..........................................          252.0        350.9
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $542.9 and $321.5) .....................          559.6        336.5
        Other equity investments ....................................           22.3         43.1
        Other invested assets .......................................             .4          1.9
                                                                          ----------   ----------
          Total investments .........................................          994.6      1,063.3
        Cash and cash equivalents ...................................           41.1         84.3
        Other assets ................................................          152.6        148.8
                                                                          ----------   ----------
        Total Assets ................................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

        Policyholders liabilities ...................................     $    932.9   $    966.8
        Allowance for future losses .................................          139.9        159.8
        Other liabilities ...........................................          115.5        169.8
                                                                          ----------   ----------
        Total Liabilities ...........................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

                                                               2001       2000        1999
                                                            --------    --------    --------
                                                                      (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $25.3, $37.0 and $49.3) .........     $   91.6    $  102.2    $   98.7
        Investment gains (losses), net ................         33.6        (6.6)      (13.4)
        Policy fees, premiums and other income ........           .2          .7          .2
                                                            --------    --------    --------
        Total revenues ................................        125.4        96.3        85.5

        Benefits and other deductions .................        100.7       106.9       104.8
        Earnings credited (losses charged) to allowance
          for future losses ...........................         24.7       (10.6)      (19.3)
                                                            --------    --------    --------
        Pre-tax loss from operations ..................         --          --          --
        Pre-tax earnings from releasing the allowance
          for future losses ...........................         46.1        90.2        43.3
        Federal income tax expense ....................         (2.3)      (31.6)      (15.2)
                                                            --------    --------    --------
        Earnings from
          Discontinued Operations .....................     $   43.8    $   58.6    $   28.1
                                                            ========    ========    ========

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $4.8 million and $2.9 million on mortgage loans on real estate and $5.0 million and $11.4 million on equity real estate were held at December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, discontinued operations' average recorded investment in impaired mortgage loans was $32.2 million, $11.3 million and $13.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $.9 million and $1.7 million ($1.0 million, $.5 million and $.0 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        At December 31, 2001 and 2000, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $7.4 million and $4.5 million, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:


                                                                   DECEMBER 31,
                                                             -----------------------
                                                                2001         2000
                                                             ----------   ----------
                                                                   (IN MILLIONS)
        Short-term debt ................................     $    229.6   $    782.2
                                                             ----------   ----------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005 ...............          399.7        399.6
          Surplus notes, 7.70%, due 2015 ...............          199.7        199.7
          Other ........................................             .2           .4
                                                             ----------   ----------

              Total Equitable Life .....................          599.6        599.7
                                                             ----------   ----------

        Alliance:
          Senior Notes, 5.625%, due 2006 ...............          398.0       --
                                                             ----------   ----------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017          248.3        248.3
                                                             ----------   ----------
        Total long-term debt ...........................        1,245.9        848.0
                                                             ----------   ----------

        Total Short-term and Long-term Debt ............     $  1,475.5   $  1,630.2
                                                             ==========   ==========

        Short-term Debt

        Equitable Life has a $350.0 million 5-year bank credit facility and a $250.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 2.09% to 4.75%. There were no amounts outstanding under these credit facilities at December 31, 2001.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $600.0 million bank credit facilities. At December 31, 2001, there were no amounts outstanding under this program.

        Equitable Life has an $18.4 million line of credit available relating to reinsurance of which no amounts were outstanding at December 31, 2001.

        During 1998, Alliance increased its commercial paper program to $425.0 million and entered into a $425.0 million five-year revolving credit facility with a group of commercial banks to provide back-up liquidity for the commercial paper program. Under the credit facility, the interest rate, at the option of the borrower, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. Borrowings under the credit facility and the commercial paper program may not exceed $425.0 million in the aggregate. In July 1999, Alliance entered into a $200.0 million three-year revolving credit facility with a group of commercial banks. During October 2000, Alliance entered into a $250.0 million two-year revolving credit facility. The terms of the $200.0 million and $250.0 million credit facilities are generally similar to the $425.0 million credit facility. The revolving credit facilities will be used to fund commission payments to financial intermediaries for the sale of Back-End Load Shares under Alliance's mutual fund distribution system, capital expenditures and for general working capital purposes. The revolving credit facilities contain covenants which, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2001. At December 31, 2001, Alliance had commercial paper outstanding totaling $198.2 million at an effective interest rate of 1.9%; there were no borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2001, $24.9 million at an effective interest rate of 1.9% was outstanding under the ECN program.

        Long-term Debt

        Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2001, the Company is in compliance with all debt covenants.

        At December 31, 2001 and 2000, respectively, the Company has pledged real estate of $314.5 million and $298.8 million as collateral for certain long-term debt.

        At December 31, 2001, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.5 million for 2002, $400.0 million for 2005, $400.0 million for 2006 and $200.0 million thereafter.

        In August 2001, Alliance issued $400.0 million 5.625% notes due 2006 in a public offering and are redeemable at any time. The registration statement filed with the SEC allows for the issuance of up to $600.0 million in senior debt securities. The proceeds were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                    2001        2000       1999
                                                  --------    --------   --------
                                                           (IN MILLIONS)
        Federal income tax expense (benefit):
          Current ...........................     $  (38.2)   $  820.6   $  174.0
          Deferred ..........................        354.4       137.7      158.0
                                                  --------    --------   --------
        Total ...............................     $  316.2    $  958.3   $  332.0
                                                  ========    ========   ========

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                       2001        2000        1999
                                                     --------    --------    --------
                                                             (IN MILLIONS)
        Expected Federal income tax expense ....     $  452.5    $  904.9    $  458.4
        Minority interest ......................       (126.9)     (117.9)      (47.8)
        Non deductible stock option compensation
          expense ..............................         --          34.4        --
        Subsidiary gains .......................         --         161.4       (37.1)
        Adjustment of tax audit reserves .......        (28.2)       17.9        27.8
        Equity in unconsolidated subsidiaries ..         --         (48.7)      (64.0)
        Other ..................................         18.8         6.3        (5.3)
                                                     --------    --------    --------
        Federal Income Tax Expense .............     $  316.2    $  958.3    $  332.0
                                                     ========    ========    ========

        The components of the net deferred Federal income taxes are as follows:


                                                       DECEMBER 31, 2001                  December 31, 2000
                                                 --------------   ------------      ------------      -----------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                 --------------   ------------      ------------      -----------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $      --        $       92.0      $       --        $      79.7
        Other..................................         --                  .1               4.9             --
        DAC, reserves and reinsurance..........         --             1,020.1              --              733.0
        Investments............................         --               333.3              --              229.2
                                                 --------------   ------------      ------------      -----------
        Total..................................  $      --        $    1,445.5      $        4.9      $   1,041.9
                                                 ==============   ============      ============      ===========

       At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                   2001               2000                1999
                                                              -------------       ------------       ------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       291.7       $      403.3       $       83.2
        Investments........................................           42.1             (140.7)               3.2
        Compensation and related benefits..................           15.7              (96.4)              21.0
        Other..............................................            4.9              (28.5)              50.6
                                                             -------------       ------------       ------------
        Deferred Federal Income Tax
          Expense..........................................  $       354.4       $      137.7       $      158.0
                                                             =============       ============       ============

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2001               2000                1999
                                                            -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       990.0       $    1,103.8       $    1,039.5
        Reinsurance assumed................................          203.0              194.2              206.7
        Reinsurance ceded..................................         (173.1)            (123.0)             (69.1)
                                                             -------------       ------------       ------------
        Premiums...........................................  $     1,019.9       $    1,175.0       $    1,177.1
                                                             =============       ============       ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        86.9       $       92.1       $       69.7
                                                             =============       ============       ============
        Policyholders' Benefits Ceded......................  $       370.3       $      239.2       $      155.6
                                                             =============       ============       ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.4       $       46.5       $       38.5
                                                             =============       ============       ============


        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2001 and 2000, respectively, reinsurance recoverables related to insurance contracts amounting to $2,233.7 million and $2,098.0 million, of which $1,060.4 million and $1,009.1 million relates to one specific reinsurer, are included in Other assets and reinsurance payables related to insurance contracts amounting to $798.5 million and $730.3 million are included in Other liabilities in the consolidated balance sheets.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $444.2 million and $487.7 million at December 31, 2001 and 2000, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2001 and 2000 were $540.2 million and $515.0 million, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit follow:

                                                                  2001               2000                1999
                                                             -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        32.1       $       29.5       $       36.7
        Interest cost on projected benefit obligations.....          128.8              124.2              131.6
        Expected return on assets..........................         (218.7)            (223.2)            (189.8)
        Net amortization and deferrals.....................             .1                (.6)               7.5
                                                             -------------       ------------       ------------
        Net Periodic Pension Credit........................  $       (57.7)      $      (70.1)      $      (14.0)
                                                             ============        ============       ============

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)


        Benefit obligations, beginning of year.................................  $    1,712.6       $    1,659.6
        Service cost...........................................................          27.1               24.5
        Interest cost..........................................................         128.8              124.2
        Actuarial losses (gains)...............................................          64.4               13.4
        Benefits paid..........................................................        (120.6)            (109.1)
                                                                                 ------------       ------------
        Benefit Obligation, End of Year........................................  $    1,812.3       $    1,712.6
                                                                                 ============       ============

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,112.0       $    2,341.6
        Actual return on plan assets...........................................        (148.0)            (115.9)
        Contributions..........................................................          --                 --
        Benefits paid and fees.................................................        (126.1)            (113.7)
                                                                                 ------------       ------------
        Plan assets at fair value, end of year.................................       1,837.9            2,112.0
        Projected benefit obligations..........................................       1,812.3            1,712.6
                                                                                 ------------       ------------
        Excess of plan assets over projected benefit obligations...............          25.6              399.4
        Unrecognized prior service cost........................................         (46.3)               1.2
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................         550.1               71.3
        Unrecognized net asset at transition...................................          (1.6)              (1.9)
                                                                                 ------------       ------------
        Prepaid Pension Cost, Net..............................................  $      527.8       $      470.0
                                                                                 ============       ============

        The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $16.7 million and $13.5 million at December 31, 2001 and 2000, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $49.7 million and $28.7 million, respectively, at December 31, 2001 and $38.9 million and $32.9 million, respectively, at December 31, 2000.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 7.19%, respectively, at December 31, 2001 and 7.75% and 7.19%, respectively, at December 31, 2000. As of January 1, 2001 and 2000, the expected long-term rate of return on assets for the retirement plan was 10.25% and 10.5%, respectively.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $27.3 million, $28.7 million and $30.2 million for 2001, 2000 and 1999, respectively.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund open market purchases of Alliance Holding units or money market funds in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $58.1 million, $29.8 million and $13.8 million for 2001, 2000 and 1999, respectively (including $34.6 million and $6.8 million for 2001 and 2000, respectively, relating to the Bernstein deferred compensation plan).

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

        As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2001 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $6,675.0 million and $.3 million, respectively, at December 31, 2001. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2001 of $13.6 million. At December 31, 2001 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. Gross gains and gross losses recognized on derivative positions was $27.5 million and $4.6 million, respectively, for 2001.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2001 and 2000.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2001                               2000
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        Mortgage loans on real estate..........  $    4,333.3     $     4,438.7     $     4,712.6     $    4,767.0
        Other limited partnership interests....         701.9             701.9             834.9            834.9
        Policy loans...........................       4,100.7           4,476.4           4,034.6          4,290.0
        Policyholders' account balances -
          investment contracts.................      12,256.4          12,514.0          11,488.8         11,663.8
        Long-term debt.........................       1,245.9           1,280.6             848.0            847.5

        Closed Block:
        Mortgage loans on real estate..........  $    1,514.4     $     1,532.6     $     1,581.8     $    1,582.6
        Other equity investments...............          24.4              24.4              34.4             34.4
        Policy loans...........................       1,504.4           1,664.8           1,557.7          1,667.6
        SCNILC liability.......................          18.2              18.1              20.2             20.1

        Discontinued Operations:
        Mortgage loans on real estate..........  $      160.3     $       171.6     $       330.9     $      347.7
        Fixed maturities.......................         559.6             559.6             336.5            336.5
        Other equity investments...............          22.3              22.3              43.1             43.1
        Guaranteed interest contracts..........          18.8              16.1              26.4             23.4
        Long-term debt.........................         101.7             101.7             101.8            101.7

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2001, these arrangements included commitments by the Company, under certain conditions, to make capital contributions of up to $8.5 million to affiliated real estate joint ventures and to provide equity financing to certain limited partnerships of $274.9 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $10.5 million of letters of credit outstanding at December 31, 2001.

        The Company entered into continuity agreements with certain executives of the Company in connection with AXA's minority interest acquisition. The remaining continuity agreements generally provide cash severance payments ranging from 1.5 times to 2 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements. In connection with cost reduction programs initiated in 2001, expenses related to continuity agreements, severance, benefits and outplacement were recorded, totaling $126.1 million related to the home office initiative and $24.5 million related to the field restructuring initiative. At December 31, 2001, in the event the remaining covered executives' employment terminates under the circumstances described above, cash severance payments that would be payable under these continuity agreements approximate $30.0 million.

15)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following five paragraphs.

        In January 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO between September 30, 1991 and January 3, 1996. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. In May 1999, the Magistrate Judge issued a Report and Recommendation recommending that the District Judge deny Equitable Life's and EVLICO's motion for summary judgment and grant plaintiffs' motion for class certification. In July 1999, Equitable Life and EVLICO filed Objections to the Report and Recommendation and urged that the District Judge reject the Magistrate's recommendations and grant Equitable Life's and EVLICO's motion for summary judgment and deny plaintiffs' motion for class certification. In October 2000, the District Judge affirmed the Magistrate's

        Report and Recommendation and, accordingly, denied Equitable Life's and EVLICO's motion for summary judgment and granted plaintiffs' motion for class certification. In May 2001, with permission of the United States Court of Appeals for the Eleventh Circuit, Equitable Life and EVLICO appealed the District Court's order. Oral argument is scheduled for March 2002.

        In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan, (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs.

        In June 2000, an action entitled Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Superior Court of California, County of San Diego. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The named plaintiff purports to act as a private attorney general on behalf of the general public of the State of California under California consumer protection statutes and also asserts individual common-law claims. On behalf of the named plaintiff and the general public, the complaint asserts claims for unlawful, unfair or fraudulent business acts and practices and for false or misleading advertising. On behalf of the named plaintiff alone, the complaint alleges claims for fraud, fraudulent concealment and deceit, negligent misrepresentation and negligence. The complaint seeks injunctive relief, restitution for members of the general public of the State of California who have been harmed by defendants' conduct, compensatory and punitive damages on behalf of the named plaintiff, and attorneys' fees, costs and expenses. In July 2000, the defendants removed the case to the United States District Court for the Southern District of California and filed a motion to dismiss the complaint. In October 2000, the District Court granted defendants' motion to dismiss the action. In November 2000, the plaintiff appealed; the appeal is fully briefed.

        In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, the defendants filed a motion to dismiss the new action.

        Between June 2000 and December 2001 twelve lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 70 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and various present and former individual sales agents associated with Equitable Life, EVLICO and/or EOC. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in discovery in each of the pending actions.

        In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of AXA Financial from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs sought a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, pursuant to which the parties reached a proposed settlement agreement in November 2000. In connection therewith, the case was dismissed in the United States District Court for the Northern District of Alabama, Southern Division and refiled in the United States District Court for the Northern District of Georgia, Atlanta Division. The final settlement required notice to be given to class members and was subject to court approval. A hearing was held in January 2002 and thereafter, an order was entered approving the settlement.

        In November 1997, an amended complaint was filed in Peter Fischel, et al. v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Oral argument on this appeal was heard in November 2001. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. Equitable Life answered the complaint in June 2001. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty.

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001.

        In September 1999, a complaint was filed in an action entitled R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al. in the Chancery Court of the State of Delaware. The action was brought on behalf of a purported class of owners of limited partnership units of Alliance Capital Management Holding L.P. ("Alliance Holding") challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, four Alliance Holding executives, the general partner of Alliance Holding and Alliance, which is a wholly owned indirect subsidiary of Equitable Life, and Alliance, which is the operating partnership whose units are not publicly traded. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege, inter alia, inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding. The complaint seeks, inter alia, payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that, inter alia, the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants other than Robert H. Joseph, Jr., filed an answer to the amended complaint denying the material allegations contained therein. In lieu of joining in the answer to the amended complaint, Mr. Joseph filed a motion to dismiss in September 2000. In November 2000, defendants, other than Mr. Joseph, filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. In April 2001, the Chancery Court issued a decision granting in part and denying in part defendants' motion to dismiss; the claim alleging that the partnership agreement of Alliance Holding was not validly amended was one of the claims dismissed. In October 2001, a memorandum of understanding was executed, setting forth the terms of a settlement in principle, and in December 2001, a stipulation of settlement was filed with the Delaware Court of Chancery. The settlement is subject to a number of conditions, including preparation of definitive documentation and approval, after a hearing, by the Delaware Court of Chancery.

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of AXA Financial common stock that it did not already own, the following fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery: Fred Buff v. AXA Financial, Inc., et al., Sarah Wolhendler v. Claude Bebear, et al.; Jerome and Selma Stone v. AXA Financial, Inc., et al.; Louis Deranieri
        v. AXA Financial, Inc., et al.; Maxine Phillips v. AXA Financial, Inc., et al.; Ruth Ravnitsky v. AXA Financial, Inc., et al.; Richard Kager v. AXA Financial, Inc., et al.; Mortimer Cohen v. AXA Financial, Inc., et al.; Lee Koneche, et al. v. AXA Financial, Inc., et al.; Denver Employees Retirement Plan v. AXA Financial, Inc., et al.; Harry Hoffman
        v. AXA Financial, Inc., et al.; Joseph Villari v. AXA Financial, Inc., et al.; Max Boimal v. AXA Financial, Inc., et al.; and Jay Gottlieb v. AXA Financial, Inc., et al. AXA Financial, AXA, and directors and/or officers of AXA Financial are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of AXA Financial common stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of AXA Financial. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. The Delaware suits have been consolidated under the name In re AXA Financial, Inc. Shareholders Litigation. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action; it is captioned Harbor Finance Partners v. AXA Financial, Inc., et al. In December 2000, the parties to the Delaware suits reached a proposed agreement for settlement and executed a memorandum of understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. In November 2001, the parties filed a stipulation of settlement with the Delaware Court of Chancery. The settlement, which does not involve any payment by AXA Financial, is subject to conditions, including approval, after a hearing, by the Delaware Court of Chancery. The hearing on the settlement is scheduled for March 2002.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits were filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. These actions are captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe
        L. Roby, et al. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. Named as defendants are AXA Financial, DLJ and the DLJ directors. The complaints assert claims for breaches of fiduciary duties, for violation of class members' voting rights under 8 Del. C. ss.242, and for breach of implied contractual promise, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in the United States District Court, Southern District of New York, captioned Siamac Sedighim
        v. Donaldson, Lufkin & Jenrette, Inc., et al. This action challenges the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the sale of DLJ (with respect to all other claims). Named as defendants are AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, Credit Suisse Group, Diamond Acquisition Corp., and DLJ's directors. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. In February 2001, defendants moved to dismiss the complaint and in October 2001, the court granted defendants' motion, dismissing all claims based on Federal law with prejudice and dismissing all claims based on state law on jurisdictional grounds, and entered judgment for the defendants. The plaintiffs did not file a notice of appeal, and their time to appeal has expired.

        In April 2001, a putative class action entitled David Uhrik v. Credit Suisse First Boston (USA), Inc., et al. was filed in Delaware Court of Chancery on behalf of the holders of CSFBdirect tracking stock (formerly known as DLJdirect tracking stock). Named defendants include AXA Financial, Credit Suisse First Boston (USA), Inc., the former directors of DLJ and the directors of Credit Suisse First Boston (USA), Inc. The complaint challenges the sale of DLJ common stock as well as the March 2001 offer by Credit Suisse to purchase the publicly owned CSFBdirect tracking stock for $4 per share and asserts claims for breaches of fiduciary duties and breach of contract. Plaintiffs seek injunctive relief, an unspecified amount of compensatory damages, and costs and expenses, including attorneys' fees. The Uhrik action, along with the actions captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe. L. Roby, et al., are among the actions that have been consolidated under the caption In re CSFBdirect Tracking Stock Shareholders Litigation. In May 2001, the Delaware Court of Chancery ordered that the Uhrik complaint be the operative complaint in the consolidated actions. A memorandum of understanding outlining the terms of a proposed settlement was executed in July 2001. It is anticipated that a stipulation of settlement will be filed with the Delaware Court of Chancery in or before March 2002. The proposed settlement, which does not involve any payment by AXA Financial, is subject to a number of conditions, including confirmatory discovery and approval, after a hearing, by the Delaware Court of Chancery.

        In April 2001, an amended class action complaint entitled Miller, et al.
        v. Mitchell Hutchins Asset Management, Inc., et al. was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the amended complaint concern six mutual funds with which Alliance has investment advisory agreements, including Premier Growth Fund, Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The amended complaint alleges principally that
        (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition.

        On December 7, 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth ("Premier Growth Fund") alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance during the twelve months preceding the lawsuit. On December 21, 2001 a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in Federal District Court in the Middle District of Florida, Tampa Divisions, against Alliance and Premier Growth Fund. The allegations and relief sought in the Roy Complaint are virtually identical to the Benak Complaint. On December 26, 2001 a compliant entitled Roffe v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roffe Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Roffe Complaint are virtually identical to the Benak Complaint. On February 14, 2002, a complaint entitled Tatem v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Tatem Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Tatem Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiffs' allegations in the Benak Complaint, Roy Complaint, Roffe Complaint and Tatem Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that (i) the settlement of the Brown, R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, the Holding Company, the Company and their subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

        However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2002 and the four successive years are $114.6 million, $107.3 million, $112.9 million, $100.5 million, $84.4 million and $921.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2002 and the four successive years is $6.0 million, $4.6 million, $4.6 million, $4.6 million, $3.1 million and $21.1 million thereafter.

        At December 31, 2001, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2002 and the four successive years is $80.3 million, $86.8 million, $82.9 million, $77.0 million, $75.4 million and $601.6 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2002 and the three successive years are $4.9 million, $4.6 million, $2.7 million and $.9 million.

17)    INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $544.0 million during 2002. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2001, 2000 and 1999, the Insurance Group statutory net income totaled $547.7 million, $1,068.6 million and $547.0 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,100.4 million and $6,226.5 million at December 31, 2001 and 2000, respectively. In 2001, 2000 and 1999, respectively, $1.7 billion, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2001, the Insurance Group, in accordance with various government and state regulations, had $23.5 million of securities deposited with such government or state agencies.

        In 1998 the National Association of Insurance Commissioners ("NAIC") approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting previously was silent and changing certain existing statutory positions. Equitable Life and EOC became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department ("NYID"), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Equitable Life is required to prepare the Quarterly and Annual Statements and Audited financial statements in accordance with New York rules and regulations which are filed in all states. Differences between the New York regulations and Codification consist of the accounting for deferred taxes and goodwill.

        The implementation of Codification resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The NYID is currently expected to adopt Codification's accounting for deferred income taxes and goodwill effective in 2002. The impact of adopting the deferred tax accounting is estimated to be a $363.6 million decrease to surplus and capital stock at December 31, 2001.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

        The NYID requires quarterly disclosure reconciling both net income and capital and surplus between practices prescribed and permitted by the State of New York and the January 1, 2001 NAIC Accounting Practices and Procedures manual. The 2001 reconciliation for Equitable Life follows:

                                                                                    DECEMBER 31,
                                                                                       2001
                                                                                 -----------------
                                                                                   (IN MILLIONS)

        Net Income, State of New York basis ................................        $    543.7
        Prescribed Practices ...............................................              --
        Permitted Practices ................................................              --
                                                                                    ----------

        Net Income, NAIC Basis .............................................        $    543.7
                                                                                    ==========

        Statutory surplus and capital stock, State of New York basis .......        $  5,446.0
        Prescribed Practices:
            Deferred tax liability .........................................            (363.6)
        Permitted practices ................................................              --
                                                                                    ----------

        Statutory Surplus and Capital Stock, NAIC Basis ....................        $  5,082.4
                                                                                    ==========

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Net change in statutory surplus and
          capital stock ..............................................         $    104.1        $  1,321.4        $    848.8
        Change in asset valuation reserves ...........................             (230.2)           (665.5)             (6.3)
                                                                               ----------        ----------        ----------
        Net change in statutory surplus, capital stock
          and asset valuation reserves ...............................             (126.1)            655.9             842.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................              278.7             262.6             (80.4)
          DAC ........................................................              458.5             469.1             198.2
          Deferred Federal income taxes ..............................             (354.8)           (127.3)           (154.3)
          Valuation of investments ...................................               67.9            (134.8)             21.5
          Valuation of investment subsidiary .........................           (1,507.9)            (29.2)           (133.6)
          Limited risk reinsurance ...................................               --                --               128.4
          Dividends paid to the AXA Financial ........................            1,700.0             250.0             150.0
          Capital contribution .......................................               --                --              (470.8)
          Stock option expense related to AXA's minority
            interest acquisition .....................................               --              (493.9)             --
          Other, net .................................................              135.8             448.8             253.8
          GAAP adjustments of Other Discontinued
            Operations ...............................................               (5.1)             54.3              51.3
                                                                               ----------        ----------        ----------
        Net Earnings of the Insurance Group ..........................         $    647.0        $  1,355.5        $    806.6
                                                                               ==========        ==========        ==========


                                                                                                DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Statutory surplus and capital stock ..........................         $  5,446.0        $  5,341.9        $  4,020.5
        Asset valuation reserves .....................................              654.4             884.6           1,550.1
                                                                               ----------        ----------        ----------
        Statutory surplus, capital stock and asset
          valuation reserves .........................................            6,100.4           6,226.5           5,570.6
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................           (1,120.7)         (1,399.4)         (1,662.0)
          DAC ........................................................            5,513.7           5,128.8           4,928.6
          Deferred Federal income taxes ..............................           (1,252.2)           (640.7)           (223.5)
          Valuation of investments ...................................              635.9             140.2            (717.3)
          Valuation of investment subsidiary .........................           (2,590.8)         (1,082.9)         (1,891.7)
          Limited risk reinsurance ...................................               --                --               (39.6)
          Issuance of surplus notes ..................................             (539.4)           (539.1)           (539.1)
          Other, net .................................................              942.6             776.2             501.5
          GAAP adjustments of Other Discontinued
            Operations ...............................................             (123.8)           (164.3)           (160.0)
                                                                               ----------        ----------        ----------
        Equity of the Insurance Group ................................         $  7,565.7        $  8,445.3        $  5,767.5
                                                                               ==========        ==========        ==========

18)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $116.6 million, $153.2 million and $75.6 million for 2001, 2000 and 1999, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.


                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        SEGMENT REVENUES:
        Insurance ...............................     $    4,763.3    $    4,681.9    $   5,179.4
        Investment Services .....................          2,994.4         4,672.5        2,163.8
        Consolidation/elimination ...............            (90.0)         (113.2)         (23.5)
                                                      ------------    ------------    -----------
        Total Revenues ..........................     $    7,667.7    $    9,241.2    $   7,319.7
                                                      ============    ============    ===========


        SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
        Insurance ...............................     $      707.5    $     (192.5)   $     555.7
        Investment Services .....................            585.4         2,778.0          754.2
                                                      ------------    ------------    -----------
        Total Earnings from Continuing Operations
           before Federal Income Taxes and
           Minority Interest ....................     $    1,292.9    $    2,585.5    $   1,309.9
                                                      ============    ============    ===========

                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        ASSETS:
        Insurance ...............................     $   84,568.9    $   88,641.1    $  86,840.1
        Investment Services .....................         15,808.8        16,807.2       12,961.7
        Consolidation/elimination ...............            (94.4)          (57.1)          (8.9)
                                                      ------------    ------------    -----------
        Total Assets ............................     $  100,283.3    $  105,391.2    $  99,792.9
                                                      ============    ============    ===========

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2001 and 2000 are summarized below:

                                                                    THREE MONTHS ENDED

                                       -------------------------------------------------------------------------
                                          MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -------------      -------------       ------------         -------------
                                                                      (IN MILLIONS)
        2001
        Total Revenues................ $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =============      =============       ============         ============

        Earnings from Continuing
          Operations.................. $       227.1      $       120.3       $      119.2         $      140.0
                                        =============      =============       ============         ============

        Net Earnings.................. $       233.6      $       118.5       $      118.7         $      176.2
                                       =============      =============       ============         ============
        2000
        Total Revenues................ $     1,898.9      $     1,954.5       $    1,982.9         $    3,404.9
                                       =============      =============       ============         ============
        Earnings from Continuing
          Operations.................. $       226.6      $       256.9       $       70.5         $      742.9
                                       =============      =============       ============         ============
        Net Earnings.................. $       221.7      $       255.4       $       70.5         $      807.9
                                       =============      =============       ============         ============

20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense as related to options awarded under AXA Financial's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company, the Company's pro forma net earnings for 2001, 2000 and 1999 would have been $624.8 million, $1,627.3 million and $757.1 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a reduction in the SARs liability of $63.2 million for 2001, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the period ended December 31, 2001.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2001, 2000 and 1999 follow:


                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------   ------------------------------
                             2001(1)          2000         1999          2001      2000       1999
                           -------------  ------------- ------------   -------------------- ---------

        Dividend yield....    1.52%          0.32%         0.31%         5.80%     7.20%     8.70%

        Expected
          volatility......     29%            28%           28%           33%       30%       29%

        Risk-free interest
          rate............    4.98%          6.24%         5.46%         4.5%      5.90%     5.70%

        Expected life
          in years........      5              5             5            7.2       7.4        7

        Weighted average
          fair value per
          option at
          grant-date......    $9.42          $11.08       $10.78         $9.23     $8.32     $3.88

        (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2001. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:



                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------   --------------------------------
                                                  Common
                                                   Stock            Weighted                           Weighted
                                                    and             Average                            Average
                                                  AXA ADRs          Exercise            Units          Exercise
                                               (In Millions)         Price          (In Millions)       Price
                                             -------------------  ---------------   -------------- -----------------
        Holding Company Option Shares:
        Balance as of
          December 31, 1998................       21.4              $22.00               12.3          $14.92
          Granted..........................        4.3              $31.70                2.0          $30.18
          Exercised........................       (2.4)             $13.26               (1.5)         $ 9.51
          Forfeited........................        (.6)             $24.29                (.3)         $17.79
                                             -------------------                    --------------

        Balance as of
          December 31, 1999................       22.7              $24.60               12.5          $17.95
          Granted..........................        6.5              $31.06                4.7          $50.93
          Exercised........................       (4.5)             $18.57               (1.7)         $10.90
          Forfeited........................       (1.2)             $26.15                (.1)         $26.62
                                             -------------------                    --------------

        Balance as of
          December 31, 2000................       23.5              $27.20               15.4          $28.73
                                             ===================  ==============

        AXA ADR Option Shares:
        Balance as of January 2, 2001......       18.3              $21.65
          Granted..........................       17.0              $31.55                2.5          $50.34
          Exercised........................       (2.2)             $11.57               (1.7)         $13.45
          Forfeited........................       (3.1)             $32.02                (.3)         $34.33
                                             -------------------                    --------------

        Balance as of
          December 31, 2001................       30.0              $26.89               15.9          $33.58
                                             ===================                    ==============

        Information about options outstanding and exercisable at December 31, 2001 follows:



                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ----------------------
        $ 6.325  - $ 9.01            1.9               2.25           $ 6.75              1.9                $ 6.75
        $10.195  - $14.30            2.2               5.69           $13.32              2.2                $13.34
        $15.995  - $22.84            5.2               7.29           $18.87              4.4                $18.74
        $26.095  - $33.025          15.7               6.58           $30.97              2.6                $26.78
        $36.03                       5.0               7.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325  - $36.03           30.0               6.51           $26.89             16.1                $23.24
                              =================                                    ==================

              Alliance
        ----------------------
        $   7.97 - $18.78            4.7               4.20           $12.92              4.3                $12.48
        $  22.50 - $27.31            2.5               6.94           $26.29              1.4                $26.30
        $  30.25 - $46.78            1.7               7.93           $30.30               .6                $30.25
        $  48.50 - $50.56            4.9               9.18           $49.36               .5                $48.50
        $  51.10 - $58.50            2.1               8.95           $53.78               .5                $53.75
                              -----------------                                    ------------------
        $   7.97 - $58.50           15.9               7.20           $33.57              7.3                $21.42
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2001, approximately
        12.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 25,500 Alliance Holding units were subject to awards made under this plan.

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $19.1 million and $16.0 million, respectively, for 2001 and 2000.

        The Company paid $590.5 million and $678.9 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2001 and 2000. The Company charged AXA Distribution's subsidiaries $522.6 million and $395.0 million, respectively, for their applicable share of operating expenses for 2001 and 2000, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain cost sharing and servicing agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA totaled approximately $12.7 million in 2001.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2001               2000               1999
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       Investment advisory and services fees..............   $     1,088.2       $     1,021.8     $       895.8
       Distribution revenues..............................           544.6               621.6             441.8
       Shareholder servicing fees.........................            87.2                85.6              62.3
       Other revenues.....................................            11.0                11.6               9.9
       Brokerage..........................................             9.0                 1.7               --


22)      PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------


         (a) Financial Statements included in Part B.


         1. Separate Account A:
            -------------------
            -Report of Independent Accountants; PricewaterhouseCoopers LLP -Statements of Assets and Liabilities for the Year Ended
             December 31, 2001;
            -Statements of Operations for the Year Ended December 31, 2001; -Statements of Changes in Net Assets for the Years Ended
             December 31, 2001 and 2000;
            -Notes to Financial Statements.

         2. The Equitable Life Assurance Society of the United States:
            ----------------------------------------------------------
            -Report of Independent Accountants; PricewaterhouseCoopers LLP -Consolidated Balance Sheets as of December 31, 2001 and 2000; -Consolidated Statements of Earnings for Years Ended
             December 31, 2001, 2000 and 1999;
            -Consolidated Statements of Equity for Years Ended
             December 31, 2001, 2000 and 1999;
            -Consolidated Statements of Cash Flows for Years Ended
             December 31, 2001, 2000 and 1999; and
            -Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Resolutions of the Board of Directors of Equitable dated October
                16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2. Not applicable.


         3. (a) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on
                April 20, 2001.

            (b) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on
                April 20, 2001.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6. (a) Copy of the Restated Charter of Equitable, adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Copy of the Certificate of Amendment of the Restated Charter of
                Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4
                (File No. 333-19925) on August 19, 1997.

            (e) Copy of the Restated Charter of Equitable, as amended January 1,
                1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

         7. Not applicable.

         8. (a) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to this Registration Statement File No. 333-64749 filed on
                December 5, 2001.

         9. Opinion and Consent of Anthony A. Dreyspool, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.


        10. (a)  Consent of PricewaterhouseCoopers LLP.

            (b) Powers of Attorney previously filed with this Registration Statement No. 333-19925 on April 26, 2000.

            (c) Power of Attorney for Claus-Michael Dill previously filed with this Registration Statement, File No. 333-19925, on
                 April 20, 2001.

            (d) Power of Attorney for Chirstopher M. Condron incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-61380) filed on May 22, 2001.

            (e) Power of Attorney for Bruce W. Calvert incorporated herein by reference to Exhibit 23(f) to the Registration Statement on Form N-4 (File No. 333-67876), filed on August 17, 2001.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, N.Y. 10105

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Aventis
46 quai de la Rapee
75601 Paris Cedex 12
France

Norman C. Francis                           Director
Xavier University of Louisiana
1 Drexel Drive
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 W. NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell Jr.                       Director
UBS Warburg LLC
299 Park Ave. 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesil
75008 Paris, France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860


Peter J. Tobin                              Director
St. John's University
8,000 Utopia Parkway
Jamaica, NY 11439

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President



*Kevin R. Byrne                             Senior Vice President and Treasurer

*Selig Erlich                               Executive Vice President and
                                            Chief Actuary

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

 Jennifer Blevins                           Executive Vice President

 Mary Beth Farrell                          Executive Vice President

 John Lefferts                              Executive Vice President and
                                            President of Retail Distribution

 William (Alex) MacGillivray                Executive Vice President

 Deanna Mulligan                            Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Vice President and Chief Compliance
                                            Officer and Associate General
                                            Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel


*Naomi J. Weinstein                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

SUBSIDIARY ORGANIZATION CHART- 2002                                                                                         03/07/02
-----------------------------------
      LAST UPDATED: 2/5/02                                                                  State of     State of
                                                                             Type of       Incorp. or    Principal    Federal
                                                                            Subsidiary      Domicile     Operation   Tax ID #
                                                                            ----------      --------     ---------   ---------

------------------------------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                        DE           NY      13-3623351
------------------------------------------------------------------------------------------------------------------------------------
   Frontier Trust Company, FSB  (Note 7)                                                       ND           ND      45-0373941
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Client Solutions, LLC   (Note 2)                                                        DE           NY      52-2197822
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Distribution Holding Corporation                                                        DE           NY      13-4078005
   ---------------------------------------------------------------------------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                                           DE           NY      13-4071393
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                         Operating          DE           NY      06-1555494
      ------------------------------------------------------------------------------------------------------------------------------
         AXA Network of Alabama, LLC                                        Operating          AL           AL      06-1562392
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC                Operating          DE           NY      13-4085852
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC                 Operating          MA           MA      04-3491734
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Nevada, Inc.                                        Operating          NV           NV      13-3389068
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                                   Operating         P.R.         P.R.     66-0577477
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of of Texas, Inc.                     Operating          TX           TX      75-2529724
         ---------------------------------------------------------------------------------------------------------------------------
      Paramount Planners, LLC                                               Operating          DE           NY      06-1602479
      ------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  (Note 2)*     Insurance          NY           NY      13-5570651
   ---------------------------------------------------------------------------------------------------------------------------------
      The Equitable of Colorado, Inc.*                                      Insurance          CO           CO      13-3198083
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                                        Investment         DE           NY      13-3385076
      ------------------------------------------------------------------------------------------------------------------------------
         Equitable Managed Assets, L.P.                                     Investment         DE           NY      13-3385080
         ---------------------------------------------------------------------------------------------------------------------------
      Real Estate Partnership Equities (various)                            Investment         **                        -
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                                   HCO             NY           NY      22-2766036
      ------------------------------------------------------------------------------------------------------------------------------
         See Attached Listing A
         ---------------------------------------------------------------------------------------------------------------------------
      ACMC, Inc.     (Note 4)                                                  HCO             DE           NY      13-2677213
      ------------------------------------------------------------------------------------------------------------------------------
      Wil-Gro, Inc                                                          Investment         PA           PA      23-2702404
      ------------------------------------------------------------------------------------------------------------------------------
      STCS, Inc.                                                            Investment         DE           NY      13-3761592
      ------------------------------------------------------------------------------------------------------------------------------
      Fox Run, Inc.                                                         Investment         MA           NY      23-2762596
      ------------------------------------------------------------------------------------------------------------------------------
      FTM Corp.                                                             Investment         MD           MD      13-3778225
      ------------------------------------------------------------------------------------------------------------------------------
      EVSA, Inc.                                                            Investment         DE           PA      23-2671508
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Rowes Wharf, Inc.                                           Investment         MA           MA      04-3272826
      ------------------------------------------------------------------------------------------------------------------------------
      ELAS Realty, Inc.                                                     Investment         DE           GA      58-2271596
      ------------------------------------------------------------------------------------------------------------------------------
      Prime Property Funding II, Inc.                                       Operating          DE           NY      13-3961599
      ------------------------------------------------------------------------------------------------------------------------------
      Sarasota Prime Hotels, LLC                                            Investment         FL           GA      58-2330533
      ------------------------------------------------------------------------------------------------------------------------------
      ECLL, Inc.                                                            Investment         MI           GA      58-2377569
      ------------------------------------------------------------------------------------------------------------------------------





                                                                           Number of        Parent's
                                                                            Shares         Percent of              Comments
                                                                             Owned         Ownership       (e.g., Basis of Control)
                                                                           ---------       ---------       ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
------------------------------------------------------------------------------------------------------------------------
   Frontier Trust Company, FSB  (Note 7)                                        1,000       100.00%
   ---------------------------------------------------------------------------------------------------------------------
   AXA Client Solutions, LLC   (Note 2)                                                     100.00%
   ---------------------------------------------------------------------------------------------------------------------
   AXA Distribution Holding Corporation                                            -        100.00%
   ---------------------------------------------------------------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                               -        100.00%
      ------------------------------------------------------------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                                -        100.00%
      ------------------------------------------------------------------------------------------------------------------
         AXA Network of Alabama, LLC                                               -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC                       -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC                        -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Nevada, Inc.                                                        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                                                   100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of of Texas, Inc.                                     100.00%
         --------------------------------------------------------------------------------------------------------------
      Paramount Planners, LLC                                                      -        100.00%
      ------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  (Note 2)*     2,000,000       100.00%         NAIC # 62944
   ---------------------------------------------------------------------------------------------------------------------
     The Equitable of Colorado, Inc.*                                       1,000,000       100.00%         NAIC # 62880
      ------------------------------------------------------------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                                              -               -         G.P & L.P.
      ------------------------------------------------------------------------------------------------------------------
         Equitable Managed Assets, L.P.                                           -               -         G.P.
         ---------------------------------------------------------------------------------------------------------------
      Real Estate Partnership Equities (various)                                  -               -        **
      ------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                                      -         100.00%
      ------------------------------------------------------------------------------------------------------------------
         See Attached Listing A
         ---------------------------------------------------------------------------------------------------------------
      ACMC, Inc.     (Note 4)                                               5,000,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Wil-Gro, Inc                                                              1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      STCS, Inc.                                                                1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Fox Run, Inc.                                                             1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      FTM Corp.                                                                 1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      EVSA, Inc.                                                                   50       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Equitable Rowes Wharf, Inc.                                               1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      ELAS Realty, Inc.                                                         1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Prime Property Funding II, Inc.                                                       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Sarasota Prime Hotels, LLC                                                  -         100.00%
      ------------------------------------------------------------------------------------------------------------------
      ECLL, Inc.                                                                            100.00%
      ------------------------------------------------------------------------------------------------------------------

SUBSIDIARY ORGANIZATION CHART- 2002                                     03/07/02
-----------------------------------

  * Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership
      Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
*** All subsidiaries are corporations, except as otherwise noted.


   1. The name was changed from The Equitable Companies Incorporated on Sept. 3, 1999.

   2. AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC effective Sept. 20, 1999. Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life to AXA Financial, Inc.

   3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

   4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital"). As of December 31, 2001, AXF and its subsidiaries owned 51.66% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"). AXF held directly 32,621,075 Alliance Capital Units (13.12%); Equitable Life directly owned 5,219,396 Alliance Capital Units (2.10%); ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.63%), and ECMC, LLC owned 24,415,727 Alliance Capital Units (9.82%). Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital. In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.96% each), respectively, representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"), and Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

   6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.

   7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

   8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

SUBSIDIARY ORGANIZATION CHART- 2002                                     03/07/02
--------------------------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - EVLICO, Inc. was dissolved in 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on November
              30, 1999.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - CCMI Corp. was dissolved on October 7, 1999.
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - Six-Pac G.P., Inc. dissolved July 12,1999
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                 dissolved on December 31, 2000.
            - EVLICO East Ridge, Inc. dissolved Jan. 13, 2001
            - EREIM LP Associates (L.P.) dissolved March 27, 2001.
            - EREIM Managers Corporation dissolved March 27, 2001.
            - ML/EQ Real Estate Portfolio, L.P. dissolved March 27, 2001.
            - EML Associates, L.P. dissolved March 27, 2001.
            - EQ Services, Inc. dissolved May 11, 2001.
            - Equitable BJVS, Inc. dissolved October 3, 1999.
            - GP/EQ Southwest, Inc. dissolved October 21, 1997
            - 100 Federal Street Funding Corporation dissolved August 31, 1998.
            - 100 Federal Street Realty Corporation dissolved December 20, 2001.


SUBSIDIARY ORGANIZATION CHART - 2002
LISTING A - EQUITABLE HOLDINGS, LLC                                                                                        03/07/02
-----------------------------------
                                                                                              State of     State of
                                                                                Type of      Incorp. or    Principal      Federal
                                                                               Subsidiary     Domicile     Operation     Tax ID #
                                                                               ----------     --------     ---------     ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  *
   ---------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC
      ------------------------------------------------------------------------------------------------------------------------------
         ELAS Securities Acquisition Corporation                               Operating         DE           NY        13-3049038
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Casualty Insurance Company *                                Operating         VT           VT        06-1166226
         ---------------------------------------------------------------------------------------------------------------------------
         ECMC, LLC   (See Note 4 on Page 2)                                    Operating         DE           NY        13-3266813
         ---------------------------------------------------------------------------------------------------------------------------
            Equitable Capital Private Income & Equity
              Partnership II, L.P.                                             Investment        DE           NY        13-3544879
         ---------------------------------------------------------------------------------------------------------------------------
         Alliance Capital Management Corporation (See Note 4 on Page 2)        Operating         DE           NY        13-3633538
         ---------------------------------------------------------------------------------------------------------------------------
            See Attached Listing B
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JV Holding Corp.                                            Operating         DE           NY        13-3555850
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JVS, Inc.                                                   Investment        DE           GA        58-1812697
         ---------------------------------------------------------------------------------------------------------------------------
            Astor Times Square Corp.                                           Investment        NY           NY        13-3593699
            ------------------------------------------------------------------------------------------------------------------------
            Astor/Broadway Acquisition Corp.                                   Investment        NY           NY        13-3593692
            ------------------------------------------------------------------------------------------------------------------------
            PC Landmark, Inc.                                                  Investment        TX           TX        75-2338215
            ------------------------------------------------------------------------------------------------------------------------
            EJSVS, Inc.                                                        Investment        DE           NJ        58-2169594
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JVS II, Inc.                                                Investment        MD           MD        52-1877232
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Distributors, LLC                                                 Operating         DE           NY        52-2233674
         ---------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency of Alabama, LLC                  Operating         DE           AL        52-2255113
            ------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency, LLC                             Operating         DE        CT, ME, NY   06-1579051
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Massachusetts, LLC      Operating         MA           MA        04-3567096
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Texas, Inc.             Operating         TX           TX        74-3006330
            ------------------------------------------------------------------------------------------------------------------------
         J.M.R. Realty Services, Inc.                                          Operating         DE           NY        13-3813232
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating         DE           NJ        22-3492811
         ---------------------------------------------------------------------------------------------------------------------------







                                                                           Number of     Parent's
                                                                            Shares      Percent of             Comments
                                                                             Owned       Ownership     (e.g., Basis of Control)
                                                                             -----       ---------     ------------------------



AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  *
   ---------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC
      ------------------------------------------------------------------------------------------------------------------------------
         ELAS Securities Acquisition Corporation                                  500      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Casualty Insurance Company *                                 1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            Equitable Capital Private Income & Equity                                                 ECMC is G.P.
              Partnership II, L.P.                                                  -            -    ("Deal Flow Fund II")
            ------------------------------------------------------------------------------------------------------------------------
         Alliance Capital Management Corporation (See Note 4 on Page 2)           100      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            See Attached Listing B
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JV Holding Corp.                                             1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JVS, Inc.                                                    1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            Astor Times Square Corp.                                              100      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Astor/Broadway Acquisition Corp.                                      100      100.00%   G.P. of Astor Acquisition. L.P.
            ------------------------------------------------------------------------------------------------------------------------
            PC Landmark, Inc.                                                   1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            EJSVS, Inc.                                                         1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JVS II, Inc.                                                 1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Distributors, LLC                                                      -      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency of Alabama, LLC                       -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency, LLC                                  -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Massachusetts, LLC           -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Texas, Inc.              1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
         J.M.R. Realty Services, Inc.                                           1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
         ---------------------------------------------------------------------------------------------------------------------------

* Affiliated Insurer

    Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
    Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
    Effective March 15, 2000, Equisource of New York, Inc. and
          its subsidiaries were merged into AXA Network, LLC,
          which was then sold to AXA Distribution Holding Corp.
    Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

SUBSIDIARY ORGANIZATION CHART - 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.                                                                              03/07/02
---------------------------------------------
                                                                                               State of       State of
                                                                                 Type of      Incorp. or      Principal     Federal
                                                                                Subsidiary     Domicile       Operation    Tax ID #
                                                                                ----------     --------       ---------    ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States
   ---------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management Holding L.P. (See Note 4 on Page 2)    Operating         DE             NY
             -----------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.  (See Note 4 on Page 2)           Operating         DE             NY       13-3434400
             -----------------------------------------------------------------------------------------------------------------------
                Albion Alliance LLC                                             Operating         DE             NY       13-3903734
                --------------------------------------------------------------------------------------------------------------------
                Cursitor Alliance LLC                                              HCO            DE             MA       22-3424339
                --------------------------------------------------------------------------------------------------------------------
                   Cursitor Alliance Holdings Ltd.                              Operating        U.K.           U.K.           -
                   -----------------------------------------------------------------------------------------------------------------
                      Draycott Partners. Ltd.                                   Operating         MA            U.K.      98-0116774
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Alliance Services Ltd.                           Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Management Co. S.A.                              Operating        Lux.           Lux.           -
                      --------------------------------------------------------------------------------------------------------------
                      Alliance Asset Allocation Ltd.                            Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                         Cursitor Eaton Asset Management Co.                    Operating         NY             MA       13-3379955
                         -----------------------------------------------------------------------------------------------------------
                         Alliance Cecogest                                      Operating       France         France          -
                         -----------------------------------------------------------------------------------------------------------
                Alliance Capital Management LLC                                    HCO            DE             NY
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein & Co., LLC                                 HCO            DE             NY
                   -----------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware                      HCO            DE             NY       13-2778645
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Ltd.                                    Operating        U.K.           U.K.           -
                   -----------------------------------------------------------------------------------------------------------------
                      Sanford C. Bernstein (CREST Nominees)Ltd.                 Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Proprietary Ltd.                        Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Global Investor Services, Inc.                      Operating         DE             NJ       13-3211780
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Fund Distributors, Inc.                             Operating         DE             NY       13-3191825
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Oceanic Corp.                               Operating         DE             NY       13-3441277
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Latin America Ltd.                          Operating       Brazil         Brazil          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Australia Limited                Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management New Zealand Limited              Operating        N.Z.           N.Z.           -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Australia Limited                           Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                      Far Eastern Alliance Aset Management                      Operating       Taiwan         Taiwan          -
                      --------------------------------------------------------------------------------------------------------------
                   Meiji - Alliance Capital Corp.                               Operating         DE             NY       13-3613617
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital (Luxembourg) S.A.                           Operating        Lux.           Lux.           -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Barra Research Institute, Inc.                      Operating         DE             NY       13-3548918
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Canada, Inc.                     Operating         DE           Canada     13-3630460
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Global Derivatives Corp.                    Operating         DE             NY       13-3626546
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Global Investor Services S.A.                            Operating        Lux.           Lux.           -
                   -----------------------------------------------------------------------------------------------------------------
                      ACM Fund Services (Espana) S.L.                           Operating       Spain           Spain          -
                      --------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management (Singapore) Ltd.                 Operating     Singapore       Singapore        -
                   -----------------------------------------------------------------------------------------------------------------
                   ACM International (France) SAS                               Operating       France         France          -
                   -----------------------------------------------------------------------------------------------------------------
                   ACM CIIC Investment Management Ltd.                          Operating    Cayman Isl.     Cayman Isl.
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Software Services Ltd.                                   Operating         DE             NY       13-3910857
                   ----------------------------------------------------------------------------------------------------------------

                                                                               Number of    Parent's
                                                                                Shares      Percent of        Comments
                                                                               Owned      Ownership    (e.g., Basis of Control)
                                                                                -----      ---------    ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States
   ---------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation                                                    owns 1% GP interest in Alliance
                                                                                                     Capital Management L.P. and
                                                                                                     100,000 GP units in Alliance
                                                                                                     Capital Management Holding L.P.
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                  -
             -----------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.  (See Note 4 on Page 2)
             -----------------------------------------------------------------------------------------------------------------------
                Albion Alliance LLC                                                         37.60%   Equitable Life = 4.7%; 3rd
                                                                                                     parties = 57.7%
                --------------------------------------------------------------------------------------------------------------------
                Cursitor Alliance LLC                                                       93.00%   Cursitor Holdings L.P. = 7%
                --------------------------------------------------------------------------------------------------------------------
                   Cursitor Alliance Holdings Ltd.                                         100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Draycott Partners. Ltd.                                              100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Alliance Services Ltd.                                      100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Management Co. S.A.                                         100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Alliance Asset Allocation Ltd.                                       100.00%
                      --------------------------------------------------------------------------------------------------------------
                         Cursitor Eaton Asset Management Co.                                50.00%   Cursitor Alliance LLC = 50%
                         -----------------------------------------------------------------------------------------------------------
                         Alliance Cecogest                                                  75.00%   Cursitor Alliance Services Ltd.
                                                                                                     = 25%
                         -----------------------------------------------------------------------------------------------------------
                Alliance Capital Management LLC                                            100.00%
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein & Co., LLC                                         100.00%
                   -----------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware                      10      100.00%
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Ltd.                                               100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Sanford C. Bernstein (CREST Nominees)Ltd.                            100.00%
                      --------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Proprietary Ltd.                                   100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Global Investor Services, Inc.                        100      100.00%   formerly, Alliance fund
                                                                                                     Services, Inc.
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Fund Distributors, Inc.                               100      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Oceanic Corp.                               1,000      100.00%   inactive
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Latin America Ltd.                                      99.00%   Alliance Capital Oceanic Corp
                                                                                                     owns 1%
                   ----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Australia Limited                            50.00%   3rd parties = 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management New Zealand Limited                          50.00%   3rd parties = 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Australia Limited                                      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Far Eastern Alliance Aset Management                                  20.00%   3rd parties = 80%
                      --------------------------------------------------------------------------------------------------------------
                   Meiji - Alliance Capital Corp.                              50,000       50.00%   Meiji Mutual Life owns 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital (Luxembourg) S.A.                           3,999       99.98%   Alliance Cap. Oceanic Corp.
                                                                                                     owns 0.025%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Barra Research Institute, Inc.                      1,000      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Canada, Inc.                    18,750      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Global Derivatives Corp.                    1,000      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Global Investor Services S.A.                                        99.00%   Alliance Capital Oceanic Corp.
                                                                                                     owns 1%
                   -----------------------------------------------------------------------------------------------------------------
                      ACM Fund Services (Espana) S.L.                                      100.00%
                      --------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management (Singapore) Ltd.                            100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM International (France) SAS                                          100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM CIIC Investment Management Ltd.                                      54.00%   3rd parties = 46%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Software Services Ltd.                                              100.00%
                   -----------------------------------------------------------------------------------------------------------------

SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.                                                                               03/07/02
---------------------------------------------
                                                                                               State of    State of
                                                                                 Type of      Incorp. or   Principal       Federal
                                                                                Subsidiary     Domicile    Operation      Tax ID #
                                                                                ----------     --------    ---------      ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------
    The Equitable Life Assurance Society of the United States
    ---------------------------------------------------------------------------
       Equitable Holdings, LLC
       ------------------------------------------------------------------------
          Alliance Capital Management Corporation
          ---------------------------------------------------------------------
             Alliance Capital Management L.P.
             ------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware (Cont'd)
                --------------------------------------------------------------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                   Operating     Mauritius    Mauritius          -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd    Operating       India        India            -
                       -------------------------------------------------------------------------------------------------------------
                    ACAM Trust Company Private Ltd.                             Operating       India        India            -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                               Operating         DE          NY         13-3802178
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management (Asia) Ltd.                     Operating         DE       Singapore     13-3752293
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Asset Management (Japan) Ltd               Operating       Japan        Japan            -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Limited                                    Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Services Ltd.                           Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                          Dimensional Trust Management Ltd.                     Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Corporate Finance Group Inc.                       Operating         DE          NY         52-1671668
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance SBS-AGRO Capital Management Co.                    Operating       Russia      Russia            -
                    ----------------------------------------------------------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                  Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Whittingdale Ltd.                       Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Investments Ltd.                                     Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Nominees Ltd.                               Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                    Hanwha Investment Trust Mgmt. Co., Ltd                      Operating      So Korea    So Korea           -
                    ----------------------------------------------------------------------------------------------------------------
                    New Alliance Asset Management (Asia) Ltd                    Operating        H.K.        H.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                    ACM New-Alliance (Luxembourg) S.A.                          Operating        Lux.        Lux.             -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Mgmt. (Proprietary) Ltd.                   Operating     So Africa    So Africa          -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                     Operating      Zimbabwe    Zimbabwe           -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                    Operating       Nambia      Nambia            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                     Operating      Zimbabwe    Zimbabwe           -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                    Operating       Nambia      Nambia            -
                       -------------------------------------------------------------------------------------------------------------











                                                                                Number of      Parent's
                                                                                 Shares       Percent of            Comments
                                                                                  Owned        Ownership    (e.g., Basis of Control
                                                                                  -----        ---------    -----------------------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
    The Equitable Life Assurance Society of the United States
    --------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.
             -----------------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware (Cont'd)
                --------------------------------------------------------------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                  75.00%      3rd parties = 25%
                       -------------------------------------------------------------------------------------------------------------
                    ACAM Trust Company Private Ltd.                                          100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                            100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management (Asia) Ltd.                                  100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Asset Management (Japan) Ltd                            100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Limited                                   250,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Services Ltd.                            1,000       100.00%
                       -------------------------------------------------------------------------------------------------------------
                          Dimensional Trust Management Ltd.                     50,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Corporate Finance Group Inc.                        1,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance SBS-AGRO Capital Management Co.                                  49.00%      3rd parties = 51%
                    ----------------------------------------------------------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                               100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Whittingdale Ltd.                                    100.00%
                       -------------------------------------------------------------------------------------------------------------
                       ACM Investments Ltd.                                                  100.00%
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Nominees Ltd.                                            100.00%
                       -------------------------------------------------------------------------------------------------------------
                    Hanwha Investment Trust Mgmt. Co., Ltd                                    20.00%      3rd parties = 80%
                    ----------------------------------------------------------------------------------------------------------------
                    New Alliance Asset Management (Asia) Ltd                                  50.00%      3rd parties = 50%
                    ----------------------------------------------------------------------------------------------------------------
                    ACM New-Alliance (Luxembourg) S.A.                                         1.00%      3rd parties = 99%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Mgmt. (Proprietary) Ltd.                                 80.00%      3rd parties = 20%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                                   50.00%      3rd parties = 50%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                                 100.00%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                                   50.00%      3rd parties = 50%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                                 100.00%
                       -------------------------------------------------------------------------------------------------------------

Item 27. Number of Contractowners
         ------------------------

         As of February 28, 2002, there were 182 owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c)  Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------


          (a) AXA Advisors is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I, Separate Account FP and EQ Advisors Trust, AXA Advisors's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

          (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors. The business address of the directors and principal officers with an asterisk before the name is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Executive Vice President and Director

*G. Patrick McGunagle                 Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 David Conine                         Director
 1345 Avenue of the Americas
 33rd Floor
 New York, NY

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Gary Lineberry                       Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Robert Schmidt                       Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Eric Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice President

*Philomena Scamardella                First Vice President

*Michael Brzozowski                   Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

          (c)  Not applicable

Item 30.  Location of Accounts and Records
          --------------------------------

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY, 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, N.J. 07096.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contracts include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, prospectus, or otherwise.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 4th day of April, 2002.



                                 SEPARATE ACCOUNT A OF
                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Registrant)

                                 By:  The Equitable Life Assurance Society
                                      of the United States


                                 By:  /s/ Robin Wagner
                                      ------------------------------
                                          Robin Wagner
                                          Vice President and Counsel

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 4th day of April, 2002.



                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Depositor)


                                 By:  /s/ Robin Wagner
                                      ----------------------------
                                          Robin Wagner
                                          Vice President and Counsel



         As required by the Securities Act of 1933 this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron          President, Chief Operating Officer
                                 and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                Senior Executive Vice President
                                 and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel               Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert         Jean-Rene Fourtou            George T. Lowy
Francoise Colloc'h       Norman C. Francis            Edward D. Miller
Christopher M. Condron   Donald J. Greene             Didier Pineau-Valencienne
Henri de Castries        John T. Hartley              George J. Sella, Jr.
Claus-Michael Dill       John H.F. Haskell, Jr        Peter J. Tobin
Joseph L. Dionne         Mary R. (Nina) Henderson     Stanley B. Tulin
Denis Duverne            W. Edwin Jarmain




*By: /s/ Robin Wagner
     ----------------------
         Robin Wagner
         Attorney-in-Fact
         April 4, 2002

                                  EXHIBIT INDEX
                                  -------------

                Exhibit No.                                Tag Value
                -----------                                ---------


10(a)    Consent of PricewaterhouseCoopers LLP.            EX-99.10a





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